UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Dynamic Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2025 – September 30, 2025

Item 1.	Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Dow 2x Strategy Fund

Class A | RYLDX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$99	1.82%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 17.47%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group, Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	17.47%	12.24%	18.07%	19.12%
Class A (with sales charge)‡	11.89%	6.90%	16.93%	18.54%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	13.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$37,014,208
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	156%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Dow 2x Strategy Fund | Class A | RYLDX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.2%
Microsoft Corp.	6.0%
Caterpillar, Inc.	5.5%
Home Depot, Inc.	4.7%
Sherwin-Williams Co.	4.0%
UnitedHealth Group, Inc.	4.0%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.5%
Top 10 Total	48.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYLDX-093025

Guggenheim Investments	2

Dow 2x Strategy Fund

Class C | RYCYX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$140	2.57%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 17.03%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group, Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	17.03%	11.41%	17.20%	18.24%
Class C (with CDSC)§	16.03%	10.41%	17.20%	18.24%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	13.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$37,014,208
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	156%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Dow 2x Strategy Fund | Class C | RYCYX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.2%
Microsoft Corp.	6.0%
Caterpillar, Inc.	5.5%
Home Depot, Inc.	4.7%
Sherwin-Williams Co.	4.0%
UnitedHealth Group, Inc.	4.0%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.5%
Top 10 Total	48.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCYX-093025

Guggenheim Investments	2

Dow 2x Strategy Fund

Class H | RYCVX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$99	1.82%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 17.46%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group, Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	17.46%	12.22%	18.06%	19.11%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	13.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$37,014,208
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	156%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Dow 2x Strategy Fund | Class H | RYCVX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.2%
Microsoft Corp.	6.0%
Caterpillar, Inc.	5.5%
Home Depot, Inc.	4.7%
Sherwin-Williams Co.	4.0%
UnitedHealth Group, Inc.	4.0%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.5%
Top 10 Total	48.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCVX-093025

Guggenheim Investments	2

Inverse Dow 2x Strategy Fund

Class A | RYIDX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.81%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -19.19%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group. Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-19.19%	-16.41%	-20.97%	-26.01%
Class A (with sales charge)‡	-23.03%	-20.39%	-21.74%	-26.37%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	13.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$4,131,864
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Dow 2x Strategy Fund | Class A | RYIDX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIDX-093025

Guggenheim Investments	2

Inverse Dow 2x Strategy Fund

Class C | RYCZX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$116	2.57%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -19.40%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group. Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-19.40%	-17.07%	-21.58%	-26.56%
Class C (with CDSC)§	-20.21%	-17.86%	-21.58%	-26.56%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	13.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$4,131,864
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Dow 2x Strategy Fund | Class C | RYCZX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCZX-093025

Guggenheim Investments	2

Inverse Dow 2x Strategy Fund

Class H | RYCWX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$82	1.80%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -19.21%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group. Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-19.21%	-16.39%	-21.00%	-26.01%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	13.50%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$4,131,864
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Dow 2x Strategy Fund | Class H | RYCWX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCWX-093025

Guggenheim Investments	2

NASDAQ-100® 2x Strategy Fund

Class A | RYVLX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$117	1.84%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 54.22%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	54.22%	35.75%	24.08%	31.94%
Class A (with sales charge)‡	46.89%	29.29%	22.87%	31.30%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,341,594,352
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	313%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

NASDAQ-100® 2x Strategy Fund | Class A | RYVLX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.6%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.9%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVLX-093025

Guggenheim Investments	2

NASDAQ-100® 2x Strategy Fund

Class C | RYCCX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$165	2.59%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 53.65%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	53.65%	34.75%	23.12%	30.93%
Class C (with CDSC)§	52.65%	33.75%	23.12%	30.93%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,341,594,352
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	313%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

NASDAQ-100® 2x Strategy Fund | Class C | RYCCX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.6%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.9%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCCX-093025

Guggenheim Investments	2

NASDAQ-100® 2x Strategy Fund

Class H | RYVYX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$117	1.84%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 54.22%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	54.22%	35.75%	24.08%	31.93%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$1,341,594,352
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	313%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

NASDAQ-100® 2x Strategy Fund | Class H | RYVYX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.6%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.9%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVYX-093025

Guggenheim Investments	2

Inverse NASDAQ-100® 2x Strategy Fund

Class A | RYVTX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$90	2.28%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -42.38%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-42.38%	-37.91%	-33.56%	-37.99%
Class A (with sales charge)‡	-45.12%	-40.87%	-34.21%	-38.28%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$12,754,374
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse NASDAQ-100® 2x Strategy Fund | Class A | RYVTX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVTX-093025

Guggenheim Investments	2

Inverse NASDAQ-100® 2x Strategy Fund

Class C | RYCDX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$117	2.96%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -42.63%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-42.63%	-38.45%	-34.08%	-38.40%
Class C (with CDSC)§	-43.20%	-39.02%	-34.08%	-38.40%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$12,754,374
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse NASDAQ-100® 2x Strategy Fund | Class C | RYCDX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCDX-093025

Guggenheim Investments	2

Inverse NASDAQ-100® 2x Strategy Fund

Class H | RYVNX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$77	1.95%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -42.33%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-42.33%	-37.80%	-33.55%	-37.98%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$12,754,374
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse NASDAQ-100® 2x Strategy Fund | Class H | RYVNX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYVNX-093025

Guggenheim Investments	2

Russell 2000® 2x Strategy Fund

Class A | RYRUX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$117	1.95%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 39.03%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	39.03%	8.39%	11.98%	9.19%
Class A (with sales charge)‡	32.43%	3.25%	10.90%	8.66%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$45,180,644
Total Number of Portfolio Holdings	1,986
Portfolio Turnover Rate	9%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Russell 2000® 2x Strategy Fund | Class A | RYRUX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.6%
Credo Technology Group Holding Ltd.	0.2%
Bloom Energy Corp. — Class A	0.2%
IonQ, Inc.	0.2%
Kratos Defense & Security Solutions, Inc.	0.2%
Fabrinet	0.1%
Oklo, Inc.	0.1%
Coeur Mining, Inc.	0.1%
Rambus, Inc.	0.1%
Top 10 Total	2.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRUX-093025

Guggenheim Investments	2

Russell 2000® 2x Strategy Fund

Class C | RYRLX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$161	2.70%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 38.51%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	38.51%	7.59%	11.15%	8.38%
Class C (with CDSC)§	37.51%	6.59%	11.15%	8.38%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$45,180,644
Total Number of Portfolio Holdings	1,986
Portfolio Turnover Rate	9%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Russell 2000® 2x Strategy Fund | Class C | RYRLX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.6%
Credo Technology Group Holding Ltd.	0.2%
Bloom Energy Corp. — Class A	0.2%
IonQ, Inc.	0.2%
Kratos Defense & Security Solutions, Inc.	0.2%
Fabrinet	0.1%
Oklo, Inc.	0.1%
Coeur Mining, Inc.	0.1%
Rambus, Inc.	0.1%
Top 10 Total	2.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRLX-093025

Guggenheim Investments	2

Russell 2000® 2x Strategy Fund

Class H | RYRSX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$117	1.95%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 38.99%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	38.99%	8.29%	11.91%	9.10%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$45,180,644
Total Number of Portfolio Holdings	1,986
Portfolio Turnover Rate	9%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Russell 2000® 2x Strategy Fund | Class H | RYRSX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.6%
Credo Technology Group Holding Ltd.	0.2%
Bloom Energy Corp. — Class A	0.2%
IonQ, Inc.	0.2%
Kratos Defense & Security Solutions, Inc.	0.2%
Fabrinet	0.1%
Oklo, Inc.	0.1%
Coeur Mining, Inc.	0.1%
Rambus, Inc.	0.1%
Top 10 Total	2.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYRSX-093025

Guggenheim Investments	2

Inverse Russell 2000® 2x Strategy Fund

Class A | RYIUX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$72	1.74%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -35.95%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-35.95%	-22.85%	-26.83%	-26.73%
Class A (with sales charge)‡	-38.99%	-26.50%	-27.54%	-27.08%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$4,652,406
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse Russell 2000® 2x Strategy Fund | Class A | RYIUX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIUX-093025

Guggenheim Investments	2

Inverse Russell 2000® 2x Strategy Fund

Class C | RYIZX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$102	2.48%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -36.20%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-36.20%	-23.43%	-27.38%	-27.28%
Class C (with CDSC)§	-36.84%	-24.15%	-27.38%	-27.28%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$4,652,406
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse Russell 2000® 2x Strategy Fund | Class C | RYIZX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIZX-093025

Guggenheim Investments	2

Inverse Russell 2000® 2x Strategy Fund

Class H | RYIRX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$75	1.82%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -35.99%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics Inc., Lantheus Holdings Inc, and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-35.99%	-22.97%	-26.99%	-26.84%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$4,652,406
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse Russell 2000® 2x Strategy Fund | Class H | RYIRX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYIRX-093025

Guggenheim Investments	2

S&P 500® 2x Strategy Fund

Class A | RYTTX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$108	1.83%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 35.44%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	35.44%	24.22%	24.45%	22.73%
Class A (with sales charge)‡	29.01%	18.32%	23.25%	22.13%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$358,094,849
Total Number of Portfolio Holdings	512
Portfolio Turnover Rate	824%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

S&P 500® 2x Strategy Fund | Class A | RYTTX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.3%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class A	2.0%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class C	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Top 10 Total	31.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTTX-093025

Guggenheim Investments	2

S&P 500® 2x Strategy Fund

Class C | RYCTX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$151	2.57%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 34.92%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	34.92%	23.30%	23.53%	21.81%
Class C (with CDSC)§	33.92%	22.30%	23.53%	21.81%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$358,094,849
Total Number of Portfolio Holdings	512
Portfolio Turnover Rate	824%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

S&P 500® 2x Strategy Fund | Class C | RYCTX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.3%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class A	2.0%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class C	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Top 10 Total	31.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCTX-093025

Guggenheim Investments	2

S&P 500® 2x Strategy Fund

Class H | RYTNX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$107	1.82%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 35.44%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	35.44%	24.20%	24.44%	22.72%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$358,094,849
Total Number of Portfolio Holdings	512
Portfolio Turnover Rate	824%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

S&P 500® 2x Strategy Fund | Class H | RYTNX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings2 (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.3%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class A	2.0%
Tesla, Inc.	1.8%
Alphabet, Inc. — Class C	1.6%
Berkshire Hathaway, Inc. — Class B	1.3%
Top 10 Total	31.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTNX-093025

Guggenheim Investments	2

Inverse S&P 500® 2x Strategy Fund

Class A | RYTMX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$78	1.86%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -31.65%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-31.65%	-26.67%	-27.18%	-28.53%
Class A (with sales charge)‡	-34.89%	-30.17%	-27.89%	-28.87%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$10,410,761
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

Guggenheim Investments	1

Inverse S&P 500® 2x Strategy Fund | Class A | RYTMX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTMX-093025

Guggenheim Investments	2

Inverse S&P 500® 2x Strategy Fund

Class C | RYCBX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$110	2.62%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -31.90%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-31.90%	-27.23%	-27.73%	-29.07%
Class C (with CDSC)§	-32.58%	-27.90%	-27.73%	-29.07%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$10,410,761
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Inverse S&P 500® 2x Strategy Fund | Class C | RYCBX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYCBX-093025

Guggenheim Investments	2

Inverse S&P 500® 2x Strategy Fund

Class H | RYTPX

Semi-Annual Shareholder Report | 9.30.25

This semi-annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$76	1.81%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -31.67%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 9.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-31.67%	-26.47%	-27.11%	-28.49%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 9.30.25
Net Assets	$10,410,761
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

Inverse S&P 500® 2x Strategy Fund | Class H | RYTPX	Semi-Annual Shareholder Report | September 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-RYTPX-093025

Guggenheim Investments	2

(b)	Not applicable

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not required at this time.

Item 6.	Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

9.30.2025

Rydex Funds Semi-Annual Financial Report

Domestic Equity Funds
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund

GuggenheimInvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (SEMI-ANNUAL FINANCIAL REPORT)
DOW 2x STRATEGY FUND	2
INVERSE DOW 2x STRATEGY FUND	8
NASDAQ-100® 2x STRATEGY FUND	14
INVERSE NASDAQ-100® 2x STRATEGY FUND	21
RUSSELL 2000® 2x STRATEGY FUND	27
INVERSE RUSSELL 2000® 2x STRATEGY FUND	51
S&P 500® 2x STRATEGY FUND	57
INVERSE S&P 500® 2x STRATEGY FUND	67
NOTES TO FINANCIAL STATEMENTS	73
OTHER INFORMATION	87
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	89
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	90
ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	91
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	92

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 87.6%

Financial - 24.0%
Goldman Sachs Group, Inc.	4,296	$3,421,120
Visa, Inc. — Class A	4,296	1,466,569
American Express Co.	4,296	1,426,959
JPMorgan Chase & Co.	4,296	1,355,087
Travelers Companies, Inc.	4,296	1,199,529
Total Financial		8,869,264

Technology - 17.1%
Microsoft Corp.	4,296	2,225,113
International Business Machines Corp.	4,296	1,212,159
Apple, Inc.	4,296	1,093,891
Salesforce, Inc.	4,296	1,018,152
NVIDIA Corp.	4,296	801,548
Total Technology		6,350,863

Consumer, Non-cyclical - 13.0%
UnitedHealth Group, Inc.	4,296	1,483,409
Amgen, Inc.	4,296	1,212,331
Johnson & Johnson	4,296	796,565
Procter & Gamble Co.	4,296	660,080
Merck & Company, Inc.	4,296	360,563
Coca-Cola Co.	4,296	284,911
Total Consumer, Non-cyclical		4,797,859

Industrial - 12.3%
Caterpillar, Inc.	4,296	2,049,836
Boeing Co.*	4,296	927,206
Honeywell International, Inc.	4,296	904,308
3M Co.	4,296	666,653
Total Industrial		4,548,003

Consumer, Cyclical - 10.2%
Home Depot, Inc.	4,296	1,740,696
McDonald’s Corp.	4,296	1,305,511
Walmart, Inc.	4,296	442,746
NIKE, Inc. — Class B	4,296	299,560
Total Consumer, Cyclical		3,788,513

Communications - 5.2%
Amazon.com, Inc.*	4,296	943,273
Walt Disney Co.	4,296	491,892
Cisco Systems, Inc.	4,296	293,932
Verizon Communications, Inc.	4,296	188,809
Total Communications		1,917,906

Basic Materials - 4.0%
Sherwin-Williams Co.	4,296	1,487,533

Energy - 1.8%
Chevron Corp.	4,296	667,126

Total Common Stocks
(Cost $17,102,356)		32,427,067

	Face Amount
U.S. TREASURY BILLS†† - 7.5%
U.S. Treasury Bills
3.88% due 12/18/25[1,2]	$2,100,000	2,082,406
3.93% due 10/14/25[2,3]	595,000	594,132
3.85% due 12/18/25[1,2]	100,000	99,163
Total U.S. Treasury Bills
(Cost $2,775,624)		2,775,701

REPURCHASE AGREEMENTS††,4 - 3.1%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	659,624	659,624
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	474,642	474,642
Total Repurchase Agreements
(Cost $1,134,266)		1,134,266

Total Investments - 98.2%
(Cost $21,012,246)		$36,337,034
Other Assets & Liabilities, net - 1.8%		677,174
Total Net Assets - 100.0%		$37,014,208

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	49	Dec 2025	$11,437,825	$103,343

2 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
DOW 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.03% (SOFR + 0.90%)	At Maturity	11/20/25	489	$22,706,816	$134,453
BNP Paribas	Dow Jones Industrial Average	Pay	4.99% (Federal Funds Rate + 0.90%)	At Maturity	11/20/25	161	7,462,702	44,489
							$30,169,518	$178,942

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,427,067	$—	$—	$32,427,067
U.S. Treasury Bills	—	2,775,701	—	2,775,701
Repurchase Agreements	—	1,134,266	—	1,134,266
Equity Futures Contracts**	103,343	—	—	103,343
Equity Index Swap Agreements**	—	178,942	—	178,942
Total Assets	$32,530,410	$4,088,909	$—	$36,619,319

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $19,877,980)	$35,202,768
Repurchase agreements, at value (cost $1,134,266)	1,134,266
Segregated cash with broker	508,890
Unrealized appreciation on OTC swap agreements	178,942
Receivables:
Fund shares sold	996,641
Variation margin on futures contracts	18,196
Dividends	9,843
Interest	132
Total assets	38,049,678

Liabilities:
Overdraft due to custodian bank	108,301
Payable for:
Fund shares redeemed	827,039
Management fees	27,718
Swap settlement	22,265
Transfer agent fees	14,883
Distribution and service fees	8,420
Portfolio accounting and administration fees	3,234
Trustees’ fees*	343
Miscellaneous	23,267
Total liabilities	1,035,470
Net assets	$37,014,208

Net assets consist of:
Paid in capital	$23,675,294
Total distributable earnings (loss)	13,338,914
Net assets	$37,014,208
Class A:
Net assets	$10,060,500
Capital shares outstanding	52,986
Net asset value per share	$189.87
Maximum offering price per share (Net asset value divided by 95.25%)	$199.34
Class C:
Net assets	$1,231,180
Capital shares outstanding	7,898
Net asset value per share	$155.89
Class H:
Net assets	$25,722,528
Capital shares outstanding	136,074
Net asset value per share	$189.03

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends	$278,930
Interest	126,479
Total investment income	405,409

Expenses:
Management fees	161,891
Distribution and service fees:
Class A	11,253
Class C	5,926
Class H	32,237
Transfer agent fees	40,939
Registration fees	39,094
Portfolio accounting and administration fees	36,877
Interest expense	7,700
Professional fees	2,862
Trustees’ fees*	2,788
Custodian fees	2,445
Line of credit fees	28
Miscellaneous	5,582
Total expenses	349,622
Less:
Expenses reimbursed by Adviser	(17,987)
Net expenses	331,635
Net investment income	73,774

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(225,106)
Swap agreements	743,596
Futures contracts	823,463
Net realized gain	1,341,953
Net change in unrealized appreciation (depreciation) on:
Investments	2,436,851
Swap agreements	536,270
Futures contracts	128,538
Net change in unrealized appreciation (depreciation)	3,101,659
Net realized and unrealized gain	4,443,612
Net increase in net assets resulting from operations	$4,517,386

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

4 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$73,774	$239,271
Net realized gain on investments	1,341,953	1,899,396
Net change in unrealized appreciation (depreciation) on investments	3,101,659	(1,763,078)
Net increase in net assets resulting from operations	4,517,386	375,589

Distributions to shareholders:
Class A	—	(287,514)
Class C	—	(56,962)
Class H	—	(1,191,961)
Total distributions to shareholders	—	(1,536,437)

Capital share transactions:
Proceeds from sale of shares
Class A	3,059,563	6,636,258
Class C	466,088	1,458,886
Class H	150,067,296	795,382,268
Distributions reinvested
Class A	—	286,667
Class C	—	56,726
Class H	—	1,143,368
Cost of shares redeemed
Class A	(2,948,105)	(7,253,548)
Class C	(875,997)	(1,140,185)
Class H	(167,584,080)	(801,964,647)
Net decrease from capital share transactions	(17,815,235)	(5,394,207)
Net decrease in net assets	(13,297,849)	(6,555,055)

Net assets:
Beginning of period	50,312,057	56,867,112
End of period	$37,014,208	$50,312,057

Capital share activity:
Shares sold
Class A	19,448	39,369
Class C	3,658	10,658
Class H	904,575	4,749,783
Shares issued from reinvestment of distributions
Class A	—	1,591
Class C	—	381
Class H	—	6,373
Shares redeemed
Class A	(18,232)	(43,246)
Class C	(6,906)	(8,074)
Class H	(1,019,912)	(4,803,431)
Net decrease in shares	(117,369)	(46,596)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$161.63	$158.69	$116.66	$135.77	$128.55	$58.38
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.83	1.10	.54	(.27)	(.08)
Net gain (loss) on investments (realized and unrealized)	27.91	7.86	41.51	(17.13)	13.56	70.25
Total from investment operations	28.24	8.69	42.61	(16.59)	13.29	70.17
Less distributions from:
Net investment income	—	(1.08)	(.58)	—	—	—
Net realized gains	—	(4.67)	—	(2.52)	(6.07)	—
Total distributions	—	(5.75)	(.58)	(2.52)	(6.07)	—
Net asset value, end of period	$189.87	$161.63	$158.69	$116.66	$135.77	$128.55

Total Return[c]	17.47%	5.10%	36.66%	(12.23%)	10.00%	120.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,061	$8,368	$8,578	$6,214	$9,374	$10,886
Ratios to average net assets:
Net investment income (loss)	0.40%	0.50%	0.85%	0.46%	(0.19%)	(0.08%)
Total expenses	1.92%	1.87%	1.93%	1.90%	1.79%	1.84%
Net expenses[d]	1.82%	1.77%	1.85%	1.86%	1.79%	1.84%
Portfolio turnover rate	156%	1,015%	552%	516%	197%	172%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$133.20	$132.60	$98.26	$115.67	$111.12	$50.84
Income (loss) from investment operations:
Net investment income (loss)[b]	(.26)	(.33)	.14	(.28)	(1.13)	(.64)
Net gain (loss) on investments (realized and unrealized)	22.95	6.68	34.78	(14.61)	11.75	60.92
Total from investment operations	22.69	6.35	34.92	(14.89)	10.62	60.28
Less distributions from:
Net investment income	—	(1.08)	(.58)	—	—	—
Net realized gains	—	(4.67)	—	(2.52)	(6.07)	—
Total distributions	—	(5.75)	(.58)	(2.52)	(6.07)	—
Net asset value, end of period	$155.89	$133.20	$132.60	$98.26	$115.67	$111.12

Total Return[c]	17.03%	4.32%	35.65%	(12.86%)	9.16%	118.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,231	$1,485	$1,085	$1,003	$1,595	$1,932
Ratios to average net assets:
Net investment income (loss)	(0.38%)	(0.24%)	0.13%	(0.28%)	(0.93%)	(0.81%)
Total expenses	2.67%	2.62%	2.64%	2.65%	2.54%	2.59%
Net expenses[d]	2.57%	2.53%	2.55%	2.61%	2.54%	2.59%
Portfolio turnover rate	156%	1,015%	552%	516%	197%	172%

6 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$160.93	$158.04	$116.21	$135.28	$128.11	$58.19
Income (loss) from investment operations:
Net investment income (loss)[b]	.38	.85	1.02	.63	(.24)	(.08)
Net gain (loss) on investments (realized and unrealized)	27.72	7.79	41.39	(17.18)	13.48	70.00
Total from investment operations	28.10	8.64	42.41	(16.55)	13.24	69.92
Less distributions from:
Net investment income	—	(1.08)	(.58)	—	—	—
Net realized gains	—	(4.67)	—	(2.52)	(6.07)	—
Total distributions	—	(5.75)	(.58)	(2.52)	(6.07)	—
Net asset value, end of period	$189.03	$160.93	$158.04	$116.21	$135.28	$128.11

Total Return	17.46%	5.09%	36.63%	(12.25%)	10.00%	120.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,723	$40,460	$47,204	$22,506	$27,732	$46,513
Ratios to average net assets:
Net investment income (loss)	0.45%	0.52%	0.79%	0.54%	(0.17%)	(0.09%)
Total expenses	1.92%	1.87%	1.93%	1.91%	1.79%	1.84%
Net expenses[d]	1.82%	1.77%	1.85%	1.87%	1.79%	1.84%
Portfolio turnover rate	156%	1,015%	552%	516%	197%	172%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 18.7%
U.S. Treasury Bills
3.88% due 12/18/25[1,2]	$750,000	$743,717
3.93% due 10/14/25[2,3]	26,000	25,962
Total U.S. Treasury Bills
(Cost $769,652)		769,679

REPURCHASE AGREEMENTS††,4 - 79.5%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	1,910,804	1,910,804
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	1,374,949	1,374,949
Total Repurchase Agreements
(Cost $3,285,753)		3,285,753

Total Investments - 98.2%
(Cost $4,055,405)		$4,055,432
Other Assets & Liabilities, net - 1.8%		76,432
Total Net Assets - 100.0%		$4,131,864

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Mini Futures Contracts	3	Dec 2025	$700,275	$(4,656)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average	Receive	4.59% (Federal Funds Rate + 0.50%)	At Maturity	11/20/25	40	$1,862,829	$(11,102)
Barclays Bank plc	Dow Jones Industrial Average	Receive	4.73% (SOFR + 0.60%)	At Maturity	11/20/25	123	5,701,939	(26,068)
							$7,564,768	$(37,170)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

8 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$769,679	$—	$769,679
Repurchase Agreements	—	3,285,753	—	3,285,753
Total Assets	$—	$4,055,432	$—	$4,055,432

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$4,656	$—	$—	$4,656
Equity Index Swap Agreements**	—	37,170	—	37,170
Total Liabilities	$4,656	$37,170	$—	$41,826

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $769,652)	$769,679
Repurchase agreements, at value (cost $3,285,753)	3,285,753
Segregated cash with broker	118,250
Receivables:
Fund shares sold	55,009
Interest	383
Total assets	4,229,074

Liabilities:
Unrealized depreciation on OTC swap agreements	37,170
Payable for:
Fund shares redeemed	48,451
Swap settlement	2,744
Management fees	2,697
Transfer agent fees	1,640
Variation margin on futures contracts	1,095
Distribution and service fees	773
Portfolio accounting and administration fees	315
Trustees’ fees*	34
Miscellaneous	2,291
Total liabilities	97,210
Net assets	$4,131,864

Net assets consist of:
Paid in capital	$55,224,987
Total distributable earnings (loss)	(51,093,123)
Net assets	$4,131,864
Class A:
Net assets	$642,889
Capital shares outstanding	5,435
Net asset value per share	$118.29
Maximum offering price per share (Net asset value divided by 95.25%)	$124.19
Class C:
Net assets	$39,054
Capital shares outstanding	394
Net asset value per share	$99.12
Class H:
Net assets	$3,449,921
Capital shares outstanding	29,108
Net asset value per share	$118.52

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Interest	$105,197
Total investment income	105,197

Expenses:
Management fees	19,909
Distribution and service fees:
Class A	652
Class C	415
Class H	4,777
Transfer agent fees	5,140
Portfolio accounting and administration fees	4,537
Registration fees	4,505
Professional fees	646
Interest expense	429
Trustees’ fees*	304
Custodian fees	297
Miscellaneous	692
Total expenses	42,303
Less:
Expenses reimbursed by Adviser	(2,211)
Net expenses	40,092
Net investment income	65,105

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(6)
Swap agreements	(1,299,160)
Futures contracts	(23,114)
Net realized loss	(1,322,280)
Net change in unrealized appreciation (depreciation) on:
Investments	7
Swap agreements	(114,372)
Futures contracts	(1,054)
Net change in unrealized appreciation (depreciation)	(115,419)
Net realized and unrealized loss	(1,437,699)
Net decrease in net assets resulting from operations	$(1,372,594)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

10 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$65,105	$141,930
Net realized loss on investments	(1,322,280)	(1,183,360)
Net change in unrealized appreciation (depreciation) on investments	(115,419)	174,867
Net decrease in net assets resulting from operations	(1,372,594)	(866,563)

Distributions to shareholders:
Class A	—	(29,295)
Class C	—	(6,955)
Class H	—	(137,716)
Total distributions to shareholders	—	(173,966)

Capital share transactions:
Proceeds from sale of shares
Class A	4,471,156	6,465,494
Class C	585,467	383,253
Class H	60,559,422	171,886,238
Distributions reinvested
Class A	—	29,280
Class C	—	6,800
Class H	—	133,753
Cost of shares redeemed
Class A	(4,470,656)	(5,952,491)
Class C	(612,219)	(437,443)
Class H	(59,687,960)	(170,924,824)
Net increase from capital share transactions	845,210	1,590,060
Net increase (decrease) in net assets	(527,384)	549,531

Net assets:
Beginning of period	4,659,248	4,109,717
End of period	$4,131,864	$4,659,248

Capital share activity:
Shares sold
Class A	30,711	43,355	*
Class C	4,772	3,055	*
Class H	455,609	1,149,818	*
Shares issued from reinvestment of distributions
Class A	—	221	*
Class C	—	61	*
Class H	—	1,007	*
Shares redeemed
Class A	(31,457)	(40,133	)*
Class C	(5,217)	(3,543	)*
Class H	(451,391)	(1,147,593	)*
Net increase in shares	3,027	6,248	*

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$146.38	$160.98	$216.70	$217.48	$266.97	$743.47
Income (loss) from investment operations:
Net investment income (loss)[b]	2.09	5.01	7.10	1.50	(3.50)	(1.30)
Net gain (loss) on investments (realized and unrealized)	(30.18)	(14.46)	(61.32)	(2.28)	(45.99)	(475.05)
Total from investment operations	(28.09)	(9.45)	(54.22)	(.78)	(49.49)	(476.35)
Less distributions from:
Net investment income	—	(5.15)	(1.50)	—	—	(.15)
Total distributions	—	(5.15)	(1.50)	—	—	(.15)
Net asset value, end of period	$118.29	$146.38	$160.98	$216.70	$217.48	$266.97

Total Return[c]	(19.19%)	(5.55%)	(25.16%)	(0.37%)	(18.52%)	(64.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$643	$905	$441	$948	$629	$387
Ratios to average net assets:
Net investment income (loss)	3.02%	3.33%	3.55%	0.64%	(1.56%)	(1.66%)
Total expenses	1.90%	1.85%	1.85%	2.03%	1.77%	1.85%
Net expenses[d]	1.81%	1.75%	1.77%	2.00%	1.77%	1.85%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$122.98	$137.31	$186.38	$188.52	$233.24	$653.69
Income (loss) from investment operations:
Net investment income (loss)[b]	1.42	3.58	4.90	(2.25)	(4.50)	(1.50)
Net gain (loss) on investments (realized and unrealized)	(25.28)	(12.76)	(52.47)	.11 [f]	(40.22)	(418.80)
Total from investment operations	(23.86)	(9.18)	(47.57)	(2.14)	(44.72)	(420.30)
Less distributions from:
Net investment income	—	(5.15)	(1.50)	—	—	(.15)
Total distributions	—	(5.15)	(1.50)	—	—	(.15)
Net asset value, end of period	$99.12	$122.98	$137.31	$186.38	$188.52	$233.24

Total Return[c]	(19.40%)	(6.28%)	(25.71%)	(1.11%)	(19.19%)	(64.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39	$103	$174	$258	$1,380	$259
Ratios to average net assets:
Net investment income (loss)	2.37%	2.77%	2.86%	(1.10%)	(2.33%)	(2.41%)
Total expenses	2.67%	2.55%	2.59%	2.72%	2.52%	2.59%
Net expenses[d]	2.57%	2.45%	2.51%	2.70%	2.52%	2.59%
Portfolio turnover rate	—	—	—	—	—	—

12 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$146.70	$161.38	$217.14	$218.03	$267.98	$745.63
Income (loss) from investment operations:
Net investment income (loss)[b]	1.91	4.70	7.00	1.85	(3.45)	(1.10)
Net gain (loss) on investments (realized and unrealized)	(30.09)	(14.23)	(61.26)	(2.74)	(46.50)	(476.40)
Total from investment operations	(28.18)	(9.53)	(54.26)	(.89)	(49.95)	(477.50)
Less distributions from:
Net investment income	—	(5.15)	(1.50)	—	—	(.15)
Total distributions	—	(5.15)	(1.50)	—	—	(.15)
Net asset value, end of period	$118.52	$146.70	$161.38	$217.14	$218.03	$267.98

Total Return	(19.21%)	(5.58%)	(25.13%)	(0.41%)	(18.64%)	(64.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,450	$3,651	$3,495	$3,695	$2,653	$2,531
Ratios to average net assets:
Net investment income (loss)	2.95%	3.33%	3.61%	0.82%	(1.58%)	(1.66%)
Total expenses	1.90%	1.86%	1.90%	2.04%	1.80%	1.84%
Net expenses[d]	1.80%	1.76%	1.82%	2.01%	1.80%	1.84%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025.
[f]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 86.7%

Technology - 44.3%
NVIDIA Corp.	616,229	$114,976,007
Microsoft Corp.	188,499	97,633,057
Apple, Inc.	376,340	95,827,454
Broadcom, Inc.	197,272	65,082,006
Palantir Technologies, Inc. — Class A*	141,892	25,883,939
Advanced Micro Devices, Inc.*	101,250	16,381,238
Intuit, Inc.	17,404	11,885,366
Micron Technology, Inc.	69,822	11,682,617
QUALCOMM, Inc.	67,319	11,199,189
Lam Research Corp.	78,962	10,573,012
Texas Instruments, Inc.	56,721	10,421,349
Applied Materials, Inc.	49,702	10,175,987
Adobe, Inc.*	26,466	9,335,881
Intel Corp.*	273,082	9,161,901
KLA Corp.	8,233	8,880,114
Crowdstrike Holdings, Inc. — Class A*	15,657	7,677,880
Analog Devices, Inc.	30,693	7,541,270
Cadence Design Systems, Inc.*	17,000	5,971,420
Synopsys, Inc.*	11,545	5,696,187
Strategy, Inc. — Class A*	16,466	5,305,510
ASML Holding N.V. — Class G	5,286	5,117,324
Marvell Technology, Inc.	53,787	4,521,873
Autodesk, Inc.*	13,351	4,241,212
Fortinet, Inc.*	47,807	4,019,612
NXP Semiconductor N.V.	15,729	3,581,965
Roper Technologies, Inc.	6,714	3,348,205
Workday, Inc. — Class A*	13,538	3,259,003
Electronic Arts, Inc.	15,610	3,148,537
Take-Two Interactive Software, Inc.*	11,509	2,973,465
Zscaler, Inc.*	9,714	2,910,897
Datadog, Inc. — Class A*	20,169	2,872,066
Paychex, Inc.	22,436	2,843,987
Microchip Technology, Inc.	33,670	2,162,287
Cognizant Technology Solutions Corp. — Class A	30,471	2,043,690
Atlassian Corp. — Class A*	10,374	1,656,728
ON Semiconductor Corp.*	25,515	1,258,145
GLOBALFOUNDRIES, Inc.*	34,625	1,240,960
ARM Holdings plc ADR*	8,521	1,205,636
Total Technology		593,696,976

Communications - 24.0%
Amazon.com, Inc.*	270,453	59,383,365
Meta Platforms, Inc. — Class A	55,003	40,393,103
Alphabet, Inc. — Class A	147,514	35,860,653
Alphabet, Inc. — Class C	137,700	33,536,835
Netflix, Inc.*	26,511	31,784,568
Cisco Systems, Inc.	247,065	16,904,187
T-Mobile US, Inc.	70,215	16,808,067
AppLovin Corp. — Class A*	19,193	13,790,938
Shopify, Inc. — Class A*	76,142	11,315,463
Booking Holdings, Inc.	2,021	10,911,925
Palo Alto Networks, Inc.*	41,733	8,497,674
MercadoLibre, Inc.*	3,163	7,391,741
Comcast Corp. — Class A	229,768	7,219,310
DoorDash, Inc. — Class A*	25,103	6,827,765
PDD Holdings, Inc. ADR*	41,672	5,507,788
Thomson Reuters Corp.	28,118	4,367,569
Airbnb, Inc. — Class A*	26,770	3,250,413
Warner Bros Discovery, Inc.*	154,464	3,016,682
Charter Communications, Inc. — Class A*	8,522	2,344,445
Trade Desk, Inc. — Class A*	27,805	1,362,723
CDW Corp.	8,177	1,302,433
Total Communications		321,777,647

Consumer, Cyclical - 7.2%
Tesla, Inc.*	92,428	41,104,580
Costco Wholesale Corp.	27,668	25,610,331
Starbucks Corp.	70,919	5,999,747
O’Reilly Automotive, Inc.*	52,938	5,707,246
Marriott International, Inc. — Class A	16,936	4,410,812
Fastenal Co.	71,601	3,511,313
PACCAR, Inc.	32,761	3,221,062
Ross Stores, Inc.	20,406	3,109,670
Copart, Inc.*	60,327	2,712,905
Lululemon Athletica, Inc.*	7,158	1,273,623
Total Consumer, Cyclical		96,661,289

Consumer, Non-cyclical - 7.1%
PepsiCo, Inc.	85,417	11,995,963
Intuitive Surgical, Inc.*	22,365	10,002,299
Amgen, Inc.	33,588	9,478,534
Gilead Sciences, Inc.	77,414	8,592,954
Automatic Data Processing, Inc.	25,271	7,417,038
Vertex Pharmaceuticals, Inc.*	15,996	6,264,673
Cintas Corp.	25,141	5,160,442
Mondelez International, Inc. — Class A	80,729	5,043,140
Monster Beverage Corp.*	60,920	4,100,525
PayPal Holdings, Inc.*	59,606	3,997,178
Regeneron Pharmaceuticals, Inc.	6,499	3,654,193
IDEXX Laboratories, Inc.*	4,991	3,188,700
AstraZeneca plc ADR	36,651	2,811,865
Coca-Cola Europacific Partners plc	28,587	2,584,551
Verisk Analytics, Inc. — Class A	8,717	2,192,413
Keurig Dr Pepper, Inc.	84,753	2,162,049
GE HealthCare Technologies, Inc.	28,485	2,139,224
Kraft Heinz Co.	73,845	1,922,924
Dexcom, Inc.*	24,467	1,646,384
Biogen, Inc.*	9,147	1,281,312
Total Consumer, Non-cyclical		95,636,361

Industrial - 1.3%
Honeywell International, Inc.	39,611	8,338,115
CSX Corp.	116,313	4,130,275
Axon Enterprise, Inc.*	4,897	3,514,283
Old Dominion Freight Line, Inc.	13,112	1,845,907
Total Industrial		17,828,580

14 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Utilities - 1.2%
Constellation Energy Corp.	19,491	$6,413,904
American Electric Power Company, Inc.	33,366	3,753,675
Xcel Energy, Inc.	36,899	2,975,904
Exelon Corp.	63,013	2,836,215
Total Utilities		15,979,698

Basic Materials - 1.0%
Linde plc	29,255	13,896,125

Energy - 0.4%
Baker Hughes Co.	61,509	2,996,719
Diamondback Energy, Inc.	18,061	2,584,529
Total Energy		5,581,248

Financial - 0.2%
CoStar Group, Inc.*	26,432	2,230,068

Total Common Stocks
(Cost $649,403,982)		1,163,287,992

MONEY MARKET FUND***,† - 0.5%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[1]	7,200,880	7,200,880
Total Money Market Fund
(Cost $7,200,880)		7,200,880

	Face Amount
U.S. TREASURY BILLS†† - 8.1%
U.S. Treasury Bills
4.05% due 10/28/25[2,3]	$48,000,000	47,854,395
3.93% due 10/14/25[3,4]	33,044,000	32,995,798
3.88% due 12/18/25[2,3]	14,700,000	14,576,842
4.02% due 10/28/25[2,3]	12,000,000	11,963,599
3.85% due 12/18/25[2,3]	500,000	495,811
Total U.S. Treasury Bills
(Cost $107,882,885)		107,886,445

FEDERAL AGENCY NOTES†† - 0.5%
Federal Home Loan Bank
4.13% (SOFR, Rate Floor: 0.00%) due 01/09/26◊	7,000,000	7,000,126
Total Federal Agency Notes
(Cost $7,000,000)		7,000,126

Total Investments - 95.8%
(Cost $771,487,747)		$1,285,375,443
Other Assets & Liabilities, net - 4.2%		56,218,909
Total Net Assets - 100.0%		$1,341,594,352

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	1,431	Dec 2025	$712,580,760	$9,102,527

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	Pay	4.99% (Federal Funds Rate + 0.90%)	At Maturity	11/20/25	10,200	$251,725,375	$1,799,395
Goldman Sachs International	NASDAQ-100 Index	Pay	4.69% (Federal Funds Rate + 0.60%)	At Maturity	11/19/25	15,876	391,823,053	1,307,759
Barclays Bank plc	NASDAQ-100 Index	Pay	5.13% (SOFR + 1.00%)	At Maturity	11/20/25	6,674	164,703,221	1,175,942
							$808,251,649	$4,283,096

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of September 30, 2025.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,163,287,992	$—	$—	$1,163,287,992
Money Market Fund	7,200,880	—	—	7,200,880
U.S. Treasury Bills	—	107,886,445	—	107,886,445
Federal Agency Notes	—	7,000,126	—	7,000,126
Equity Futures Contracts**	9,102,527	—	—	9,102,527
Equity Index Swap Agreements**	—	4,283,096	—	4,283,096
Total Assets	$1,179,591,399	$119,169,667	$—	$1,298,761,066

**	This derivative is reported as unrealized appreciation/depreciation at period end.

16 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $771,487,747)	$1,285,375,443
Cash	6,862,420
Segregated cash with broker	19,803,584
Unrealized appreciation on OTC swap agreements	4,283,096
Receivables:
Fund shares sold	179,901,187
Variation margin on futures contracts	1,594,806
Dividends	156,905
Interest	69,773
Investment Adviser	31,115
Total assets	1,498,078,329

Liabilities:
Payable for:
Fund shares redeemed	92,967,716
Securities purchased	60,141,796
Swap settlement	1,086,611
Management fees	917,585
Transfer agent fees	446,762
Distribution and service fees	258,755
Portfolio accounting and administration fees	107,052
Trustees’ fees*	11,024
Miscellaneous	546,676
Total liabilities	156,483,977
Net assets	$1,341,594,352

Net assets consist of:
Paid in capital	$621,093,505
Total distributable earnings (loss)	720,500,847
Net assets	$1,341,594,352
Class A:
Net assets	$145,512,875
Capital shares outstanding	208,880
Net asset value per share	$696.63
Maximum offering price per share (Net asset value divided by 95.25%)	$731.37
Class C:
Net assets	$6,825,365
Capital shares outstanding	14,010
Net asset value per share	$487.18
Class H:
Net assets	$1,189,256,112
Capital shares outstanding	1,707,746
Net asset value per share	$696.39

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $6,992)	$3,387,408
Interest	3,382,230
Income from securities lending, net	530
Total investment income	6,770,168

Expenses:
Management fees	4,828,916
Distribution and service fees:
Class A	150,958
Class C	27,775
Class H	1,183,464
Transfer agent fees	1,207,800
Portfolio accounting and administration fees	1,099,916
Registration fees	981,039
Interest expense	596,056
Professional fees	160,069
Custodian fees	72,175
Trustees’ fees*	65,895
Line of credit fees	143
Miscellaneous	193,993
Total expenses	10,568,199
Less:
Expenses reimbursed by Adviser	(536,541)
Expenses waived by Adviser	(142,934)
Total waived/reimbursed expenses	(679,475)
Net expenses	9,888,724
Net investment loss	(3,118,556)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	42,597,635
Swap agreements	130,997,183
Futures contracts	105,267,288
Net realized gain	278,862,106
Net change in unrealized appreciation (depreciation) on:
Investments	176,206,405
Swap agreements	24,785,783
Futures contracts	18,244,934
Net change in unrealized appreciation (depreciation)	219,237,122
Net realized and unrealized gain	498,099,228
Net increase in net assets resulting from operations	$494,980,672

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(3,118,556)	$(1,199,712)
Net realized gain on investments	278,862,106	68,058,187
Net change in unrealized appreciation (depreciation) on investments	219,237,122	(73,942,238)
Net increase (decrease) in net assets resulting from operations	494,980,672	(7,083,763)

Distributions to shareholders:
Class A	—	(6,755,490)
Class C	—	(634,331)
Class H	—	(71,155,885)
Total distributions to shareholders	—	(78,545,706)

Capital share transactions:
Proceeds from sale of shares
Class A	14,323,991	25,606,846
Class C	1,103,451	2,004,264
Class H	5,104,618,553	8,162,398,400
Distributions reinvested
Class A	—	6,582,426
Class C	—	586,442
Class H	—	68,994,557
Cost of shares redeemed
Class A	(18,146,662)	(36,615,890)
Class C	(1,895,611)	(5,376,749)
Class H	(5,064,617,429)	(8,336,814,395)
Net increase (decrease) from capital share transactions	35,386,293	(112,634,099)
Net increase (decrease) in net assets	530,366,965	(198,263,568)

Net assets:
Beginning of period	811,227,387	1,009,490,955
End of period	$1,341,594,352	$811,227,387

Capital share activity:
Shares sold
Class A	26,043	48,932
Class C	2,850	5,225
Class H	8,938,029	15,277,885
Shares issued from reinvestment of distributions
Class A	—	11,233
Class C	—	1,423
Class H	—	117,780
Shares redeemed
Class A	(32,447)	(70,417)
Class C	(6,009)	(13,843)
Class H	(8,799,357)	(15,726,402)
Net increase (decrease) in shares	129,109	(348,184)

18 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$451.71	$471.20	$267.88	$386.62	$336.16	$141.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.60)	(.46)	(.94)	(1.30)	(4.89)	(3.18)
Net gain (loss) on investments (realized and unrealized)	246.52	12.67 [f]	204.26	(117.44)	83.35	227.34
Total from investment operations	244.92	12.21	203.32	(118.74)	78.46	224.16
Less distributions from:
Net realized gains	—	(31.70)	—	—	(28.00)	(29.52)
Total distributions	—	(31.70)	—	—	(28.00)	(29.52)
Net asset value, end of period	$696.63	$451.71	$471.20	$267.88	$386.62	$336.16

Total Return[c]	54.22%	1.05%	75.90%	(30.71%)	21.73%	159.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$145,513	$97,246	$106,273	$62,284	$90,897	$79,610
Ratios to average net assets:
Net investment income (loss)	(0.57%)	(0.09%)	(0.26%)	(0.53%)	(1.17%)	(1.13%)
Total expenses[d]	1.97%	1.87%	2.01%	1.90%	1.79%	1.84%
Net expenses[e]	1.84%	1.74%	1.90%	1.87%	1.79%	1.84%
Portfolio turnover rate	313%	383%	392%	461%	252%	251%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$317.07	$340.40	$194.97	$283.53	$253.57	$110.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(2.59)	(3.15)	(2.61)	(2.32)	(5.97)	(4.02)
Net gain (loss) on investments (realized and unrealized)	172.70	11.52 [f]	148.04	(86.24)	63.93	176.61
Total from investment operations	170.11	8.37	145.43	(88.56)	57.96	172.59
Less distributions from:
Net realized gains	—	(31.70)	—	—	(28.00)	(29.52)
Total distributions	—	(31.70)	—	—	(28.00)	(29.52)
Net asset value, end of period	$487.18	$317.07	$340.40	$194.97	$283.53	$253.57

Total Return[c]	53.65%	0.31%	74.59%	(31.23%)	20.70%	157.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,825	$5,444	$8,294	$7,552	$13,760	$15,545
Ratios to average net assets:
Net investment income (loss)	(1.31%)	(0.84%)	(1.03%)	(1.29%)	(1.92%)	(1.88%)
Total expenses[d]	2.71%	2.62%	2.75%	2.64%	2.54%	2.59%
Net expenses[e]	2.59%	2.50%	2.65%	2.61%	2.54%	2.59%
Portfolio turnover rate	313%	383%	392%	461%	252%	251%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$451.56	$471.06	$267.78	$386.47	$336.03	$141.47
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.66)	(.58)	(.84)	(1.29)	(4.89)	(3.14)
Net gain (loss) on investments (realized and unrealized)	246.49	12.78 [f]	204.12	(117.40)	83.33	227.22
Total from investment operations	244.83	12.20	203.28	(118.69)	78.44	224.08
Less distributions from:
Net realized gains	—	(31.70)	—	—	(28.00)	(29.52)
Total distributions	—	(31.70)	—	—	(28.00)	(29.52)
Net asset value, end of period	$696.39	$451.56	$471.06	$267.78	$386.47	$336.03

Total Return	54.22%	1.05%	75.91%	(30.71%)	21.73%	159.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,189,256	$708,538	$894,924	$489,052	$706,126	$566,649
Ratios to average net assets:
Net investment income (loss)	(0.58%)	(0.11%)	(0.23%)	(0.53%)	(1.17%)	(1.13%)
Total expenses[d]	1.97%	1.87%	2.00%	1.90%	1.79%	1.84%
Net expenses[e]	1.84%	1.74%	1.89%	1.87%	1.79%	1.84%
Portfolio turnover rate	313%	383%	392%	461%	252%	251%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

20 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
MONEY MARKET FUND***,† - 1.6%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.00%[1]	210,000	$210,000
Total Money Market Fund
(Cost $210,000)		210,000

	Face Amount
U.S. TREASURY BILLS†† - 27.6%
U.S. Treasury Bills
3.88% due 12/18/25[2,3]	$3,500,000	3,470,677
3.85% due 12/18/25[2,3]	50,000	49,581
Total U.S. Treasury Bills
(Cost $3,520,136)		3,520,258

FEDERAL AGENCY NOTES†† - 24.4%
Federal Farm Credit Bank
4.13% (Fed Funds Effective Rate + 0.04%, Rate Floor: 0.00%) due 01/06/26◊	1,500,000	1,499,911

Federal Home Loan Bank
4.18% (SOFR + 0.05%, Rate Floor: 0.00%) due 07/20/26◊	1,000,000	1,000,149
Federal Home Loan Bank
4.13% (SOFR + 0.00%, Rate Floor: 0.00%) due 01/09/26◊	600,000	600,011
Total Federal Agency Notes
(Cost $3,100,062)		3,100,071

REPURCHASE AGREEMENTS††,4 - 36.0%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	2,672,735	2,672,735
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	1,923,208	1,923,208
Total Repurchase Agreements
(Cost $4,595,943)		4,595,943

Total Investments - 89.6%
(Cost $11,426,141)		$11,426,272
Other Assets & Liabilities, net - 10.4%		1,328,102
Total Net Assets - 100.0%		$12,754,374

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	4.49% (Federal Funds Rate + 0.40%)	At Maturity	11/19/25	249	$6,136,467	$(23,824)
BNP Paribas	NASDAQ-100 Index	Receive	4.59% (Federal Funds Rate + 0.50%)	At Maturity	11/20/25	152	3,754,915	(26,829)
Barclays Bank plc	NASDAQ-100 Index	Receive	4.78% (SOFR + 0.65%)	At Maturity	11/20/25	633	15,616,607	(111,643)
							$25,507,989	$(162,296)

***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of September 30, 2025.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
INVERSE NASDAQ-100® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$210,000	$—	$—	$210,000
U.S. Treasury Bills	—	3,520,258	—	3,520,258
Federal Agency Notes	—	3,100,071	—	3,100,071
Repurchase Agreements	—	4,595,943	—	4,595,943
Total Assets	$210,000	$11,216,272	$—	$11,426,272

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$162,296	$—	$162,296

**	This derivative is reported as unrealized appreciation/depreciation at period end.

22 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $6,830,198)	$6,830,329
Repurchase agreements, at value (cost $4,595,943)	4,595,943
Segregated cash with broker	937,285
Receivables:
Fund shares sold	964,211
Interest	27,326
Total assets	13,355,094

Liabilities:
Unrealized depreciation on OTC swap agreements	162,296
Payable for:
Fund shares redeemed	401,689
Transfer agent fees	10,137
Management fees	9,665
Swap settlement	5,781
Distribution and service fees	2,739
Portfolio accounting and administration fees	1,128
Trustees’ fees*	131
Miscellaneous	7,154
Total liabilities	600,720
Net assets	$12,754,374

Net assets consist of:
Paid in capital	$151,777,442
Total distributable earnings (loss)	(139,023,068)
Net assets	$12,754,374
Class A:
Net assets	$1,044,166
Capital shares outstanding	11,932
Net asset value per share	$87.51
Maximum offering price per share (Net asset value divided by 95.25%)	$91.87
Class C:
Net assets	$86,399
Capital shares outstanding	1,209
Net asset value per share	$71.46
Class H:
Net assets	$11,623,809
Capital shares outstanding	132,624
Net asset value per share	$87.64

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Interest	$950,086
Total investment income	950,086

Expenses:
Management fees	173,629
Distribution and service fees:
Class A	1,048
Class C	502
Class H	47,059
Transfer agent fees	46,998
Portfolio accounting and administration fees	39,550
Registration fees	39,157
Interest expense	32,416
Professional fees	4,043
Custodian fees	3,679
Trustees’ fees*	1,993
Line of credit fees	546
Miscellaneous	6,481
Total expenses	397,101
Less:
Expenses reimbursed by Adviser	(19,291)
Net expenses	377,810
Net investment income	572,276

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(237)
Swap agreements	440,111
Futures contracts	1,733,734
Net realized gain	2,173,608
Net change in unrealized appreciation (depreciation) on:
Investments	153
Swap agreements	(1,177,542)
Futures contracts	(49,377)
Net change in unrealized appreciation (depreciation)	(1,226,766)
Net realized and unrealized gain	946,842
Net increase in net assets resulting from operations	$1,519,118

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$572,276	$1,103,981
Net realized gain (loss) on investments	2,173,608	(26,995,083)
Net change in unrealized appreciation (depreciation) on investments	(1,226,766)	1,064,537
Net increase (decrease) in net assets resulting from operations	1,519,118	(24,826,565)

Distributions to shareholders:
Class A	—	(42,658)
Class C	—	(15,685)
Class H	—	(911,112)
Total distributions to shareholders	—	(969,455)

Capital share transactions:
Proceeds from sale of shares
Class A	5,674,618	9,471,123
Class C	659,628	2,647,920
Class H	1,411,307,797	2,714,968,196
Distributions reinvested
Class A	—	42,658
Class C	—	15,685
Class H	—	867,346
Cost of shares redeemed
Class A	(6,083,243)	(8,435,243)
Class C	(672,895)	(2,711,541)
Class H	(1,415,600,906)	(2,689,533,167)
Net increase (decrease) from capital share transactions	(4,715,001)	27,332,977
Net increase (decrease) in net assets	(3,195,883)	1,536,957

Net assets:
Beginning of period	15,950,257	14,413,300
End of period	$12,754,374	$15,950,257

Capital share activity:
Shares sold
Class A	50,779	61,061	*
Class C	6,346	20,193	*
Class H	11,123,578	17,947,232	*
Shares issued from reinvestment of distributions
Class A	—	349	*
Class C	—	156	*
Class H	—	7,092	*
Shares redeemed
Class A	(51,152)	(54,071	)*
Class C	(6,149)	(21,036	)*
Class H	(11,082,779)	(17,936,148	)*
Net increase in shares	40,623	24,828	*

*	Reverse share split — Capital share activity has been restated to reflect a 1:10 reverse share split effective February 24, 2025.

24 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[g]	Year Ended March 31, 2024[g]	Year Ended March 31, 2023[g]	Year Ended March 31, 2022[g]	Year Ended March 31, 2021[g]
Per Share Data
Net asset value, beginning of period	$151.88	$179.64	$343.99	$342.79	$518.00	$1,850.65
Income (loss) from investment operations:
Net investment income (loss)[b]	1.77	5.73	10.50	.90	(5.80)	(4.80)
Net gain (loss) on investments (realized and unrealized)	(66.14)[f]	(25.70)	(165.35)	.30	(169.41)[f]	(1,326.45)
Total from investment operations	(64.37)	(19.97)	(154.85)	1.20	(175.21)	(1,331.25)
Less distributions from:
Net investment income	—	(7.79)	(9.50)	—	—	(1.40)
Total distributions	—	(7.79)	(9.50)	—	—	(1.40)
Net asset value, end of period	$87.51	$151.88	$179.64	$343.99	$342.79	$518.00

Total Return[c]	(42.38%)	(10.05%)	(45.56%)	0.35%	(33.82%)	(71.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,044	$1,869	$892	$1,061	$617	$301
Ratios to average net assets:
Net investment income (loss)	3.21%	3.75%	4.26%	0.20%	(1.58%)	(1.69%)
Total expenses[d]	2.38%	1.99%	1.83%	3.02%	1.78%	1.81%
Net expenses[e]	2.28%	1.90%	1.75%	2.98%	1.78%	1.81%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[g]	Year Ended March 31, 2024[g]	Year Ended March 31, 2023[g]	Year Ended March 31, 2022[g]	Year Ended March 31, 2021[g]
Per Share Data
Net asset value, beginning of period	$124.55	$150.52	$292.65	$293.70	$447.39	$1,611.27
Income (loss) from investment operations:
Net investment income (loss)[b]	1.34	3.86	7.70	(1.90)	(7.80)	(4.80)
Net gain (loss) on investments (realized and unrealized)	(54.43)[f]	(22.04)	(140.33)	.85	(145.89)[f]	(1,157.68)
Total from investment operations	(53.09)	(18.18)	(132.63)	(1.05)	(153.69)	(1,162.48)
Less distributions from:
Net investment income	—	(7.79)	(9.50)	—	—	(1.40)
Total distributions	—	(7.79)	(9.50)	—	—	(1.40)
Net asset value, end of period	$71.46	$124.55	$150.52	$292.65	$293.70	$447.39

Total Return[c]	(42.63%)	(10.86%)	(45.95%)	(0.34%)	(34.35%)	(72.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$86	$126	$256	$263	$158	$237
Ratios to average net assets:
Net investment income (loss)	3.02%	2.95%	3.56%	(0.52%)	(2.32%)	(2.44%)
Total expenses[d]	3.07%	2.73%	2.58%	3.80%	2.52%	2.55%
Net expenses[e]	2.96%	2.63%	2.50%	3.76%	2.52%	2.55%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[g]	Year Ended March 31, 2024[g]	Year Ended March 31, 2023[g]	Year Ended March 31, 2022[g]	Year Ended March 31, 2021[g]
Per Share Data
Net asset value, beginning of period	$151.98	$180.12	$344.61	$343.34	$518.34	$1,851.26
Income (loss) from investment operations:
Net investment income (loss)[b]	1.89	5.11	10.40	.40	(6.30)	(3.60)
Net gain (loss) on investments (realized and unrealized)	(66.23)[f]	(25.46)	(165.39)	.87	(168.70)[f]	(1,327.92)
Total from investment operations	(64.34)	(20.35)	(154.99)	1.27	(175.00)	(1,331.52)
Less distributions from:
Net investment income	—	(7.79)	(9.50)	—	—	(1.40)
Total distributions	—	(7.79)	(9.50)	—	—	(1.40)
Net asset value, end of period	$87.64	$151.98	$180.12	$344.61	$343.34	$518.34

Total Return	(42.33%)	(10.24%)	(45.51%)	0.38%	(33.76%)	(71.93%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,624	$13,955	$13,266	$19,548	$12,931	$6,190
Ratios to average net assets:
Net investment income (loss)	2.96%	3.40%	4.09%	0.09%	(1.70%)	(1.70%)
Total expenses[d]	2.05%	1.89%	1.85%	2.53%	1.81%	1.85%
Net expenses[e]	1.95%	1.79%	1.77%	2.49%	1.81%	1.85%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]	Reverse share split — Per share amounts have been restated to reflect a 1:10 reverse share split effective February 24, 2025.

26 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 31.7%

Financial - 7.5%
UMB Financial Corp.	367	$43,434
Old National Bancorp	1,771	38,873
CareTrust REIT, Inc.	1,066	36,969
Jackson Financial, Inc. — Class A	363	36,746
Cadence Bank	944	35,438
MARA Holdings, Inc.*	1,879	34,311
American Healthcare REIT, Inc.	805	33,818
Riot Platforms, Inc.*	1,763	33,550
Essent Group Ltd.	493	31,335
Piper Sandler Cos.	88	30,535
Essential Properties Realty Trust, Inc. REIT	1,005	29,909
Glacier Bancorp, Inc.	604	29,397
Terreno Realty Corp. REIT	517	29,340
Ryman Hospitality Properties, Inc. REIT	312	27,952
Hancock Whitney Corp.	435	27,235
Home BancShares, Inc.	953	26,970
Moelis & Co. — Class A	376	26,816
United Bankshares, Inc.	716	26,642
Valley National Bancorp	2,453	26,002
Atlantic Union Bankshares Corp.	721	25,444
Core Scientific, Inc.*	1,408	25,259
Selective Insurance Group, Inc.	308	24,970
Kite Realty Group Trust REIT	1,117	24,909
Radian Group, Inc.	686	24,847
Ameris Bancorp	335	24,559
Macerich Co. REIT	1,284	23,369
StoneX Group, Inc.*	231	23,313
Axos Financial, Inc.*	275	23,279
StepStone Group, Inc. — Class A	353	23,054
First Financial Bankshares, Inc.	680	22,882
Sabra Health Care REIT, Inc.	1,202	22,405
Phillips Edison & Company, Inc. REIT	639	21,937
SL Green Realty Corp. REIT	363	21,711
Upstart Holdings, Inc.*	426	21,641
Associated Banc-Corp.	841	21,622
ServisFirst Bancshares, Inc.	261	21,018
PJT Partners, Inc. — Class A	116	20,617
Cleanspark, Inc.*	1,403	20,343
Independence Realty Trust, Inc. REIT	1,187	19,455
Texas Capital Bancshares, Inc.*	230	19,442
United Community Banks, Inc.	615	19,280
CNO Financial Group, Inc.	487	19,261
Tanger, Inc. REIT	565	19,120
International Bancshares Corp.	276	18,975
Compass, Inc. — Class A*	2,325	18,670
Cushman & Wakefield plc*	1,171	18,642
HA Sustainable Infrastructure Capital, Inc.	606	18,604
National Health Investors, Inc. REIT	234	18,603
Genworth Financial, Inc. — Class A*	2,083	18,539
PennyMac Financial Services, Inc.	148	18,334
Eastern Bankshares, Inc.	994	18,041
First BanCorp	817	18,015
Flagstar Financial, Inc.	1,536	17,741
Renasant Corp.	477	17,597
BGC Group, Inc. — Class A	1,828	17,293
Bancorp, Inc.*	230	17,225
Fulton Financial Corp.	923	17,195
Independent Bank Corp.	248	17,154
Broadstone Net Lease, Inc. REIT	959	17,137
Cipher Mining, Inc.*	1,340	16,871
COPT Defense Properties REIT	576	16,739
Hut 8 Corp.*	476	16,570
Terawulf, Inc.*	1,435	16,388
Cathay General Bancorp	341	16,371
PotlatchDeltic Corp. REIT	396	16,137
Community Financial System, Inc.	268	15,716
Palomar Holdings, Inc.*	133	15,528
WesBanco, Inc.	479	15,294
WSFS Financial Corp.	283	15,262
NMI Holdings, Inc. — Class A*	395	15,144
Blackstone Mortgage Trust, Inc. — Class A REIT	822	15,133
Lemonade, Inc.*	281	15,042
McGrath RentCorp	125	14,663
Newmark Group, Inc. — Class A	786	14,659
BankUnited, Inc.	382	14,577
Victory Capital Holdings, Inc. — Class A	224	14,506
First Interstate BancSystem, Inc. — Class A	449	14,310
Walker & Dunlop, Inc.	168	14,048
Enova International, Inc.*	122	14,041
Artisan Partners Asset Management, Inc. — Class A	319	13,845
Simmons First National Corp. — Class A	717	13,745
Apple Hospitality REIT, Inc.	1,132	13,595
Acadia Realty Trust REIT	673	13,561
BancFirst Corp.	106	13,404
LXP Industrial Trust REIT	1,487	13,324
Urban Edge Properties REIT	649	13,285
Bread Financial Holdings, Inc.	236	13,162
Seacoast Banking Corporation of Florida	430	13,085
Bank of Hawaii Corp.	199	13,062
Outfront Media, Inc. REIT	704	12,897
Douglas Emmett, Inc. REIT	826	12,861
CVB Financial Corp.	674	12,745
Provident Financial Services, Inc.	657	12,667
TowneBank	361	12,480
Four Corners Property Trust, Inc. REIT	509	12,420
First Financial Bancorp	486	12,271
Park National Corp.	75	12,190
WaFd, Inc.	399	12,086
Arbor Realty Trust, Inc. REIT	973	11,880
Burford Capital Ltd.	979	11,709
FB Financial Corp.	210	11,705
Mercury General Corp.	137	11,615
Trustmark Corp.	290	11,484
Banner Corp.	174	11,397
InvenTrust Properties Corp. REIT	398	11,391
First Merchants Corp.	295	11,121
Curbline Properties Corp. REIT	497	11,083
NBT Bancorp, Inc.	261	10,899

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
First BanCorp Puerto Rico	206	$10,895
Enterprise Financial Services Corp.	187	10,842
Banc of California, Inc.	649	10,741
Stewart Information Services Corp.	142	10,411
Baldwin Insurance Group, Inc. — Class A*	359	10,127
First Busey Corp.	437	10,117
Beacon Financial Corp.	425	10,081
HCI Group, Inc.	52	9,980
Customers Bancorp, Inc.*	151	9,871
OFG Bancorp	226	9,829
St. Joe Co.	194	9,599
SiriusPoint Ltd.*	523	9,461
Horace Mann Educators Corp.	208	9,395
Stock Yards Bancorp, Inc.	134	9,379
Dave, Inc.*	47	9,369
Nicolet Bankshares, Inc.	69	9,281
Cohen & Steers, Inc.	140	9,185
Northwest Bancshares, Inc.	741	9,181
Marex Group plc	272	9,145
Goosehead Insurance, Inc. — Class A	122	9,079
Bank of NT Butterfield & Son Ltd.	211	9,056
Veritex Holdings, Inc.	270	9,053
Pagseguro Digital Ltd. — Class A	905	9,050
Sunstone Hotel Investors, Inc. REIT	963	9,023
Pathward Financial, Inc.	120	8,881
First Commonwealth Financial Corp.	517	8,815
City Holding Co.	71	8,795
LendingClub Corp.*	578	8,780
NETSTREIT Corp. REIT	480	8,669
Skyward Specialty Insurance Group, Inc.*	182	8,656
LTC Properties, Inc. REIT	232	8,551
WisdomTree, Inc.	614	8,535
ARMOUR Residential REIT, Inc.	562	8,396
DiamondRock Hospitality Co. REIT	1,043	8,302
Global Net Lease, Inc. REIT	1,008	8,195
Trupanion, Inc.*	189	8,180
Lakeland Financial Corp.	127	8,153
Nelnet, Inc. — Class A	65	8,150
Dynex Capital, Inc. REIT	657	8,075
Farmer Mac — Class C	47	7,895
Bitdeer Technologies Group — Class A*	458	7,827
Innovative Industrial Properties, Inc. REIT	142	7,608
Elme Communities REIT	449	7,570
Hilltop Holdings, Inc.	226	7,553
National Bank Holdings Corp. — Class A	193	7,458
S&T Bancorp, Inc.	195	7,330
Stellar Bancorp, Inc.	240	7,282
German American Bancorp, Inc.	185	7,265
Apollo Commercial Real Estate Finance, Inc. REIT	713	7,223
Coastal Financial Corp.*	66	7,139
Sila Realty Trust, Inc. REIT	284	7,128
Getty Realty Corp. REIT	265	7,110
JBG SMITH Properties REIT	316	7,031
Xenia Hotels & Resorts, Inc. REIT	500	6,860
Pebblebrook Hotel Trust REIT	600	6,834
TriCo Bancshares	153	6,795
Alexander & Baldwin, Inc. REIT	372	6,767
Perella Weinberg Partners	311	6,630
Acadian Asset Management, Inc.	136	6,550
Hope Bancorp, Inc.	596	6,419
Ladder Capital Corp. — Class A REIT	583	6,361
QCR Holdings, Inc.	84	6,354
Live Oak Bancshares, Inc.	180	6,340
Virtus Investment Partners, Inc.	33	6,271
Westamerica BanCorp	125	6,249
ProAssurance Corp.*	260	6,237
Paramount Group, Inc. REIT*	953	6,233
Veris Residential, Inc. REIT	403	6,126
Ellington Financial, Inc. REIT	471	6,114
Dime Community Bancshares, Inc.	203	6,055
ConnectOne Bancorp, Inc.	243	6,029
Smartstop Self Storage REIT, Inc.	158	5,947
UMH Properties, Inc. REIT	398	5,910
1st Source Corp.	94	5,787
Piedmont Realty Trust, Inc. — Class A REIT*	634	5,706
Triumph Financial, Inc.*	114	5,705
Anywhere Real Estate, Inc.*	538	5,697
Hamilton Insurance Group Ltd. — Class B*	229	5,679
Enact Holdings, Inc.	148	5,674
Bank First Corp.	46	5,580
PennyMac Mortgage Investment Trust REIT	445	5,456
RLJ Lodging Trust REIT	757	5,450
Empire State Realty Trust, Inc. — Class A REIT	704	5,393
American Assets Trust, Inc. REIT	265	5,385
Cannae Holdings, Inc.	294	5,383
Chimera Investment Corp. REIT	406	5,367
Peoples Bancorp, Inc.	178	5,338
Apartment Investment and Management Co. — Class A REIT	673	5,337
Fidelis Insurance Holdings Ltd.	294	5,336
Preferred Bank/Los Angeles CA	59	5,333
Safety Insurance Group, Inc.	75	5,302
Two Harbors Investment Corp. REIT	533	5,261
Origin Bancorp, Inc.	152	5,247
Employers Holdings, Inc.	123	5,225
Hudson Pacific Properties, Inc. REIT*	1,880	5,189
Kennedy-Wilson Holdings, Inc.	617	5,134
OceanFirst Financial Corp.	292	5,130
Centerspace REIT	86	5,065
Diversified Healthcare Trust REIT	1,120	4,939
Root, Inc. — Class A*	54	4,834
MFA Financial, Inc. REIT	525	4,825
Bit Digital, Inc.*	1,608	4,824
Encore Capital Group, Inc.*	115	4,800
eXp World Holdings, Inc.	445	4,744
Plymouth Industrial REIT, Inc.	209	4,667
Easterly Government Properties, Inc. REIT	203	4,655
Navient Corp.	351	4,616

28 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Tompkins Financial Corp.	69	$4,568
Franklin BSP Realty Trust, Inc. REIT	418	4,539
Orchid Island Capital, Inc. REIT	647	4,535
Community Trust Bancorp, Inc.	81	4,532
Patria Investments Ltd. — Class A	307	4,482
Safehold, Inc. REIT	286	4,430
Univest Financial Corp.	147	4,413
Old Second Bancorp, Inc.	255	4,408
Byline Bancorp, Inc.	158	4,381
Burke & Herbert Financial Services Corp.	69	4,257
AMERISAFE, Inc.	97	4,252
Heritage Financial Corp.	174	4,209
Merchants Bancorp	132	4,198
Southside Bancshares, Inc.	147	4,153
Central Pacific Financial Corp.	136	4,126
First Mid Bancshares, Inc.	106	4,015
Capitol Federal Financial, Inc.	628	3,988
Brookfield Business Corp. — Class A	118	3,957
Redwood Trust, Inc. REIT	678	3,926
Northeast Bank	38	3,806
Hanmi Financial Corp.	153	3,778
NexPoint Residential Trust, Inc. REIT	115	3,705
LendingTree, Inc.*	57	3,690
Esquire Financial Holdings, Inc.	36	3,674
Brandywine Realty Trust REIT	878	3,661
Mercantile Bank Corp.	81	3,645
Amerant Bancorp, Inc.	189	3,642
Marcus & Millichap, Inc.	122	3,581
BrightSpire Capital, Inc. REIT	658	3,573
Horizon Bancorp, Inc.	222	3,554
CNB Financial Corp.	143	3,461
TrustCo Bank Corporation NY	95	3,449
Metropolitan Bank Holding Corp.	46	3,442
Business First Bancshares, Inc.	145	3,423
Universal Insurance Holdings, Inc.	130	3,419
F&G Annuities & Life, Inc.	109	3,408
HomeTrust Bancshares, Inc.	82	3,357
Camden National Corp.	86	3,319
Hippo Holdings, Inc.*	91	3,291
Ready Capital Corp. REIT	850	3,289
First Financial Corp.	58	3,274
United Fire Group, Inc.	107	3,255
Amalgamated Financial Corp.	119	3,231
Orrstown Financial Services, Inc.	95	3,228
Independent Bank Corp.	103	3,190
NB Bancorp, Inc.	179	3,159
Republic Bancorp, Inc. — Class A	43	3,107
PRA Group, Inc.*	201	3,103
Summit Hotel Properties, Inc. REIT	560	3,074
Heritage Commerce Corp.	306	3,039
Adamas Trust, Inc. REIT	434	3,025
P10, Inc. — Class A	277	3,014
TPG RE Finance Trust, Inc. REIT	349	2,987
Capital City Bank Group, Inc.	71	2,967
Mid Penn Bancorp, Inc.	102	2,921
Equity Bancshares, Inc. — Class A	71	2,890
Eagle Bancorp, Inc.	142	2,871
Gladstone Commercial Corp. REIT	233	2,871
Heritage Insurance Holdings, Inc.*	114	2,871
Aspen Insurance Holdings Ltd. — Class A*	78	2,863
Armada Hoffler Properties, Inc. REIT	408	2,860
CBL & Associates Properties, Inc. REIT	93	2,844
Washington Trust Bancorp, Inc.	98	2,832
Whitestone REIT — Class B	230	2,824
First Community Bankshares, Inc.	80	2,784
Metrocity Bankshares, Inc.	100	2,769
Financial Institutions, Inc.	101	2,747
GCM Grosvenor, Inc. — Class A	226	2,728
Great Southern Bancorp, Inc.	44	2,695
Farmers National Banc Corp.	186	2,680
HarborOne Bancorp, Inc.	195	2,652
SmartFinancial, Inc.	74	2,644
KKR Real Estate Finance Trust, Inc. REIT	291	2,619
Universal Health Realty Income Trust REIT	66	2,585
Alexander’s, Inc. REIT	11	2,579
Shore Bancshares, Inc.	157	2,576
Five Star Bancorp	80	2,576
Southern Missouri Bancorp, Inc.	49	2,575
South Plains Financial, Inc.	66	2,551
Alerus Financial Corp.	115	2,546
Invesco Mortgage Capital, Inc. REIT	336	2,540
CTO Realty Growth, Inc. REIT	155	2,526
Third Coast Bancshares, Inc.*	66	2,506
Firstsun Capital Bancorp*	64	2,483
Peakstone Realty Trust REIT	188	2,467
Northrim BanCorp, Inc.	112	2,426
Arrow Financial Corp.	84	2,377
MidWestOne Financial Group, Inc.	83	2,348
Bar Harbor Bankshares	77	2,345
Farmland Partners, Inc. REIT	212	2,307
SITE Centers Corp. REIT	256	2,307
Tiptree, Inc. — Class A	120	2,300
ACNB Corp.	52	2,290
Peoples Financial Services Corp.	47	2,285
Carter Bankshares, Inc.*	117	2,271
Compass Diversified Holdings*	343	2,271
NerdWallet, Inc. — Class A*	211	2,270
Northfield Bancorp, Inc.	192	2,266
Flushing Financial Corp.	164	2,265
Peapack-Gladstone Financial Corp.	82	2,263
Real Brokerage, Inc.*	541	2,261
NET Lease Office Properties REIT	76	2,254
Guaranty Bancshares, Inc.	46	2,243
World Acceptance Corp.*	13	2,199
Global Medical REIT, Inc.	65	2,198
Bowhead Specialty Holdings, Inc.*	81	2,190
FTAI Infrastructure, Inc.	498	2,171
Community Healthcare Trust, Inc. REIT	140	2,142
Service Properties Trust REIT	788	2,135
Slide Insurance Holdings, Inc.*	135	2,131
ChoiceOne Financial Services, Inc.	73	2,114
Hingham Institution For Savings	8	2,110

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
First Business Financial Services, Inc.	41	$2,102
Columbia Financial, Inc.*	139	2,086
One Liberty Properties, Inc. REIT	94	2,079
Saul Centers, Inc. REIT	63	2,008
International Money Express, Inc.*	143	1,998
Kearny Financial Corp.	292	1,918
California BanCorp*	115	1,918
Capital Bancorp, Inc.	60	1,914
Home Bancorp, Inc.	35	1,901
Investors Title Co.	7	1,875
Bridgewater Bancshares, Inc.*	106	1,866
Sierra Bancorp	64	1,850
Regional Management Corp.	47	1,831
Bank of Marin Bancorp	75	1,821
Diamond Hill Investment Group, Inc.	13	1,820
Ambac Financial Group, Inc.*	218	1,818
Unity Bancorp, Inc.	37	1,808
GBank Financial Holdings, Inc.*	46	1,806
First Foundation, Inc.*	324	1,805
Midland States Bancorp, Inc.	105	1,800
First Bank/Hamilton NJ	110	1,792
Postal Realty Trust, Inc. — Class A REIT	114	1,789
Community West Bancshares	85	1,771
Southern First Bancshares, Inc.*	40	1,765
MBIA, Inc.*	233	1,736
Greenlight Capital Re Ltd. — Class A*	135	1,715
Farmers & Merchants Bancorp Incorporated/Archbold OH	65	1,626
RBB Bancorp	86	1,613
Donegal Group, Inc. — Class A	83	1,609
Chatham Lodging Trust REIT	238	1,597
Gladstone Land Corp. REIT	174	1,594
Bankwell Financial Group, Inc.	36	1,593
Industrial Logistics Properties Trust REIT	273	1,592
Resolute Holdings Management, Inc.*	22	1,587
Civista Bancshares, Inc.	78	1,584
Atlanticus Holdings Corp.*	27	1,582
West BanCorp, Inc.	77	1,565
Claros Mortgage Trust, Inc. REIT*	471	1,564
Red River Bancshares, Inc.	24	1,556
BayCom Corp.	53	1,524
Citizens & Northern Corp.	76	1,506
MVB Financial Corp.	59	1,479
Ponce Financial Group, Inc.*	100	1,470
Colony Bankcorp, Inc.	86	1,463
HBT Financial, Inc.	58	1,462
First Bancorp, Inc.	55	1,444
NewtekOne, Inc.	126	1,443
FRP Holdings, Inc.*	59	1,437
American Coastal Insurance Corp.	125	1,424
OppFi, Inc.	124	1,405
Better Home & Finance Holding Co.*	25	1,403
Blue Ridge Bankshares, Inc.*	328	1,387
Citizens Financial Services, Inc.	23	1,386
City Office REIT, Inc.	199	1,385
Selectquote, Inc.*	701	1,374
Onity Group, Inc.*	34	1,359
FS Bancorp, Inc.	34	1,357
Kingsway Financial Services, Inc.*	92	1,345
Northeast Community Bancorp, Inc.	63	1,296
loanDepot, Inc. — Class A*	416	1,277
John Marshall Bancorp, Inc.	64	1,268
Timberland Bancorp, Inc.	38	1,265
Waterstone Financial, Inc.	81	1,264
Mechanics Bancorp — Class A*	94	1,251
RMR Group, Inc. — Class A	79	1,243
Orange County Bancorp, Inc.	49	1,235
FrontView REIT, Inc.	90	1,234
Ares Commercial Real Estate Corp. REIT	270	1,218
Citizens, Inc.*	231	1,213
Legacy Housing Corp.*	44	1,210
PCB Bancorp	56	1,176
Abacus Global Management, Inc.*	204	1,169
Plumas Bancorp	27	1,165
First United Corp.	31	1,140
Western New England Bancorp, Inc.	94	1,129
Chicago Atlantic Real Estate Finance, Inc. REIT	88	1,125
Primis Financial Corp.	107	1,125
Norwood Financial Corp.	44	1,118
Middlefield Banc Corp.	37	1,110
Chemung Financial Corp.	21	1,103
Paysign, Inc.*	175	1,101
Parke Bancorp, Inc.	51	1,099
FB Bancorp, Inc.*	91	1,094
Investar Holding Corp.	47	1,091
C&F Financial Corp.	16	1,075
First Community Corp.	38	1,072
Douglas Elliman, Inc.*	374	1,070
Sky Harbour Group Corp.*	108	1,066
Oportun Financial Corp.*	171	1,055
Fidelity D&D Bancorp, Inc.	24	1,052
James River Group Holdings Ltd.	188	1,043
FVCBankcorp, Inc.	80	1,038
LCNB Corp.	69	1,034
AG Mortgage Investment Trust, Inc. REIT	142	1,028
Provident Bancorp, Inc.*	82	1,027
Jefferson Capital, Inc.	59	1,018
Bank7 Corp.	22	1,018
Oak Valley Bancorp	35	986
First Western Financial, Inc.*	42	967
Franklin Financial Services Corp.	21	966
National Bankshares, Inc.	32	942
Virginia National Bankshares Corp.	24	931
Hawthorn Bancshares, Inc.	30	931
Northpointe Bancshares, Inc.	54	922
Ames National Corp.	45	910
First National Corp.	40	907
Alpine Income Property Trust, Inc. REIT	64	907
First Internet Bancorp	40	897
American Integrity Insurance Group, Inc.*	40	892
Finwise Bancorp*	46	892

30 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Crawford & Co. — Class A	83	$888
Blue Foundry Bancorp*	97	882
First Savings Financial Group, Inc.	28	880
Forge Global Holdings, Inc.*	52	879
RE/MAX Holdings, Inc. — Class A*	93	877
Bakkt Holdings, Inc.*	26	875
Seaport Entertainment Group, Inc.*	38	871
Velocity Financial, Inc.*	48	871
Eagle Financial Services, Inc.	23	870
BRT Apartments Corp. REIT	55	861
Princeton Bancorp, Inc.	27	860
Medallion Financial Corp.	83	838
OP Bancorp	60	835
Kingstone Companies, Inc.	56	823
Braemar Hotels & Resorts, Inc. REIT	301	822
Greene County Bancorp, Inc.	36	814
CB Financial Services, Inc.	24	797
Citizens Community Bancorp, Inc.	49	787
LINKBANCORP, Inc.	110	784
First Capital, Inc.	17	779
AlTi Global, Inc.*	217	772
Seven Hills Realty Trust REIT	74	763
MainStreet Bancshares, Inc.	36	750
Pioneer Bancorp, Inc.*	57	744
Meridian Corp.	46	726
Stratus Properties, Inc.*	34	719
BV Financial, Inc.*	44	709
Modiv Industrial, Inc. REIT	48	703
Ohio Valley Banc Corp.	19	703
BCB Bancorp, Inc.	79	686
BankFinancial Corp.	57	686
Security National Financial Corp. — Class A*	78	676
NexPoint Diversified Real Estate Trust REIT	180	664
United Security Bancshares	71	662
Eagle Bancorp Montana, Inc.	38	656
ACRES Commercial Realty Corp. REIT*	31	656
Richmond Mutual BanCorp, Inc.	46	654
Maui Land & Pineapple Company, Inc.*	35	652
Silvercrest Asset Management Group, Inc. — Class A	41	646
Peoples Bancorp of North Carolina, Inc.	21	644
eHealth, Inc.*	147	634
Ategrity Specialty Holdings LLC*	32	633
Westwood Holdings Group, Inc.	38	627
Franklin Street Properties Corp. REIT	387	619
ECB Bancorp, Inc.*	39	619
Landmark Bancorp Incorporated/Manhattan KS	23	614
SR Bancorp, Inc.	40	604
Angel Oak Mortgage REIT, Inc.	63	590
SB Financial Group, Inc.	30	579
Riverview Bancorp, Inc.	104	558
Nexpoint Real Estate Finance, Inc. REIT	39	553
Finward Bancorp	17	545
Rithm Property Trust, Inc. REIT	215	542
Sunrise Realty Trust, Inc. REIT	52	540
Hanover Bancorp, Inc.	24	539
Finance of America Companies, Inc. — Class A*	23	516
Sound Financial Bancorp, Inc.	11	507
CoastalSouth Bancshares, Inc.*	23	502
CF Bankshares, Inc.	20	479
NI Holdings, Inc.*	35	475
Lument Finance Trust, Inc. REIT	233	471
Union Bankshares, Inc.	19	470
Transcontinental Realty Investors, Inc.*	10	461
Strawberry Fields REIT, Inc.	37	455
Chain Bridge Bancorp, Inc. — Class A*	12	393
Advanced Flower Capital, Inc. REIT	93	356
Consumer Portfolio Services, Inc.*	47	355
Patriot National Bancorp, Inc.*	224	291
Clipper Realty, Inc. REIT	71	270
Rhinebeck Bancorp, Inc.*	23	261
Mobile Infrastructure Corp.*	73	257
Kestrel Group Ltd.*	9	246
SWK Holdings Corp.	16	233
Siebert Financial Corp.*	72	210
Vroom, Inc.*	5	135
GoHealth, Inc. — Class A*	25	121
American Realty Investors, Inc.*	7	117
Logistic Properties of The Americas*	16	75
Total Financial		3,405,879

Consumer, Non-cyclical - 6.8%
Ensign Group, Inc.	284	49,067
Madrigal Pharmaceuticals, Inc.*	94	43,114
Bridgebio Pharma, Inc.*	790	41,033
HealthEquity, Inc.*	431	40,846
Guardant Health, Inc.*	604	37,738
Cytokinetics, Inc.*	590	32,426
Stride, Inc.*	216	32,171
iRhythm Technologies, Inc.*	161	27,690
Adtalem Global Education, Inc.*	179	27,647
CRISPR Therapeutics AG*	418	27,091
Rhythm Pharmaceuticals, Inc.*	264	26,661
TG Therapeutics, Inc.*	734	26,516
RadNet, Inc.*	339	25,835
Axsome Therapeutics, Inc.*	205	24,897
Brink’s Co.	213	24,891
Merit Medical Systems, Inc.*	296	24,636
Alkermes plc*	820	24,600
PTC Therapeutics, Inc.*	393	24,118
StoneCo Ltd. — Class A*	1,270	24,016
Option Care Health, Inc.*	833	23,124
Glaukos Corp.*	283	23,079
Avidity Biosciences, Inc.*	515	22,439
Krystal Biotech, Inc.*	126	22,243
Cal-Maine Foods, Inc.	232	21,831
Arrowhead Pharmaceuticals, Inc.*	610	21,039
Vaxcyte, Inc.*	579	20,856
Laureate Education, Inc. — Class A*	651	20,532
Verra Mobility Corp.*	808	19,958

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Protagonist Therapeutics, Inc.*	294	$19,530
Herc Holdings, Inc.	165	19,249
Crinetics Pharmaceuticals, Inc.*	457	19,034
TransMedics Group, Inc.*	168	18,850
Graham Holdings Co. — Class B	16	18,837
Nuvalent, Inc. — Class A*	217	18,766
Oscar Health, Inc. — Class A*	981	18,570
Korn Ferry	261	18,265
Integer Holdings Corp.*	174	17,979
Lantheus Holdings, Inc.*	344	17,644
Marzetti Co.	102	17,624
Ligand Pharmaceuticals, Inc. — Class B*	97	17,183
ADMA Biologics, Inc.*	1,172	17,182
Akero Therapeutics, Inc.*	356	16,903
Prestige Consumer Healthcare, Inc.*	252	15,725
Xenon Pharmaceuticals, Inc.*	387	15,538
Scholar Rock Holding Corp.*	414	15,417
Mirum Pharmaceuticals, Inc.*	204	14,955
Indivior plc*	613	14,779
ICU Medical, Inc.*	123	14,755
Privia Health Group, Inc.*	581	14,467
LivaNova plc*	276	14,457
ABM Industries, Inc.	313	14,436
Kymera Therapeutics, Inc.*	255	14,433
Arcellx, Inc.*	173	14,203
Metsera, Inc.*	270	14,129
GEO Group, Inc.*	684	14,015
BrightSpring Health Services, Inc.*	474	14,011
Soleno Therapeutics, Inc.*	205	13,858
Remitly Global, Inc.*	844	13,757
WD-40 Co.	69	13,635
Veracyte, Inc.*	396	13,595
ACADIA Pharmaceuticals, Inc.*	629	13,423
CBIZ, Inc.*	250	13,240
Supernus Pharmaceuticals, Inc.*	275	13,142
Alarm.com Holdings, Inc.*	241	12,792
Huron Consulting Group, Inc.*	87	12,769
Concentra Group Holdings Parent, Inc.	596	12,474
Haemonetics Corp.*	244	11,892
Simply Good Foods Co.*	478	11,864
Beam Therapeutics, Inc.*	488	11,844
Perdoceo Education Corp.	314	11,825
Tarsus Pharmaceuticals, Inc.*	198	11,767
Catalyst Pharmaceuticals, Inc.*	590	11,623
Premier, Inc. — Class A	417	11,593
Acuren Corp.*	869	11,566
Agios Pharmaceuticals, Inc.*	288	11,560
United Natural Foods, Inc.*	306	11,512
CG oncology, Inc.*	285	11,480
CorVel Corp.*	148	11,458
Adaptive Biotechnologies Corp.*	762	11,399
CoreCivic, Inc.*	550	11,192
Amicus Therapeutics, Inc.*	1,420	11,190
EVERTEC, Inc.	328	11,080
Ideaya Biosciences, Inc.*	406	11,047
Addus HomeCare Corp.*	92	10,855
Chefs’ Warehouse, Inc.*	186	10,849
Travere Therapeutics, Inc.*	450	10,755
Marqeta, Inc. — Class A*	1,962	10,359
Arcutis Biotherapeutics, Inc.*	546	10,292
GeneDx Holdings Corp.*	95	10,235
TriNet Group, Inc.	153	10,234
QuidelOrtho Corp.*	346	10,190
Strategic Education, Inc.	118	10,149
Brookdale Senior Living, Inc. — Class A*	1,171	9,918
Denali Therapeutics, Inc.*	675	9,801
PROCEPT BioRobotics Corp.*	268	9,565
Vita Coco Company, Inc.*	223	9,471
Cogent Biosciences, Inc.*	657	9,435
89bio, Inc.*	636	9,349
LeMaitre Vascular, Inc.	106	9,276
GRAIL, Inc.*	156	9,224
Inter Parfums, Inc.	93	9,149
Insperity, Inc.	184	9,053
Recursion Pharmaceuticals, Inc. — Class A*	1,854	9,048
Enovis Corp.*	292	8,859
ICF International, Inc.	94	8,723
AtriCure, Inc.*	247	8,707
Intellia Therapeutics, Inc.*	502	8,670
Celldex Therapeutics, Inc.*	334	8,641
Alphatec Holdings, Inc.*	592	8,608
Turning Point Brands, Inc.	87	8,601
Payoneer Global, Inc.*	1,421	8,597
Arlo Technologies, Inc.*	507	8,594
Surgery Partners, Inc.*	394	8,526
ANI Pharmaceuticals, Inc.*	93	8,519
John Wiley & Sons, Inc. — Class A	210	8,499
Twist Bioscience Corp.*	302	8,498
Ocular Therapeutix, Inc.*	717	8,382
MannKind Corp.*	1,544	8,291
Coursera, Inc.*	705	8,256
Artivion, Inc.*	194	8,214
Progyny, Inc.*	380	8,178
BioCryst Pharmaceuticals, Inc.*	1,068	8,106
Flywire Corp.*	598	8,097
Vericel Corp.*	257	8,088
National Healthcare Corp.	65	7,898
Harrow, Inc.*	161	7,757
Grocery Outlet Holding Corp.*	483	7,752
Disc Medicine, Inc.*	117	7,731
Amneal Pharmaceuticals, Inc.*	767	7,678
Viridian Therapeutics, Inc.*	354	7,639
Vera Therapeutics, Inc.*	262	7,614
J & J Snack Foods Corp.	79	7,591
UFP Technologies, Inc.*	38	7,585
Mineralys Therapeutics, Inc.*	200	7,584
Central Garden & Pet Co. — Class A*	255	7,530
CONMED Corp.	159	7,478
Cidara Therapeutics, Inc.*	78	7,469
Universal Technical Institute, Inc.*	229	7,454
Liquidia Corp.*	327	7,436

32 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Select Medical Holdings Corp.	570	$7,319
Pediatrix Medical Group, Inc.*	435	7,286
Vital Farms, Inc.*	177	7,283
Omnicell, Inc.*	238	7,247
Celcuity, Inc.*	146	7,212
Alight, Inc. — Class A	2,200	7,172
Dyne Therapeutics, Inc.*	552	6,983
Avadel Pharmaceuticals plc*	456	6,963
Teladoc Health, Inc.*	897	6,934
Biohaven Ltd.*	461	6,920
CRA International, Inc.	33	6,881
Universal Corp.	123	6,872
Willdan Group, Inc.*	71	6,865
STAAR Surgical Co.*	255	6,852
Novocure Ltd.*	518	6,692
Syndax Pharmaceuticals, Inc.*	435	6,692
Andersons, Inc.	167	6,648
Ardelyx, Inc.*	1,203	6,629
Novavax, Inc.*	763	6,615
US Physical Therapy, Inc.	77	6,541
Aurinia Pharmaceuticals, Inc.*	589	6,508
Apogee Therapeutics, Inc.*	163	6,476
PROG Holdings, Inc.	199	6,440
Neogen Corp.*	1,115	6,367
Spectrum Brands Holdings, Inc.	121	6,356
Upbound Group, Inc.	268	6,333
Clover Health Investments Corp.*	2,059	6,301
10X Genomics, Inc. — Class A*	538	6,289
Healthcare Services Group, Inc.*	372	6,261
Xeris Biopharma Holdings, Inc.*	764	6,219
First Advantage Corp.*	404	6,218
Harmony Biosciences Holdings, Inc.*	223	6,146
Pacira BioSciences, Inc.*	235	6,056
Weis Markets, Inc.	84	6,037
Azenta, Inc.*	208	5,974
Sezzle, Inc.*	75	5,965
Astrana Health, Inc.*	208	5,897
Fresh Del Monte Produce, Inc.	169	5,868
Legalzoom.com, Inc.*	565	5,865
Innoviva, Inc.*	321	5,858
Collegium Pharmaceutical, Inc.*	163	5,703
Barrett Business Services, Inc.	127	5,629
Immunovant, Inc.*	348	5,610
Edgewise Therapeutics, Inc.*	341	5,531
Ingles Markets, Inc. — Class A	75	5,217
Dynavax Technologies Corp.*	522	5,183
Heidrick & Struggles International, Inc.	104	5,176
TreeHouse Foods, Inc.*	256	5,174
NeoGenomics, Inc.*	658	5,080
Amphastar Pharmaceuticals, Inc.*	189	5,037
BioLife Solutions, Inc.*	193	4,923
Driven Brands Holdings, Inc.*	305	4,914
Janux Therapeutics, Inc.*	201	4,912
Stoke Therapeutics, Inc.*	209	4,912
Integra LifeSciences Holdings Corp.*	342	4,901
BrightView Holdings, Inc.*	363	4,864
Cimpress plc*	77	4,854
Praxis Precision Medicines, Inc.*	91	4,823
Amylyx Pharmaceuticals, Inc.*	354	4,811
Arcus Biosciences, Inc.*	351	4,774
Nuvation Bio, Inc.*	1,273	4,710
Edgewell Personal Care Co.	230	4,683
CompoSecure, Inc. — Class A*	224	4,664
Dole plc	338	4,543
Mind Medicine MindMed, Inc.*	384	4,527
National Beverage Corp.*	122	4,504
NPK International, Inc.*	397	4,490
Utz Brands, Inc.	369	4,483
Immunome, Inc.*	376	4,403
Deluxe Corp.	226	4,375
Pennant Group, Inc.*	173	4,363
Herbalife Ltd.*	516	4,355
Enliven Therapeutics, Inc.*	212	4,340
Zymeworks, Inc.*	250	4,270
Spyre Therapeutics, Inc.*	254	4,257
Tourmaline Bio, Inc.*	89	4,257
EyePoint Pharmaceuticals, Inc.*	297	4,229
AdaptHealth Corp.*	472	4,224
Xencor, Inc.*	359	4,211
MiMedx Group, Inc.*	603	4,209
Phibro Animal Health Corp. — Class A	104	4,208
Embecta Corp.	298	4,205
WaVe Life Sciences Ltd.*	572	4,187
Tandem Diabetes Care, Inc.*	341	4,140
Hertz Global Holdings, Inc.*	602	4,094
CareDx, Inc.*	278	4,042
Mercurity Fintech Holding, Inc.*	163	4,007
Axogen, Inc.*	224	3,996
Fortrea Holdings, Inc.*	466	3,924
Beta Bionics, Inc.*	194	3,855
LENZ Therapeutics, Inc.*	82	3,820
CorMedix, Inc.*	328	3,815
Anavex Life Sciences Corp.*	426	3,791
Geron Corp.*	2,761	3,783
AMN Healthcare Services, Inc.*	195	3,775
Tootsie Roll Industries, Inc.	90	3,773
UroGen Pharma Ltd.*	188	3,751
LifeStance Health Group, Inc.*	676	3,718
Matthews International Corp. — Class A	152	3,691
Green Dot Corp. — Class A*	274	3,680
Kura Oncology, Inc.*	403	3,567
Lincoln Educational Services Corp.*	151	3,548
Nurix Therapeutics, Inc.*	384	3,548
Trevi Therapeutics, Inc.*	387	3,541
Relay Therapeutics, Inc.*	675	3,524
ORIC Pharmaceuticals, Inc.*	293	3,516
American Public Education, Inc.*	89	3,513
Taysha Gene Therapies, Inc.*	1,073	3,509
Arbutus Biopharma Corp.*	772	3,505
Akebia Therapeutics, Inc.*	1,275	3,481
Udemy, Inc.*	495	3,470
Transcat, Inc.*	47	3,440

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Myriad Genetics, Inc.*	464	$3,355
Quanex Building Products Corp.	233	3,313
Castle Biosciences, Inc.*	145	3,302
Dianthus Therapeutics, Inc.*	83	3,266
Carriage Services, Inc. — Class A	72	3,207
Rezolute, Inc.*	341	3,205
Upstream Bio, Inc.*	166	3,122
PACS Group, Inc.*	225	3,089
Tango Therapeutics, Inc.*	363	3,049
AnaptysBio, Inc.*	99	3,031
iRadimed Corp.	42	2,989
Olema Pharmaceuticals, Inc.*	304	2,976
Helen of Troy Ltd.*	117	2,948
Orthofix Medical, Inc.*	198	2,899
ClearPoint Neuro, Inc.*	133	2,898
Ginkgo Bioworks Holdings, Inc.*	198	2,887
ImmunityBio, Inc.*	1,173	2,886
OPKO Health, Inc.*	1,845	2,860
SunOpta, Inc.*	488	2,860
SI-BONE, Inc.*	194	2,856
Arvinas, Inc.*	335	2,854
Eton Pharmaceuticals, Inc.*	131	2,847
Iovance Biotherapeutics, Inc.*	1,307	2,836
Theravance Biopharma, Inc.*	193	2,818
ARS Pharmaceuticals, Inc.*	280	2,814
Terns Pharmaceuticals, Inc.*	369	2,771
Performant Healthcare, Inc.*	358	2,767
Bicara Therapeutics, Inc.*	174	2,747
Kodiak Sciences, Inc.*	167	2,734
Monro, Inc.	152	2,731
Kforce, Inc.	91	2,728
Keros Therapeutics, Inc.*	172	2,721
Esperion Therapeutics, Inc.*	1,018	2,698
Mister Car Wash, Inc.*	506	2,697
Rapport Therapeutics, Inc.*	90	2,673
Oruka Therapeutics, Inc.*	139	2,673
Vestis Corp.*	588	2,664
Zimvie, Inc.*	140	2,652
Avanos Medical, Inc.*	228	2,636
Zevra Therapeutics, Inc.*	277	2,634
Natural Grocers by Vitamin Cottage, Inc.	65	2,600
Guardian Pharmacy Services, Inc. — Class A*	99	2,597
Mission Produce, Inc.*	216	2,596
Vir Biotechnology, Inc.*	454	2,592
Varex Imaging Corp.*	209	2,592
Day One Biopharmaceuticals, Inc.*	367	2,587
John B Sanfilippo & Son, Inc.	40	2,571
Maze Therapeutics, Inc.*	99	2,567
Rigel Pharmaceuticals, Inc.*	90	2,550
Gossamer Bio, Inc.*	968	2,546
Phathom Pharmaceuticals, Inc.*	215	2,531
Precigen, Inc.*	765	2,517
Seneca Foods Corp. — Class A*	23	2,483
Niagen Bioscience, Inc.*	266	2,482
Aquestive Therapeutics, Inc.*	439	2,454
Cass Information Systems, Inc.	62	2,438
Hackett Group, Inc.	128	2,433
Emergent BioSolutions, Inc.*	275	2,426
Fulgent Genetics, Inc.*	107	2,418
Sana Biotechnology, Inc.*	680	2,414
Arcturus Therapeutics Holdings, Inc.*	129	2,377
KalVista Pharmaceuticals, Inc.*	192	2,339
REGENXBIO, Inc.*	239	2,306
Ennis, Inc.	126	2,303
Cross Country Healthcare, Inc.*	160	2,272
Calavo Growers, Inc.	86	2,214
AngioDynamics, Inc.*	198	2,212
Palvella Therapeutics, Inc.*	35	2,194
ArriVent Biopharma, Inc.*	117	2,159
Paysafe Ltd.*	166	2,145
Community Health Systems, Inc.*	662	2,125
Surmodics, Inc.*	71	2,122
Aveanna Healthcare Holdings, Inc.*	236	2,093
Cytek Biosciences, Inc.*	600	2,082
Repay Holdings Corp.*	397	2,076
Savara, Inc.*	579	2,067
Septerna, Inc.*	109	2,050
Verastem, Inc.*	231	2,040
Kelly Services, Inc. — Class A	155	2,034
Enhabit, Inc.*	253	2,027
Fulcrum Therapeutics, Inc.*	218	2,006
Custom Truck One Source, Inc.*	307	1,971
Corvus Pharmaceuticals, Inc.*	267	1,968
Prothena Corporation plc*	198	1,932
Erasca, Inc.*	885	1,929
SIGA Technologies, Inc.	209	1,912
Butterfly Network, Inc.*	979	1,889
Sionna Therapeutics, Inc.*	63	1,853
XOMA Royalty Corp.*	48	1,850
Owens & Minor, Inc.*	385	1,848
Zenas Biopharma, Inc.*	83	1,843
Solid Biosciences, Inc.*	298	1,839
Semler Scientific, Inc.*	61	1,830
Mama’s Creations, Inc.*	174	1,829
Pacific Biosciences of California, Inc.*	1,408	1,802
4D Molecular Therapeutics, Inc.*	205	1,781
ACCO Brands Corp.	446	1,780
Monte Rosa Therapeutics, Inc.*	238	1,764
Village Super Market, Inc. — Class A	47	1,756
Honest Company, Inc.*	476	1,752
MeiraGTx Holdings plc*	212	1,745
MGP Ingredients, Inc.	72	1,742
B&G Foods, Inc.	393	1,741
Tyra Biosciences, Inc.*	123	1,721
Tejon Ranch Co.*	107	1,710
Absci Corp.*	556	1,690
Evolus, Inc.*	272	1,670
Personalis, Inc.*	256	1,669
Tactile Systems Technology, Inc.*	120	1,661
Delcath Systems, Inc.*	154	1,655
Strata Critical Medical, Inc.*	327	1,655

34 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Prime Medicine, Inc.*	298	$1,651
Compass Therapeutics, Inc.*	467	1,634
Treace Medical Concepts, Inc.*	243	1,630
Korro Bio, Inc.*	34	1,628
agilon health, Inc.*	1,574	1,621
OrthoPediatrics Corp.*	86	1,594
Pulse Biosciences, Inc.*	90	1,593
Kestra Medical Technologies Ltd.*	67	1,592
Maravai LifeSciences Holdings, Inc. — Class A*	552	1,584
RxSight, Inc.*	176	1,582
Bioventus, Inc. — Class A*	235	1,572
USANA Health Sciences, Inc.*	57	1,570
Ardent Health, Inc.*	118	1,564
Inhibrx Biosciences, Inc.*	46	1,549
Cullinan Therapeutics, Inc.*	260	1,542
Spire Global, Inc.*	140	1,539
MBX Biosciences, Inc.*	87	1,523
Distribution Solutions Group, Inc.*	50	1,504
Cerus Corp.*	942	1,498
Editas Medicine, Inc.*	430	1,492
Altimmune, Inc.*	395	1,489
Annexon, Inc.*	488	1,488
ADC Therapeutics S.A.*	369	1,476
Monopar Therapeutics, Inc.*	18	1,470
Organogenesis Holdings, Inc.*	348	1,469
Ceribell, Inc.*	127	1,459
Aldeyra Therapeutics, Inc.*	277	1,446
Nathan’s Famous, Inc.	13	1,439
Jade Biosciences, Inc.	165	1,424
Vanda Pharmaceuticals, Inc.*	284	1,417
Capricor Therapeutics, Inc.*	196	1,413
ZipRecruiter, Inc. — Class A*	334	1,409
Replimune Group, Inc.*	336	1,408
Central Garden & Pet Co.*	43	1,404
Rocket Pharmaceuticals, Inc.*	428	1,395
Bright Minds Biosciences, Inc.*	23	1,395
Target Hospitality Corp.*	164	1,391
Astria Therapeutics, Inc.*	186	1,354
SANUWAVE Health, Inc.*	36	1,349
Cadiz, Inc.*	280	1,322
Outset Medical, Inc.*	90	1,271
NeuroPace, Inc.*	123	1,268
Limoneira Co.	85	1,262
Enanta Pharmaceuticals, Inc.*	103	1,233
OraSure Technologies, Inc.*	383	1,229
Nano-X Imaging Ltd.*	328	1,214
Viemed Healthcare, Inc.*	178	1,209
Omeros Corp.*	288	1,181
Aura Biosciences, Inc.*	191	1,180
Abeona Therapeutics, Inc.*	223	1,177
Nature’s Sunshine Products, Inc.*	75	1,164
Beauty Health Co.*	583	1,160
Puma Biotechnology, Inc.*	216	1,147
Atea Pharmaceuticals, Inc.*	391	1,134
Fennec Pharmaceuticals, Inc.*	120	1,123
Humacyte, Inc.*	639	1,112
Voyager Therapeutics, Inc.*	237	1,107
Franklin Covey Co.*	56	1,087
KinderCare Learning Companies, Inc.*	161	1,069
Ironwood Pharmaceuticals, Inc. — Class A*	816	1,069
Oncology Institute, Inc.*	301	1,051
Perspective Therapeutics, Inc.*	304	1,043
Benitec Biopharma, Inc.*	74	1,038
Lifecore Biomedical, Inc.*	141	1,038
Information Services Group, Inc.	180	1,035
Alector, Inc.*	349	1,033
Candel Therapeutics, Inc.*	201	1,025
Quanterix Corp.*	188	1,021
Quantum-Si, Inc.*	719	1,014
Utah Medical Products, Inc.	16	1,007
scPharmaceuticals, Inc.*	175	992
Inogen, Inc.*	121	989
Heron Therapeutics, Inc.*	780	983
Alumis, Inc.*	246	982
Allogene Therapeutics, Inc.*	773	959
USCB Financial Holdings, Inc.	54	942
Tonix Pharmaceuticals Holding Corp.*	39	942
Olaplex Holdings, Inc.*	716	938
Alico, Inc.	27	936
DiaMedica Therapeutics, Inc.*	135	927
Quad/Graphics, Inc.	148	926
Design Therapeutics, Inc.*	121	911
Stereotaxis, Inc.*	292	908
TrueBlue, Inc.*	146	895
Westrock Coffee Co.*	184	894
Coherus Oncology, Inc.*	541	887
Aclaris Therapeutics, Inc.*	463	880
Tectonic Therapeutic, Inc.*	56	879
Priority Technology Holdings, Inc.*	127	872
Neurogene, Inc.*	50	866
Accuray, Inc.*	517	863
Electromed, Inc.*	35	859
Resources Connection, Inc.	166	838
KORU Medical Systems, Inc.*	217	831
Entrada Therapeutics, Inc.*	143	829
National Research Corp. — Class A	64	818
OmniAb, Inc.*	511	818
Foghorn Therapeutics, Inc.*	167	817
MaxCyte, Inc.*	516	815
Lexeo Therapeutics, Inc.*	122	810
Protalix BioTherapeutics, Inc.*	356	790
SELLAS Life Sciences Group, Inc.*	487	784
Sonida Senior Living, Inc.*	28	776
Eledon Pharmaceuticals, Inc.*	299	774
Alta Equipment Group, Inc.	104	753
Medifast, Inc.*	55	752
Joint Corp.*	77	735
Hain Celestial Group, Inc.*	462	730
Lifeway Foods, Inc.*	26	722
Protara Therapeutics, Inc.*	165	718

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
BioAge Labs, Inc.*	121	$711
Beyond Meat, Inc.*	376	711
MediWound Ltd.*	39	703
Acme United Corp.	17	700
Fate Therapeutics, Inc.*	555	699
Larimar Therapeutics, Inc.*	216	698
RCM Technologies, Inc.*	25	664
Tvardi Therapeutics, Inc.*	17	662
CVRx, Inc.*	82	662
Cardiff Oncology, Inc.*	316	651
DocGo, Inc.*	465	632
Forrester Research, Inc.*	58	615
Anika Therapeutics, Inc.*	64	602
European Wax Center, Inc. — Class A*	149	594
LENSAR, Inc.*	48	593
SoundThinking, Inc.*	49	591
HF Foods Group, Inc.*	205	566
Acacia Research Corp.*	174	565
Innovage Holding Corp.*	103	531
Lifevantage Corp.	54	525
AirSculpt Technologies, Inc.*	65	521
Neuronetics, Inc.*	184	502
Inhibikase Therapeutics, Inc.*	308	499
Anteris Technologies Global Corp.*	110	495
BRC, Inc. — Class A*	316	493
Cartesian Therapeutics, Inc.*	47	480
Sanara Medtech, Inc.*	15	476
CPI Card Group, Inc.*	30	454
Nkarta, Inc.*	216	447
Biote Corp. — Class A*	149	447
Journey Medical Corp.*	62	441
Zevia PBC — Class A*	161	438
Waldencast plc — Class A*	216	428
FitLife Brands, Inc.*	20	398
Nuvectis Pharma, Inc.*	66	397
Aardvark Therapeutics, Inc.*	29	385
TriSalus Life Sciences, Inc.*	81	377
Emerald Holding, Inc.	71	361
Lucid Diagnostics, Inc.*	353	356
Gyre Therapeutics, Inc.*	46	343
Alpha Teknova, Inc.*	55	340
TuHURA Biosciences, Inc.*	131	325
aTyr Pharma, Inc.*	444	320
Avita Medical, Inc.*	62	317
Pulmonx Corp.*	195	316
Solesence, Inc.*	96	309
Greenwich Lifesciences, Inc.*	31	308
HireQuest, Inc.	28	269
Ispire Technology, Inc.*	96	246
Forafric Global plc*	26	226
Actuate Therapeutics, Inc.*	30	201
MarketWise, Inc.	11	182
Inmune Bio, Inc.*	85	176
Atlantic International Corp.*	55	168
Myomo, Inc.*	166	148
SBC Medical Group Holdings, Inc.*	29	126
Tevogen Bio Holdings, Inc.*	145	114
Nektar Therapeutics*	1	57
Ligand Pharmaceuticals, Inc.*,†††	23	—
Ligand Pharmaceuticals, Inc.*,†††	23	—
Total Consumer, Non-cyclical		3,049,844

Industrial - 5.4%
Bloom Energy Corp. — Class A*	1,086	91,843
Kratos Defense & Security Solutions, Inc.*	841	76,842
Fabrinet*	183	66,725
Sterling Infrastructure, Inc.*	151	51,292
AeroVironment, Inc.*	161	50,697
Chart Industries, Inc.*	229	45,834
SPX Technologies, Inc.*	244	45,574
Dycom Industries, Inc.*	142	41,430
Watts Water Technologies, Inc. — Class A	139	38,820
Modine Manufacturing Co.*	265	37,672
Joby Aviation, Inc.*	2,333	37,655
Primoris Services Corp.	274	37,628
JBT Marel Corp.	264	37,079
Federal Signal Corp.	304	36,173
Zurn Elkay Water Solutions Corp.	760	35,743
Fluor Corp.*	829	34,876
Advanced Energy Industries, Inc.	191	32,497
GATX Corp.	182	31,814
Sanmina Corp.*	264	30,389
Casella Waste Systems, Inc. — Class A*	318	30,172
Construction Partners, Inc. — Class A*	237	30,099
Moog, Inc. — Class A	142	29,489
TTM Technologies, Inc.*	509	29,318
Itron, Inc.*	230	28,649
UFP Industries, Inc.	305	28,514
Mirion Technologies, Inc.*	1,189	27,656
ESCO Technologies, Inc.	131	27,655
Badger Meter, Inc.	150	26,787
Archer Aviation, Inc. — Class A*	2,781	26,642
Frontdoor, Inc.*	376	25,301
Granite Construction, Inc.	221	24,233
Enpro, Inc.	107	24,182
Belden, Inc.	200	24,054
NuScale Power Corp.*	641	23,076
Arcosa, Inc.	246	23,053
Knife River Corp.*	289	22,215
EnerSys	194	21,914
Golar LNG Ltd.	505	20,407
Mercury Systems, Inc.*	263	20,356
OSI Systems, Inc.*	81	20,188
Mueller Water Products, Inc. — Class A	789	20,135
CSW Industrials, Inc.	82	19,906
Plexus Corp.*	136	19,678
Franklin Electric Company, Inc.	202	19,231
Atmus Filtration Technologies, Inc.	422	19,028
Novanta, Inc.*	183	18,328
IES Holdings, Inc.*	46	18,292
Argan, Inc.	67	18,093
Exponent, Inc.	257	17,856
Kadant, Inc.	60	17,855

36 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Terex Corp.	326	$16,724
AZZ, Inc.	151	16,479
AAR Corp.*	182	16,320
MYR Group, Inc.*	78	16,226
Matson, Inc.	164	16,169
Tutor Perini Corp.*	227	14,889
Griffon Corp.	194	14,773
Boise Cascade Co.	191	14,768
Powell Industries, Inc.	48	14,631
Cactus, Inc. — Class A	347	13,696
American Superconductor Corp.*	221	13,125
RXO, Inc.*	829	12,750
Standex International Corp.	60	12,714
Materion Corp.	105	12,685
Scorpio Tankers, Inc.	222	12,443
Xometry, Inc. — Class A*	222	12,092
Trinity Industries, Inc.	418	11,721
Enerpac Tool Group Corp.	277	11,357
Atkore, Inc.	170	10,666
Hub Group, Inc. — Class A	305	10,504
O-I Glass, Inc.*	784	10,168
Knowles Corp.*	432	10,070
Alamo Group, Inc.	52	9,927
Hillenbrand, Inc.	360	9,734
Gibraltar Industries, Inc.*	152	9,546
Vishay Intertechnology, Inc.	618	9,455
International Seaways, Inc.	205	9,446
Hillman Solutions Corp.*	1,010	9,272
Worthington Enterprises, Inc.	160	8,878
Helios Technologies, Inc.	169	8,810
PureCycle Technologies, Inc.*	662	8,705
Masterbrand, Inc.*	648	8,534
Energizer Holdings, Inc.	338	8,413
Enovix Corp.*	840	8,375
Tecnoglass, Inc.	124	8,297
Albany International Corp. — Class A	154	8,208
Kennametal, Inc.	385	8,058
ArcBest Corp.	115	8,035
DXP Enterprises, Inc.*	66	7,859
Tennant Co.	96	7,782
DHT Holdings, Inc.	650	7,768
Lindsay Corp.	55	7,731
Werner Enterprises, Inc.	293	7,712
Greif, Inc. — Class A	129	7,709
CECO Environmental Corp.*	149	7,629
Napco Security Technologies, Inc.	175	7,516
Centuri Holdings, Inc.*	355	7,515
Bel Fuse, Inc. — Class B	53	7,474
World Kinect Corp.	282	7,318
nLight, Inc.*	245	7,259
Applied Optoelectronics, Inc.*	274	7,105
Greenbrier Companies, Inc.	153	7,064
Astronics Corp.*	154	7,024
Benchmark Electronics, Inc.	182	7,016
Janus International Group, Inc.*	692	6,830
Ducommun, Inc.*	70	6,729
TriMas Corp.	169	6,530
Teekay Tankers Ltd. — Class A	123	6,218
NANO Nuclear Energy, Inc.*	157	6,054
Proto Labs, Inc.*	121	6,054
Vicor Corp.*	119	5,917
CTS Corp.	148	5,911
Intuitive Machines, Inc.*	558	5,870
Dorian LPG Ltd.	190	5,662
Astec Industries, Inc.	117	5,631
Cadre Holdings, Inc.	145	5,294
Limbach Holdings, Inc.*	54	5,244
Worthington Steel, Inc.	168	5,106
Amprius Technologies, Inc.*	475	4,997
Gorman-Rupp Co.	107	4,966
Enviri Corp.*	388	4,923
American Woodmark Corp.*	73	4,873
Apogee Enterprises, Inc.	108	4,706
SFL Corporation Ltd.	619	4,661
Thermon Group Holdings, Inc.*	170	4,542
Montrose Environmental Group, Inc.*	165	4,531
Red Cat Holdings, Inc.*	432	4,471
Uniti Group, Inc.*	729	4,461
Evolv Technologies Holdings, Inc.*	590	4,455
Energy Recovery, Inc.*	272	4,194
Great Lakes Dredge & Dock Corp.*	339	4,065
FLEX LNG Ltd.	160	4,032
Kimball Electronics, Inc.*	124	3,703
Insteel Industries, Inc.	95	3,642
Sturm Ruger & Company, Inc.	82	3,564
Nordic American Tankers Ltd.	1,046	3,284
Allient, Inc.	73	3,267
Power Solutions International, Inc.*	33	3,241
LSI Industries, Inc.	136	3,211
Myers Industries, Inc.	189	3,202
Marten Transport Ltd.	298	3,177
Ryerson Holding Corp.	138	3,155
Metallus, Inc.*	187	3,091
Genco Shipping & Trading Ltd.	172	3,062
Bowman Consulting Group Ltd.*	72	3,050
Ichor Holdings Ltd.*	173	3,031
National Presto Industries, Inc.	27	3,028
Graham Corp.*	53	2,910
Ardagh Metal Packaging S.A.	711	2,837
Forward Air Corp.*	107	2,743
Costamare, Inc.	226	2,692
NWPX Infrastructure, Inc.*	50	2,647
Navigator Holdings Ltd.	167	2,587
CryoPort, Inc.*	249	2,361
Aspen Aerogels, Inc.*	338	2,352
Redwire Corp.*	250	2,248
Hyster-Yale, Inc.	60	2,212
Smith & Wesson Brands, Inc.	224	2,202
Teekay Corporation Ltd.	266	2,176
LSB Industries, Inc.*	275	2,167
Aebi Schmidt Holding AG	172	2,145
JELD-WEN Holding, Inc.*	434	2,131

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Ardmore Shipping Corp.	176	$2,089
Eastman Kodak Co.*	324	2,077
Columbus McKinnon Corp.	144	2,065
Voyager Technologies, Inc. — Class A*	69	2,055
Byrna Technologies, Inc.*	92	2,039
Lightbridge Corp.*	96	2,036
Standard BioTools, Inc.*	1,526	1,984
Willis Lease Finance Corp.	14	1,919
Park Aerospace Corp.	93	1,892
Luxfer Holdings plc	136	1,890
Heartland Express, Inc.	225	1,885
Titan America S.A.	124	1,853
Kopin Corp.*	762	1,852
Covenant Logistics Group, Inc. — Class A	83	1,798
Manitowoc Company, Inc.*	176	1,762
Latham Group, Inc.*	229	1,743
Mesa Laboratories, Inc.	26	1,742
TSS, Inc.*	93	1,684
Clearwater Paper Corp.*	81	1,682
NVE Corp.	25	1,632
Orion Group Holdings, Inc.*	192	1,597
MicroVision, Inc.*	1,251	1,551
Olympic Steel, Inc.	50	1,523
Richtech Robotics, Inc. — Class B*	353	1,514
Greif, Inc. — Class B	24	1,479
L B Foster Co. — Class A*	52	1,401
Ranpak Holdings Corp.*	239	1,343
AerSale Corp.*	164	1,343
Safe Bulkers, Inc.	294	1,305
Himalaya Shipping Ltd.	152	1,251
908 Devices, Inc.*	140	1,226
Turtle Beach Corp.*	76	1,208
Arq, Inc.*	161	1,153
Pure Cycle Corp.*	101	1,118
Palladyne AI Corp.*	130	1,117
Tredegar Corp.*	136	1,092
Park-Ohio Holdings Corp.	49	1,041
Mayville Engineering Company, Inc.*	73	1,004
Radiant Logistics, Inc.*	169	997
Eve Holding, Inc.*	260	991
Bel Fuse, Inc. — Class A	8	931
Perma-Fix Environmental Services, Inc.*	88	889
Core Molding Technologies, Inc.*	43	884
Karat Packaging, Inc.	35	882
Proficient Auto Logistics, Inc.*	120	827
Mistras Group, Inc.*	84	827
Concrete Pumping Holdings, Inc.	115	811
Universal Logistics Holdings, Inc.	34	797
Gencor Industries, Inc.*	53	775
Pangaea Logistics Solutions Ltd.	152	772
Sight Sciences, Inc.*	211	726
M-Tron Industries, Inc.*	13	721
KULR Technology Group, Inc.*	168	699
Eastern Co.	29	680
AIRO Group Holdings, Inc.*	35	672
Outdoor Holding Co.*	448	663
Costamare Bulkers Holdings Ltd.*	44	632
Energy Services of America Corp.	60	621
Omega Flex, Inc.	18	561
Ascent Industries Co.*	41	528
Net Power, Inc.*	173	521
Smith-Midland Corp.*	14	517
AirJoule Technologies Corp.*	110	516
Pro-DEX, Inc.*	11	372
PAMT CORP*	31	353
SKYX Platforms Corp.*	312	349
NL Industries, Inc.	43	264
Southland Holdings, Inc.*	54	232
Neonode, Inc.*	54	189
Total Industrial		2,452,278

Consumer, Cyclical - 3.3%
Taylor Morrison Home Corp. — Class A*	491	32,411
FirstCash Holdings, Inc.	200	31,684
Resideo Technologies, Inc.*	698	30,140
Installed Building Products, Inc.	119	29,353
Brinker International, Inc.*	224	28,376
Group 1 Automotive, Inc.	64	28,001
Meritage Homes Corp.	359	26,002
Boot Barn Holdings, Inc.*	156	25,852
Asbury Automotive Group, Inc.*	99	24,201
Cavco Industries, Inc.*	39	22,648
Kontoor Brands, Inc.	279	22,256
Champion Homes, Inc.*	290	22,147
Urban Outfitters, Inc.*	309	22,072
Dorman Products, Inc.*	140	21,823
KB Home	336	21,383
SkyWest, Inc.*	205	20,627
Abercrombie & Fitch Co. — Class A*	238	20,361
Signet Jewelers Ltd.	203	19,472
M/I Homes, Inc.*	132	19,066
Life Time Group Holdings, Inc.*	686	18,934
Advance Auto Parts, Inc.	303	18,604
Shake Shack, Inc. — Class A*	197	18,441
VSE Corp.	103	17,123
Patrick Industries, Inc.	164	16,963
Peloton Interactive, Inc. — Class A*	1,881	16,929
Academy Sports & Outdoors, Inc.	338	16,907
Visteon Corp.	139	16,661
Rush Enterprises, Inc. — Class A	309	16,522
PriceSmart, Inc.	130	15,755
Polaris, Inc.	270	15,695
OPENLANE, Inc.*	542	15,599
Red Rock Resorts, Inc. — Class A	249	15,204
Tri Pointe Homes, Inc.*	436	14,811
Cinemark Holdings, Inc.	526	14,739
American Eagle Outfitters, Inc.	822	14,064
REV Group, Inc.	245	13,884
Warby Parker, Inc. — Class A*	501	13,818
Dana, Inc.	675	13,527
Cheesecake Factory, Inc.	236	12,895
UniFirst Corp.	76	12,706
Hilton Grand Vacations, Inc.*	292	12,208

38 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Steven Madden Ltd.	354	$11,852
Capri Holdings Ltd.*	594	11,832
Hanesbrands, Inc.*	1,793	11,816
Green Brick Partners, Inc.*	158	11,670
LCI Industries	125	11,644
National Vision Holdings, Inc.*	397	11,588
Wolverine World Wide, Inc.	411	11,278
Phinia, Inc.	195	11,209
Six Flags Entertainment Corp.*	489	11,110
Acushnet Holdings Corp.	140	10,989
Super Group SGHC Ltd.	813	10,732
HNI Corp.	229	10,729
Adient plc*	429	10,330
OneSpaWorld Holdings Ltd.	484	10,232
Goodyear Tire & Rubber Co.*	1,332	9,963
Brightstar Lottery plc	571	9,850
Atlanta Braves Holdings, Inc. — Class C*	235	9,774
Sonos, Inc.*	600	9,480
Victoria’s Secret & Co.*	349	9,472
Buckle, Inc.	161	9,444
Marriott Vacations Worldwide Corp.	141	9,385
Rush Street Interactive, Inc.*	453	9,277
Blue Bird Corp.*	160	9,208
Madison Square Garden Entertainment Corp.*	202	9,139
Garrett Motion, Inc.	648	8,826
Interface, Inc. — Class A	296	8,566
Kohl’s Corp.	556	8,546
Century Communities, Inc.	132	8,365
Sally Beauty Holdings, Inc.*	511	8,319
JetBlue Airways Corp.*	1,641	8,074
Papa John’s International, Inc.	167	8,041
Winmark Corp.	15	7,467
Steelcase, Inc. — Class A	428	7,361
La-Z-Boy, Inc.	212	7,276
IMAX Corp.*	220	7,205
United Parks & Resorts, Inc.*	139	7,186
Monarch Casino & Resort, Inc.	64	6,774
Lionsgate Studios Corp.*	978	6,748
AMC Entertainment Holdings, Inc. — Class A*	2,220	6,438
Topgolf Callaway Brands Corp.*	673	6,393
MRC Global, Inc.*	425	6,129
MillerKnoll, Inc.	345	6,120
Leggett & Platt, Inc.	680	6,038
Sonic Automotive, Inc. — Class A	75	5,707
LGI Homes, Inc.*	106	5,481
Gentherm, Inc.*	155	5,279
Fox Factory Holding Corp.*	214	5,198
G-III Apparel Group Ltd.*	195	5,189
Carter’s, Inc.	182	5,136
Cracker Barrel Old Country Store, Inc.	113	4,979
Camping World Holdings, Inc. — Class A	307	4,848
ScanSource, Inc.*	106	4,663
Winnebago Industries, Inc.	139	4,648
Allegiant Travel Co. — Class A*	74	4,497
Standard Motor Products, Inc.	108	4,409
ThredUp, Inc. — Class A*	464	4,385
Sweetgreen, Inc. — Class A*	528	4,213
Build-A-Bear Workshop, Inc. — Class A	63	4,108
Daktronics, Inc.*	195	4,079
XPEL, Inc.*	123	4,068
indie Semiconductor, Inc. — Class A*	989	4,025
Dream Finders Homes, Inc. — Class A*	154	3,992
ODP Corp.*	141	3,927
Microvast Holdings, Inc.*	1,015	3,908
Pursuit Attractions and Hospitality, Inc.*	108	3,907
Global Business Travel Group I*	482	3,895
Douglas Dynamics, Inc.	116	3,626
American Axle & Manufacturing Holdings, Inc.*	590	3,546
PC Connection, Inc.	57	3,533
Beazer Homes USA, Inc.*	142	3,486
Ethan Allen Interiors, Inc.	118	3,476
Sabre Corp.*	1,850	3,385
First Watch Restaurant Group, Inc.*	208	3,253
Cooper-Standard Holdings, Inc.*	86	3,176
Malibu Boats, Inc. — Class A*	96	3,115
BJ’s Restaurants, Inc.*	102	3,114
EVgo, Inc.*	654	3,093
Hovnanian Enterprises, Inc. — Class A*	24	3,084
Sun Country Airlines Holdings, Inc.*	261	3,082
Bloomin’ Brands, Inc.	428	3,069
Accel Entertainment, Inc.*	276	3,055
Nu Skin Enterprises, Inc. — Class A	249	3,035
Ermenegildo Zegna N.V.	315	2,977
BlueLinx Holdings, Inc.*	40	2,923
Oxford Industries, Inc.	72	2,919
Arhaus, Inc.*	261	2,775
Global Industrial Co.	73	2,677
Forestar Group, Inc.*	99	2,632
Savers Value Village, Inc.*	194	2,571
Solid Power, Inc.*	739	2,564
Rush Enterprises, Inc. — Class B	44	2,526
Dave & Buster’s Entertainment, Inc.*	139	2,524
A-Mark Precious Metals, Inc.	97	2,509
Lindblad Expeditions Holdings, Inc.*	192	2,458
MarineMax, Inc.*	97	2,457
Golden Entertainment, Inc.	100	2,358
Clean Energy Fuels Corp.*	899	2,319
Miller Industries, Inc.	56	2,263
Aeva Technologies, Inc.*	156	2,262
Potbelly Corp.*	130	2,215
Caleres, Inc.	168	2,191
Wabash National Corp.	210	2,073
Hudson Technologies, Inc.*	198	1,966
Shoe Carnival, Inc.	93	1,933
Dine Brands Global, Inc.	78	1,928
Frontier Group Holdings, Inc.*	432	1,907
Kura Sushi USA, Inc. — Class A*	32	1,901
Jack in the Box, Inc.*	96	1,898
Marcus Corp.	121	1,877

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Titan International, Inc.*	248	$1,875
Portillo’s, Inc. — Class A*	288	1,858
Arko Corp.	392	1,791
Webtoon Entertainment, Inc.*	92	1,786
MasterCraft Boat Holdings, Inc.*	83	1,781
Titan Machinery, Inc.*	106	1,774
Petco Health & Wellness Company, Inc.*	400	1,548
Atlanta Braves Holdings, Inc. — Class A*	34	1,546
Krispy Kreme, Inc.*	393	1,521
Haverty Furniture Companies, Inc.	69	1,513
Genesco, Inc.*	52	1,507
Movado Group, Inc.	78	1,480
Xperi, Inc.*	228	1,478
Zumiez, Inc.*	72	1,412
Strattec Security Corp.*	20	1,361
Denny’s Corp.*	257	1,344
El Pollo Loco Holdings, Inc.*	135	1,309
Methode Electronics, Inc.	173	1,306
Hyliion Holdings Corp.*	661	1,302
RCI Hospitality Holdings, Inc.	42	1,281
Inspired Entertainment, Inc.*	127	1,191
Lovesac Co.*	69	1,168
America’s Car-Mart, Inc.*	38	1,110
Motorcar Parts of America, Inc.*	67	1,108
Xponential Fitness, Inc. — Class A*	140	1,091
Johnson Outdoors, Inc. — Class A	27	1,090
Rocky Brands, Inc.	36	1,072
Biglari Holdings, Inc. — Class B*	3	971
Starz Entertainment Corp.*	65	957
Holley, Inc.*	304	955
Weyco Group, Inc.	31	933
OneWater Marine, Inc. — Class A*	57	903
Tile Shop Holdings, Inc.*	147	889
Livewire Group, Inc.*	187	888
Flexsteel Industries, Inc.	19	881
Reservoir Media, Inc.*	104	847
JAKKS Pacific, Inc.	45	843
EVI Industries, Inc.	26	822
Barnes & Noble Education, Inc.*	76	756
Sleep Number Corp.*	107	751
Citi Trends, Inc.*	24	745
Lakeland Industries, Inc.	47	695
Bassett Furniture Industries, Inc.	42	657
Escalade, Inc.	52	654
J Jill, Inc.	37	635
Superior Group of Companies, Inc.	58	622
Funko, Inc. — Class A*	177	609
Faraday Future Intelligent Electric, Inc.*	454	590
Designer Brands, Inc. — Class A	164	581
American Outdoor Brands, Inc.*	63	547
Hamilton Beach Brands Holding Co. — Class A	37	532
Clarus Corp.	151	528
Virco Mfg. Corp.	56	434
Bally’s Corp.*	37	411
Marine Products Corp.	45	399
Luminar Technologies, Inc.*	205	392
Envela Corp.*	34	266
Torrid Holdings, Inc.*	121	212
Traeger, Inc.*	162	198
CompX International, Inc.	8	187
Total Consumer, Cyclical		1,481,904

Technology - 3.3%
IonQ, Inc.*	1,398	85,986
Rambus, Inc.*	546	56,893
Rigetti Computing, Inc.*	1,615	48,111
CommVault Systems, Inc.*	226	42,664
D-Wave Quantum, Inc.*	1,562	38,597
SiTime Corp.*	108	32,541
Varonis Systems, Inc.*	558	32,068
Semtech Corp.*	441	31,509
SoundHound AI, Inc. — Class A*	1,852	29,780
ACI Worldwide, Inc.*	533	28,126
Maximus, Inc.	286	26,132
Qualys, Inc.*	185	24,481
Impinj, Inc.*	131	23,678
Box, Inc. — Class A*	710	22,912
Clearwater Analytics Holdings, Inc. — Class A*	1,247	22,471
Workiva, Inc.*	254	21,864
Silicon Laboratories, Inc.*	163	21,374
Waystar Holding Corp.*	553	20,970
SPS Commerce, Inc.*	193	20,099
Zeta Global Holdings Corp. — Class A*	942	18,718
Tenable Holdings, Inc.*	610	17,788
Ambarella, Inc.*	206	16,999
Insight Enterprises, Inc.*	142	16,104
Axcelis Technologies, Inc.*	164	16,013
Planet Labs PBC*	1,180	15,316
NCR Atleos Corp.*	370	14,545
WNS Holdings Ltd.*	190	14,491
FormFactor, Inc.*	397	14,459
Clear Secure, Inc. — Class A	423	14,120
BlackLine, Inc.*	263	13,965
Agilysys, Inc.*	132	13,893
Genius Sports Ltd.*	1,106	13,692
Synaptics, Inc.*	194	13,258
Alignment Healthcare, Inc.*	739	12,896
Blackbaud, Inc.*	195	12,540
Quantum Computing, Inc.*	679	12,500
Diodes, Inc.*	234	12,451
Freshworks, Inc. — Class A*	1,016	11,958
Innodata, Inc.*	155	11,946
DigitalOcean Holdings, Inc.*	346	11,819
Power Integrations, Inc.	289	11,621
Intapp, Inc.*	283	11,575
Braze, Inc. — Class A*	389	11,063
C3.ai, Inc. — Class A*	618	10,716
Kulicke & Soffa Industries, Inc.	261	10,607
ASGN, Inc.*	218	10,322
AvePoint, Inc.*	678	10,177
ACM Research, Inc. — Class A*	258	10,096

40 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Pitney Bowes, Inc.	872	$9,950
BigBear.ai Holdings, Inc.*	1,476	9,623
Progress Software Corp.*	218	9,577
Five9, Inc.*	390	9,438
Adeia, Inc.	555	9,324
NetScout Systems, Inc.*	357	9,221
CSG Systems International, Inc.	142	9,142
LiveRamp Holdings, Inc.*	330	8,956
NCR Voyix Corp.*	710	8,911
Veeco Instruments, Inc.*	292	8,886
Life360, Inc.*	82	8,717
AvidXchange Holdings, Inc.*	872	8,676
Alkami Technology, Inc.*	348	8,644
ACV Auctions, Inc. — Class A*	857	8,493
Vertex, Inc. — Class A*	332	8,230
PAR Technology Corp.*	204	8,074
Diebold Nixdorf, Inc.*	130	7,414
PagerDuty, Inc.*	430	7,104
Ouster, Inc.*	259	7,006
Donnelley Financial Solutions, Inc.*	136	6,994
Pagaya Technologies Ltd. — Class A*	233	6,918
Penguin Solutions, Inc.*	263	6,912
Porch Group, Inc.*	411	6,897
Sapiens International Corporation N.V.	159	6,837
Digi International, Inc.*	186	6,782
Phreesia, Inc.*	288	6,774
Photronics, Inc.*	294	6,747
MaxLinear, Inc. — Class A*	416	6,689
NextNav, Inc.*	449	6,421
Ultra Clean Holdings, Inc.*	228	6,213
Verint Systems, Inc.*	304	6,156
Appian Corp. — Class A*	201	6,145
Rapid7, Inc.*	326	6,113
Fastly, Inc. — Class A*	699	5,976
Asana, Inc. — Class A*	438	5,852
Vimeo, Inc.*	749	5,805
Schrodinger Inc./United States*	287	5,757
V2X, Inc.*	98	5,693
PROS Holdings, Inc.*	223	5,109
Evolent Health, Inc. — Class A*	598	5,059
Navitas Semiconductor Corp.*	683	4,931
Amplitude, Inc. — Class A*	444	4,760
Cohu, Inc.*	233	4,737
Yext, Inc.*	513	4,371
Aehr Test Systems*	145	4,366
PDF Solutions, Inc.*	163	4,209
Integral Ad Science Holding Corp.*	389	3,956
Blend Labs, Inc. — Class A*	1,070	3,905
I3 Verticals, Inc. — Class A*	118	3,830
Rezolve AI plc*	741	3,690
Jamf Holding Corp.*	344	3,681
GigaCloud Technology, Inc. — Class A*	126	3,578
Alpha & Omega Semiconductor Ltd.*	126	3,523
Sprout Social, Inc. — Class A*	264	3,411
Digital Turbine, Inc.*	519	3,322
MeridianLink, Inc.*	163	3,249
CEVA, Inc.*	119	3,143
Red Violet, Inc.	58	3,030
OneSpan, Inc.	184	2,924
Consensus Cloud Solutions, Inc.*	99	2,908
N-able, Inc.*	368	2,870
Cantaloupe, Inc.*	271	2,864
Daily Journal Corp.*	6	2,791
Climb Global Solutions, Inc.	20	2,697
Grid Dynamics Holdings, Inc.*	337	2,598
Domo, Inc. — Class B*	164	2,598
Cerence, Inc.*	205	2,554
SkyWater Technology, Inc.*	134	2,500
Bandwidth, Inc. — Class A*	137	2,284
Xerox Holdings Corp.	601	2,260
Mitek Systems, Inc.*	227	2,218
Conduent, Inc.*	760	2,128
Corsair Gaming, Inc.*	238	2,123
Claritev Corp.*	39	2,070
IBEX Holdings Ltd.*	51	2,067
Weave Communications, Inc.*	297	1,984
Vishay Precision Group, Inc.*	61	1,955
3D Systems Corp.*	672	1,949
Telos Corp.*	280	1,915
Ibotta, Inc. — Class A*	67	1,866
PubMatic, Inc. — Class A*	213	1,764
Nutex Health, Inc.*	17	1,756
Talkspace, Inc.*	628	1,733
Commerce.com, Inc.*	335	1,672
SEMrush Holdings, Inc. — Class A*	235	1,664
McGraw Hill, Inc.*	119	1,493
Cricut, Inc. — Class A	235	1,478
Arteris, Inc.*	144	1,454
8x8, Inc.*	665	1,410
Unisys Corp.*	340	1,326
VTEX — Class A*	294	1,288
Simulations Plus, Inc.*	85	1,281
Blaize Holdings, Inc.*	370	1,277
Rimini Street, Inc.*	249	1,165
Playtika Holding Corp.	287	1,116
Immersion Corp.	151	1,108
ON24, Inc.*	191	1,092
Omada Health, Inc.*	47	1,039
Asure Software, Inc.*	126	1,033
TruBridge, Inc.*	51	1,029
Vuzix Corp.*	327	1,024
Health Catalyst, Inc.*	345	983
ReposiTrak, Inc.	57	845
EverCommerce, Inc.*	75	835
eGain Corp.*	93	810
Aeluma, Inc.*	49	789
CS Disco, Inc.*	122	788
Digimarc Corp.*	80	782
CoreCard Corp.*	29	781
Definitive Healthcare Corp.*	181	735
Ambiq Micro, Inc.*	24	718
Atomera, Inc.*	149	659

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Richardson Electronics Ltd.	62	$607
Rackspace Technology, Inc.*	426	601
Kaltura, Inc.*	415	598
Viant Technology, Inc. — Class A*	68	587
Expensify, Inc. — Class A*	305	564
Airship AI Holdings, Inc.*	102	527
WM Technology, Inc.*	445	516
Carlsmed, Inc.*	34	455
Playstudios, Inc.*	450	433
CSP, Inc.	35	404
TTEC Holdings, Inc.*	101	339
Synchronoss Technologies, Inc.*	55	334
Teads Holding Co.*	184	304
Skillsoft Corp.*	23	299
Silvaco Group, Inc.*	39	211
Golden Matrix Group, Inc.*	74	84
Zspace, Inc.*	11	11
Total Technology		1,478,755

Communications - 1.7%
Credo Technology Group Holding Ltd.*	748	108,916
Hims & Hers Health, Inc.*	964	54,678
EchoStar Corp. — Class A*	686	52,383
InterDigital, Inc.	131	45,225
Lumen Technologies, Inc.*	4,823	29,517
Applied Digital Corp.*	1,083	24,844
Q2 Holdings, Inc.*	315	22,803
Telephone & Data Systems, Inc.	501	19,659
Calix, Inc.*	298	18,288
Viasat, Inc.*	596	17,463
CommScope Holding Company, Inc.*	1,079	16,703
TEGNA, Inc.	813	16,528
Cargurus, Inc.*	416	15,488
Magnite, Inc.*	708	15,420
Viavi Solutions, Inc.*	1,129	14,327
Extreme Networks, Inc.*	667	13,773
Upwork, Inc.*	622	11,551
DigitalBridge Group, Inc.	874	10,226
Yelp, Inc. — Class A*	315	9,828
TripAdvisor, Inc.*	594	9,658
ePlus, Inc.	133	9,444
Globalstar, Inc.*	256	9,316
Sphere Entertainment Co.*	142	8,821
Cogent Communications Holdings, Inc.	230	8,820
Ziff Davis, Inc.*	211	8,039
fuboTV, Inc.*	1,702	7,063
A10 Networks, Inc.	364	6,607
Harmonic, Inc.*	574	5,843
Liberty Latin America Ltd. — Class C*	640	5,402
RealReal, Inc.*	486	5,166
Cable One, Inc.*	26	4,603
NETGEAR, Inc.*	141	4,567
Revolve Group, Inc.*	207	4,409
IDT Corp. — Class B	83	4,342
Sprinklr, Inc. — Class A*	562	4,339
QuinStreet, Inc.*	277	4,285
Rumble, Inc.*	539	3,902
Cars.com, Inc.*	297	3,629
ADTRAN Holdings, Inc.*	379	3,555
HealthStream, Inc.	125	3,530
Shenandoah Telecommunications Co.	259	3,476
Angi, Inc.*	206	3,350
Powerfleet Incorporated NJ*	634	3,322
Stagwell, Inc.*	589	3,316
Liquidity Services, Inc.*	119	3,264
Altice USA, Inc. — Class A*	1,333	3,213
EverQuote, Inc. — Class A*	140	3,202
Figs, Inc. — Class A*	451	3,017
Gogo, Inc.*	349	2,998
Groupon, Inc.*	128	2,989
Sinclair, Inc.	197	2,975
Gannett Company, Inc.*	719	2,970
BlackSky Technology, Inc.*	143	2,881
Scholastic Corp.	103	2,820
Serve Robotics, Inc.*	239	2,780
Bed Bath & Beyond, Inc.*	281	2,751
Gray Media, Inc.	448	2,589
Grindr, Inc.*	170	2,553
Shutterstock, Inc.	122	2,544
Backblaze, Inc. — Class A*	273	2,533
Preformed Line Products Co.	12	2,354
Stitch Fix, Inc. — Class A*	541	2,353
Thryv Holdings, Inc.*	190	2,291
Bumble, Inc. — Class A*	371	2,259
Nextdoor Holdings, Inc.*	1,080	2,257
Clearfield, Inc.*	60	2,063
MediaAlpha, Inc. — Class A*	170	1,935
Ribbon Communications, Inc.*	478	1,816
Spok Holdings, Inc.	104	1,794
Nexxen International Ltd.*	193	1,785
iHeartMedia, Inc. — Class A*	608	1,745
OptimizeRx Corp.*	80	1,640
Ooma, Inc.*	129	1,547
National CineMedia, Inc.	327	1,475
Boston Omaha Corp. — Class A*	111	1,452
AMC Networks, Inc. — Class A*	165	1,360
Aviat Networks, Inc.*	59	1,353
WideOpenWest, Inc.*	258	1,331
LifeMD, Inc.*	188	1,276
Liberty Latin America Ltd. — Class A*	149	1,235
Anterix, Inc.*	57	1,224
BK Technologies Corp.*	14	1,183
Satellogic, Inc. — Class A*	352	1,155
Frequency Electronics, Inc.*	34	1,153
Getty Images Holdings, Inc.*	561	1,111
Open Lending Corp. — Class A*	523	1,104
Eventbrite, Inc. — Class A*	380	958
Inseego Corp.*	63	943
CuriosityStream, Inc.	163	864
Lands’ End, Inc.*	61	860
EW Scripps Co. — Class A*	321	790
TechTarget, Inc.*	135	784
ATN International, Inc.	51	763

42 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Entravision Communications Corp. — Class A	317	$739
Advantage Solutions, Inc.*	481	736
Gambling.com Group Ltd.*	84	687
Tucows, Inc. — Class A*	34	631
AudioEye, Inc.*	41	568
1-800-Flowers.com, Inc. — Class A*	112	515
Gaia, Inc.*	87	515
Newsmax, Inc.*	39	484
Crexendo, Inc.*	74	481
BARK, Inc.*	544	452
Triller Group, Inc.*	525	436
Nerdy, Inc.*	295	372
Arena Group Holdings, Inc.*	66	361
Travelzoo*	32	315
Vivid Seats, Inc. — Class A*	16	266
Value Line, Inc.	4	156
Total Communications		758,430

Energy - 1.5%
NEXTracker, Inc. — Class A*	738	54,605
Magnolia Oil & Gas Corp. — Class A	942	22,486
CNX Resources Corp.*	692	22,227
Core Natural Resources, Inc.	264	22,039
Archrock, Inc.	836	21,995
Murphy Oil Corp.	683	19,404
Sunrun, Inc.*	1,060	18,327
California Resources Corp.	343	18,241
Noble Corporation plc	639	18,071
Warrior Met Coal, Inc.	264	16,801
Peabody Energy Corp.	624	16,549
Valaris Ltd.*	322	15,704
Eos Energy Enterprises, Inc.*	1,287	14,659
SM Energy Co.	577	14,408
Gulfport Energy Corp.*	78	14,116
Transocean Ltd.*	4,303	13,425
Tidewater, Inc.*	249	13,279
Plug Power, Inc.*	5,520	12,862
PBF Energy, Inc. — Class A	424	12,792
Kodiak Gas Services, Inc.	327	12,089
Oceaneering International, Inc.*	479	11,870
Northern Oil & Gas, Inc.	471	11,681
Helmerich & Payne, Inc.	493	10,890
Liberty Energy, Inc. — Class A	806	9,946
Delek US Holdings, Inc.	302	9,746
Alpha Metallurgical Resources, Inc.*	59	9,681
Seadrill Ltd.*	320	9,667
Kinetik Holdings, Inc. — Class A	226	9,659
Patterson-UTI Energy, Inc.	1,802	9,334
Par Pacific Holdings, Inc.*	256	9,068
Crescent Energy Co. — Class A	913	8,144
DNOW, Inc.*	526	8,021
Comstock Resources, Inc.*	378	7,496
Solaris Energy Infrastructure, Inc. — Class A	186	7,434
Sable Offshore Corp.*	384	6,705
Shoals Technologies Group, Inc. — Class A*	858	6,358
Array Technologies, Inc.*	775	6,316
Expro Group Holdings N.V.*	527	6,261
Talos Energy, Inc.*	614	5,888
CVR Energy, Inc.*	158	5,764
Bristow Group, Inc.*	145	5,232
Select Water Solutions, Inc. — Class A	476	5,088
Ramaco Resources, Inc. — Class A*	146	4,846
REX American Resources Corp.*	152	4,654
NextDecade Corp.*	682	4,631
Helix Energy Solutions Group, Inc.*	703	4,612
Atlas Energy Solutions, Inc.	396	4,503
Fluence Energy, Inc.*	387	4,180
Kosmos Energy Ltd.*	2,419	4,016
Diversified Energy Company plc	280	3,923
Aris Water Solutions, Inc. — Class A	157	3,872
TETRA Technologies, Inc.*	648	3,726
ASP Isotopes, Inc.*	387	3,723
Innovex International, Inc.*	198	3,671
SunCoke Energy, Inc.	433	3,533
Vitesse Energy, Inc.	150	3,484
National Energy Services Reunited Corp.*	311	3,191
Hallador Energy Co.*	158	3,092
Borr Drilling Ltd.*	1,135	3,053
Core Laboratories, Inc.	240	2,966
Excelerate Energy, Inc. — Class A	117	2,947
Nabors Industries Ltd.*	72	2,943
Green Plains, Inc.*	328	2,883
Vital Energy, Inc.*	152	2,567
Gevo, Inc.*	1,180	2,313
RPC, Inc.	456	2,171
ProPetro Holding Corp.*	409	2,143
VAALCO Energy, Inc.	528	2,123
SandRidge Energy, Inc.	185	2,087
BKV Corp.*	85	1,966
New Fortress Energy, Inc.*	863	1,907
Riley Exploration Permian, Inc.	67	1,816
Oil States International, Inc.*	299	1,812
Matrix Service Co.*	136	1,779
Forum Energy Technologies, Inc.*	57	1,522
Granite Ridge Resources, Inc.	276	1,493
Berry Corp.	393	1,486
Natural Gas Services Group, Inc.	52	1,455
Flowco Holdings, Inc. — Class A	94	1,396
T1 Energy, Inc.*	569	1,240
Ranger Energy Services, Inc. — Class A	87	1,221
Flotek Industries, Inc.*	73	1,066
Summit Midstream Corp.*	50	1,027
Infinity Natural Resources, Inc. — Class A*	75	983
W&T Offshore, Inc.	506	921
NACCO Industries, Inc. — Class A	20	843
Kolibri Global Energy, Inc.*	151	838
DMC Global, Inc.*	99	837
Evolution Petroleum Corp.	159	766
Montauk Renewables, Inc.*	343	689

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
SEACOR Marine Holdings, Inc.*	105	$681
HighPeak Energy, Inc.	93	657
Complete Solaria, Inc.*	307	540
FutureFuel Corp.	128	497
Epsilon Energy Ltd.	98	494
Empire Petroleum Corp.*	75	339
PrimeEnergy Resources Corp.*	2	334
Mammoth Energy Services, Inc.*	124	284
OPAL Fuels, Inc. — Class A*	108	238
ProFrac Holding Corp. — Class A*	63	233
Prairie Operating Co.*	110	218
NextNRG, Inc.*	89	163
Verde Clean Fuels, Inc.*	21	64
Total Energy		677,986

Basic Materials - 1.2%
Coeur Mining, Inc.*	3,238	60,745
Hecla Mining Co.	3,034	36,711
Commercial Metals Co.	573	32,822
Uranium Energy Corp.*	2,152	28,708
SSR Mining, Inc.*	1,030	25,153
Balchem Corp.	166	24,910
Centrus Energy Corp. — Class A*	80	24,806
Cabot Corp.	274	20,838
Sensient Technologies Corp.	214	20,084
Hawkins, Inc.	99	18,089
HB Fuller Co.	277	16,421
Energy Fuels, Inc.*	1,062	16,302
Perimeter Solutions, Inc.*	704	15,763
Avient Corp.	465	15,322
Novagold Resources, Inc.*	1,532	13,482
Chemours Co.	768	12,165
Constellium SE*	726	10,803
Ingevity Corp.*	186	10,265
Minerals Technologies, Inc.	160	9,939
Innospec, Inc.	128	9,876
Quaker Chemical Corp.	71	9,354
Century Aluminum Co.*	267	7,839
Sylvamo Corp.	175	7,739
Perpetua Resources Corp.*	380	7,687
Rogers Corp.*	95	7,644
United States Lime & Minerals, Inc.	55	7,235
Calumet, Inc.*	352	6,424
Kaiser Aluminum Corp.	82	6,327
Ivanhoe Electric Incorporated / US*	438	5,497
Stepan Co.	110	5,247
Ecovyst, Inc.*	551	4,827
MAC Copper Ltd. — Class A*	311	3,797
Compass Minerals International, Inc.*	176	3,379
Mativ Holdings, Inc.	276	3,122
Oil-Dri Corporation of America	51	3,113
Caledonia Mining Corporation plc	84	3,042
Encore Energy Corp.*	939	3,014
US Antimony Corp.*	467	2,895
Ferroglobe plc	610	2,775
Koppers Holdings, Inc.	98	2,744
AdvanSix, Inc.	134	2,597
Tronox Holdings plc — Class A	610	2,452
Rayonier Advanced Materials, Inc.*	329	2,375
NioCorp Developments Ltd.*	351	2,345
Idaho Strategic Resources, Inc.*	64	2,163
Orion S.A.	283	2,145
American Battery Technology Co.*	414	2,012
Dakota Gold Corp.*	439	1,997
Magnera Corp.*	170	1,992
Intrepid Potash, Inc.*	55	1,682
Contango ORE, Inc.*	44	1,097
Critical Metals Corp.*	164	1,020
Codexis, Inc.*	417	1,018
US Gold Corp.*	56	923
Vox Royalty Corp.	205	881
Lifezone Metals Ltd.*	142	778
American Vanguard Corp.*	133	763
Friedman Industries, Inc.	34	744
Kronos Worldwide, Inc.	111	637
Trinseo plc	174	409
Valhi, Inc.	12	189
US Goldmining, Inc.*	8	103
Total Basic Materials		557,227

Utilities - 1.0%
Oklo, Inc.*	550	61,396
Ormat Technologies, Inc.	309	29,741
TXNM Energy, Inc.	493	27,879
Southwest Gas Holdings, Inc.	327	25,617
Brookfield Infrastructure Corp. — Class A	609	25,042
New Jersey Resources Corp.	511	24,605
Portland General Electric Co.	558	24,552
ONE Gas, Inc.	303	24,525
Spire, Inc.	294	23,967
Black Hills Corp.	368	22,665
ALLETE, Inc.	296	19,654
Northwestern Energy Group, Inc.	312	18,286
Otter Tail Corp.	195	15,984
MGE Energy, Inc.	188	15,826
Chesapeake Utilities Corp.	116	15,624
Avista Corp.	407	15,389
American States Water Co.	197	14,444
California Water Service Group	305	13,996
Hawaiian Electric Industries, Inc.*	890	9,826
Northwest Natural Holding Co.	206	9,256
H2O America	162	7,889
Ameresco, Inc. — Class A*	164	5,507
Middlesex Water Co.	91	4,925
Unitil Corp.	82	3,925
Consolidated Water Company Ltd.	77	2,717
York Water Co.	73	2,221
Genie Energy Ltd. — Class B	108	1,615
RGC Resources, Inc.	42	942
Global Water Resources, Inc.	63	649
Total Utilities		468,664

44 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	144	$6,620

Total Common Stocks
(Cost $10,179,437)		14,337,587

RIGHTS†† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics, Inc.*	525	—
Sanofi SA*	160	—
Oncternal Therapeutics, Inc.*,†††	2	—
Tobira Therapeutics, Inc.*,†††	80	—
Novartis AG*,†††	262	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $106)		—

EXCHANGE-TRADED FUNDS***,† - 1.2%
Vanguard Russell 2000 ETF	2,883	282,015
iShares Russell 2000 Index ETF	1,164	281,642
Total Exchange-Traded Funds
(Cost $509,845)		563,657

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 6.6%
U.S. Treasury Floating Rate Note
4.14% (3 Month U.S. Treasury Bill Rate + 0.25%, Rate Floor: 0.00%) due 01/31/26◊	$3,000,000	3,000,002
Total U.S. Government Securities
(Cost $3,001,811)		3,000,002

FEDERAL AGENCY NOTES†† - 6.0%
Federal Home Loan Bank
4.13% (SOFR, Rate Floor: 0.00%) due 01/09/26◊	2,700,000	2,700,049
Total Federal Agency Notes
(Cost $2,700,000)		2,700,049

U.S. TREASURY BILLS†† - 5.0%
U.S. Treasury Bills
3.93% due 10/14/25[1,2]	1,459,000	1,456,872
3.88% due 12/18/25[2,3]	800,000	793,297
Total U.S. Treasury Bills
(Cost $2,250,128)		2,250,169

REPURCHASE AGREEMENTS††,4 - 32.9%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	8,636,532	8,636,532
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	6,214,549	6,214,549
Total Repurchase Agreements
(Cost $14,851,081)		14,851,081

Total Investments - 83.4%
(Cost $33,492,408)		$37,702,545
Other Assets & Liabilities, net - 16.6%		7,478,099
Total Net Assets - 100.0%		$45,180,644

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	103	Dec 2025	$12,646,855	$139,768

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	4.88% (SOFR + 0.75%)	At Maturity	11/20/25	2,889	$7,039,949	$4,347
BNP Paribas	Russell 2000 Index	Pay	4.64% (Federal Funds Rate + 0.55%)	At Maturity	11/20/25	2,538	6,184,487	3,817
Goldman Sachs International	Russell 2000 Index	Pay	4.44% (Federal Funds Rate + 0.35%)	At Maturity	11/19/25	20,318	49,505,282	(359,977)
							$62,729,718	$(351,813)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
RUSSELL 2000® 2x STRATEGY FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$14,337,587	$—		$—	*	$14,337,587
Rights	—	—	*	—	*	—
Exchange-Traded Funds	563,657	—		—		563,657
U.S. Government Securities	—	3,000,002		—		3,000,002
Federal Agency Notes	—	2,700,049		—		2,700,049
U.S. Treasury Bills	—	2,250,169		—		2,250,169
Repurchase Agreements	—	14,851,081		—		14,851,081
Equity Futures Contracts**	139,768	—		—		139,768
Equity Index Swap Agreements**	—	8,164		—		8,164
Total Assets	$15,041,012	$22,809,465		$—		$37,850,477

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$359,977	$—	$359,977

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

46 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $18,641,327)	$22,851,464
Repurchase agreements, at value (cost $14,851,081)	14,851,081
Segregated cash with broker	8,286,528
Unrealized appreciation on OTC swap agreements	8,164
Receivables:
Fund shares sold	1,155,442
Interest	51,056
Variation margin on futures contracts	15,742
Dividends	12,494
Securities lending income	194
Total assets	47,232,165

Liabilities:
Overdraft due to custodian bank	119,087
Unrealized depreciation on OTC swap agreements	359,977
Payable for:
Fund shares redeemed	1,321,305
Swap settlement	125,989
Management fees	34,865
Transfer agent fees	19,179
Distribution and service fees	9,815
Portfolio accounting and administration fees	4,068
Securities purchased	2,001
Trustees’ fees*	436
Miscellaneous	54,799
Total liabilities	2,051,521
Net assets	$45,180,644

Net assets consist of:
Paid in capital	$54,942,749
Total distributable earnings (loss)	(9,762,105)
Net assets	$45,180,644
Class A:
Net assets	$2,682,394
Capital shares outstanding	14,771
Net asset value per share	$181.60
Maximum offering price per share (Net asset value divided by 95.25%)	$190.66
Class C:
Net assets	$253,461
Capital shares outstanding	1,644
Net asset value per share	$154.17
Class H:
Net assets	$42,244,789
Capital shares outstanding	235,086
Net asset value per share	$179.70

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $210)	$90,688
Interest	804,967
Income from securities lending, net	2,451
Total investment income	898,106

Expenses:
Management fees	220,483
Distribution and service fees:
Class A	3,311
Class C	1,080
Class H	57,666
Transfer agent fees	56,001
Portfolio accounting and administration fees	50,223
Interest expense	49,826
Registration fees	46,388
Professional fees	6,728
Custodian fees	3,285
Trustees’ fees*	3,074
Miscellaneous	5,740
Total expenses	503,805
Less:
Expenses reimbursed by Adviser	(24,497)
Net expenses	479,308
Net investment income	418,798

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	532,132
Swap agreements	9,508,557
Futures contracts	3,394,505
Net realized gain	13,435,194
Net change in unrealized appreciation (depreciation) on:
Investments	2,084,252
Swap agreements	1,440,670
Futures contracts	328,152
Net change in unrealized appreciation (depreciation)	3,853,074
Net realized and unrealized gain	17,288,268
Net increase in net assets resulting from operations	$17,707,066

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$418,798	$968,804
Net realized gain (loss) on investments	13,435,194	(5,451,361)
Net change in unrealized appreciation (depreciation) on investments	3,853,074	(4,822,461)
Net increase (decrease) in net assets resulting from operations	17,707,066	(9,305,018)

Distributions to shareholders:
Class A	—	(82,758)
Class C	—	(7,395)
Class H	—	(974,538)
Total distributions to shareholders	—	(1,064,691)

Capital share transactions:
Proceeds from sale of shares
Class A	1,946,743	3,968,881
Class C	323,925	496,893
Class H	287,078,434	711,284,119
Distributions reinvested
Class A	—	82,001
Class C	—	6,588
Class H	—	969,470
Cost of shares redeemed
Class A	(2,617,336)	(3,846,587)
Class C	(319,353)	(590,653)
Class H	(301,668,142)	(710,016,218)
Net increase (decrease) from capital share transactions	(15,255,729)	2,354,494
Net increase (decrease) in net assets	2,451,337	(8,015,215)

Net assets:
Beginning of period	42,729,307	50,744,522
End of period	$45,180,644	$42,729,307

Capital share activity:
Shares sold
Class A	13,417	24,188
Class C	2,415	3,323
Class H	2,128,947	4,478,966
Shares issued from reinvestment of distributions
Class A	—	444
Class C	—	42
Class H	—	5,307
Shares redeemed
Class A	(17,470)	(23,355)
Class C	(2,304)	(4,081)
Class H	(2,204,015)	(4,469,049)
Net increase (decrease) in shares	(79,010)	15,785

48 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$130.62	$162.74	$127.13	$183.91	$227.30	$67.63
Income (loss) from investment operations:
Net investment income (loss)[b]	1.24	3.04	3.27	.63	(3.04)	(2.33)
Net gain (loss) on investments (realized and unrealized)	49.74	(30.37)	32.88	(57.41)	(36.22)	162.00
Total from investment operations	50.98	(27.33)	36.15	(56.78)	(39.26)	159.67
Less distributions from:
Net investment income	—	(4.79)	(.54)	—	—	—
Net realized gains	—	—	—	—	(4.13)	—
Total distributions	—	(4.79)	(.54)	—	(4.13)	—
Net asset value, end of period	$181.60	$130.62	$162.74	$127.13	$183.91	$227.30

Total Return[c]	39.03%	(17.65%)	28.57%	(30.87%)	(17.50%)	236.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,682	$2,459	$2,856	$2,982	$4,025	$8,661
Ratios to average net assets:
Net investment income (loss)	1.70%	1.87%	2.46%	0.45%	(1.36%)	(1.57%)
Total expenses[d]	2.05%	1.94%	1.94%	1.89%	1.78%	1.81%
Net expenses[e]	1.95%	1.84%	1.86%	1.86%	1.78%	1.81%
Portfolio turnover rate	9%	105%	11%	43%	574%	—

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$111.30	$140.29	$110.50	$161.04	$201.10	$60.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.58	1.58	2.05	(.36)	(3.95)	(2.85)
Net gain (loss) on investments (realized and unrealized)	42.29	(25.78)	28.28	(50.18)	(31.98)	143.67
Total from investment operations	42.87	(24.20)	30.33	(50.54)	(35.93)	140.82
Less distributions from:
Net investment income	—	(4.79)	(.54)	—	—	—
Net realized gains	—	—	—	—	(4.13)	—
Total distributions	—	(4.79)	(.54)	—	(4.13)	—
Net asset value, end of period	$154.17	$111.30	$140.29	$110.50	$161.04	$201.10

Total Return[c]	38.51%	(18.26%)	27.63%	(31.38%)	(18.13%)	233.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$253	$171	$316	$299	$540	$673
Ratios to average net assets:
Net investment income (loss)	0.92%	1.14%	1.79%	(0.30%)	(2.04%)	(2.31%)
Total expenses[d]	2.80%	2.70%	2.68%	2.64%	2.53%	2.57%
Net expenses[e]	2.70%	2.60%	2.60%	2.60%	2.53%	2.57%
Portfolio turnover rate	9%	105%	11%	43%	574%	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$129.29	$161.30	$126.12	$182.59	$225.73	$67.21
Income (loss) from investment operations:
Net investment income (loss)[b]	1.22	3.02	3.39	.81	(2.97)	(2.22)
Net gain (loss) on investments (realized and unrealized)	49.19	(30.24)	32.33	(57.28)	(36.04)	160.74
Total from investment operations	50.41	(27.22)	35.72	(56.47)	(39.01)	158.52
Less distributions from:
Net investment income	—	(4.79)	(.54)	—	—	—
Net realized gains	—	—	—	—	(4.13)	—
Total distributions	—	(4.79)	(.54)	—	(4.13)	—
Net asset value, end of period	$179.70	$129.29	$161.30	$126.12	$182.59	$225.73

Total Return	38.99%	(17.74%)	28.46%	(30.93%)	(17.52%)	235.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,245	$40,100	$47,573	$26,234	$33,076	$71,754
Ratios to average net assets:
Net investment income (loss)	1.71%	1.91%	2.58%	0.61%	(1.40%)	(1.75%)
Total expenses[d]	2.05%	1.94%	1.93%	1.91%	1.80%	1.85%
Net expenses[e]	1.95%	1.84%	1.85%	1.88%	1.80%	1.85%
Portfolio turnover rate	9%	105%	11%	43%	574%	—

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

50 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 10.5%
U.S. Treasury Bills
3.88% due 12/18/25[1,2]	$350,000	$347,068
3.85% due 12/18/25[1,2]	100,000	99,162
3.93% due 10/14/25[2,3]	42,000	41,939
Total U.S. Treasury Bills
(Cost $488,159)		488,169

REPURCHASE AGREEMENTS††,4 - 61.8%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	$1,672,052	$1,672,052
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	1,203,150	1,203,150
Total Repurchase Agreements
(Cost $2,875,202)		2,875,202

Total Investments - 72.3%
(Cost $3,363,361)		$3,363,371
Other Assets & Liabilities, net - 27.7%		1,289,035
Total Net Assets - 100.0%		$4,652,406

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	7	Dec 2025	$859,495	$(12,201)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	4.19% (Federal Funds Rate + 0.10%)	At Maturity	11/19/25	1,490	$3,630,880	$6,505
Barclays Bank plc	Russell 2000 Index	Receive	4.48% (SOFR + 0.35%)	At Maturity	11/20/25	516	1,257,739	(777)
BNP Paribas	Russell 2000 Index	Receive	4.24% (Federal Funds Rate + 0.15%)	At Maturity	11/20/25	1,452	3,538,652	(2,183)
							$8,427,271	$3,545

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
INVERSE RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$488,169	$—	$488,169
Repurchase Agreements	—	2,875,202	—	2,875,202
Equity Index Swap Agreements**	—	6,505	—	6,505
Total Assets	$—	$3,369,876	$—	$3,369,876

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$12,201	$—	$—	$12,201
Equity Index Swap Agreements**	—	2,960	—	2,960
Total Liabilities	$12,201	$2,960	$—	$15,161

**	This derivative is reported as unrealized appreciation/depreciation at period end.

52 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $488,159)	$488,169
Repurchase agreements, at value (cost $2,875,202)	2,875,202
Segregated cash with broker	605,941
Unrealized appreciation on OTC swap agreements	6,505
Receivables:
Fund shares sold	2,363,765
Interest	335
Total assets	6,339,917

Liabilities:
Unrealized depreciation on OTC swap agreements	2,960
Payable for:
Fund shares redeemed	1,670,574
Management fees	2,898
Swap settlement	2,871
Variation margin on futures contracts	2,428
Transfer agent fees	1,899
Distribution and service fees	855
Portfolio accounting and administration fees	339
Trustees’ fees*	38
Miscellaneous	2,649
Total liabilities	1,687,511
Net assets	$4,652,406

Net assets consist of:
Paid in capital	$88,008,254
Total distributable earnings (loss)	(83,355,848)
Net assets	$4,652,406
Class A:
Net assets	$393,617
Capital shares outstanding	3,921
Net asset value per share	$100.39
Maximum offering price per share (Net asset value divided by 95.25%)	$105.39
Class C:
Net assets	$80,747
Capital shares outstanding	946
Net asset value per share	$85.38
Class H:
Net assets	$4,178,042
Capital shares outstanding	42,478
Net asset value per share	$98.36

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Interest	$137,013
Total investment income	137,013

Expenses:
Management fees	24,800
Distribution and service fees:
Class A	387
Class C	395
Class H	6,405
Transfer agent fees	6,424
Portfolio accounting and administration fees	5,651
Registration fees	5,112
Interest expense	1,151
Professional fees	648
Custodian fees	509
Trustees’ fees*	289
Miscellaneous	1,178
Total expenses	52,949
Less:
Expenses reimbursed by Adviser	(2,754)
Net expenses	50,195
Net investment income	86,818

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(12)
Swap agreements	(2,306,477)
Futures contracts	(531,720)
Net realized loss	(2,838,209)
Net change in unrealized appreciation (depreciation) on:
Investments	5
Swap agreements	(280,891)
Futures contracts	(25,590)
Net change in unrealized appreciation (depreciation)	(306,476)
Net realized and unrealized loss	(3,144,685)
Net decrease in net assets resulting from operations	$(3,057,867)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$86,818	$157,603
Net realized loss on investments	(2,838,209)	(271,665)
Net change in unrealized appreciation (depreciation) on investments	(306,476)	575,126
Net increase (decrease) in net assets resulting from operations	(3,057,867)	461,064

Distributions to shareholders:
Class A	—	(6,502)
Class C	—	(1,781)
Class H	—	(187,776)
Total distributions to shareholders	—	(196,059)

Capital share transactions:
Proceeds from sale of shares
Class A	2,051,021	2,254,242
Class C	870,464	525,675
Class H	187,975,066	354,161,894
Distributions reinvested
Class A	—	6,305
Class C	—	1,668
Class H	—	180,723
Cost of shares redeemed
Class A	(1,765,164)	(2,334,772)
Class C	(792,505)	(539,673)
Class H	(186,169,275)	(357,003,712)
Voluntary capital contribution from adviser
Class A	—	8,493
Class C	—	6,102
Class H	—	112,052
Net increase (decrease) from capital share transactions	2,169,607	(2,621,003)
Net decrease in net assets	(888,260)	(2,355,998)

Net assets:
Beginning of period	5,540,666	7,896,664
End of period	$4,652,406	$5,540,666

Capital share activity:
Shares sold
Class A	15,374	15,960	*
Class C	7,283	4,251	*
Class H	1,492,161	2,531,568	*
Shares issued from reinvestment of distributions
Class A	—	55	*
Class C	—	17	*
Class H	—	1,602	*
Shares redeemed
Class A	(12,972)	(16,456	)*
Class C	(6,606)	(4,393	)*
Class H	(1,483,956)	(2,549,289	)*
Net increase (decrease) in shares	11,284	(16,685	)*

*	Reverse share split — Capital share activity has been restated to reflect a 1:20 reverse share split effective February 24, 2025.

54 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025f.g	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$156.73	$152.60	$220.03	$201.80	$210.60	$1,105.88
Income (loss) from investment operations:
Net investment income (loss)[b]	2.20	4.68	8.20	1.00	(3.00)	(7.80)
Net gain (loss) on investments (realized and unrealized)	(58.54)	(.05)	(71.03)	17.23 [e]	(5.80)[e]	(887.48)
Total from investment operations	(56.34)	4.63	(62.83)	18.23	(8.80)	(895.28)
Less distributions from:
Net investment income	—	(5.93)	(4.60)	—	—	—
Total distributions	—	(5.93)	(4.60)	—	—	—
Voluntary capital contribution from adviser	—	5.43	—	—	—	—
Net asset value, end of period	$100.39	$156.73	$152.60	$220.03	$201.80	$210.60

Total Return[c]	(35.95%)	8.00%	(29.03%)	9.02%	(4.18%)	(80.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$394	$238	$299	$720	$1,662	$2,286
Ratios to average net assets:
Net investment income (loss)	3.48%	3.24%	3.92%	0.47%	(1.51%)	(1.61%)
Total expenses	1.83%	1.84%	1.86%	2.08%	1.76%	1.82%
Net expenses[d]	1.74%	1.75%	1.79%	2.05%	1.76%	1.82%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[f,g]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$133.82	$132.40	$192.94	$178.16	$187.40	$992.20
Income (loss) from investment operations:
Net investment income (loss)[b]	1.56	3.90	5.60	—	(4.00)	(10.00)
Net gain (loss) on investments (realized and unrealized)	(50.00)	(1.15)	(61.64)	14.78 [e]	(5.24)[e]	(794.80)
Total from investment operations	(48.44)	2.75	(55.94)	14.78	(9.24)	(804.80)
Less distributions from:
Net investment income	—	(5.93)	(4.60)	—	—	—
Total distributions	—	(5.93)	(4.60)	—	—	—
Voluntary capital contribution from adviser	—	4.60	—	—	—	—
Net asset value, end of period	$85.38	$133.82	$132.40	$192.94	$178.16	$187.40

Total Return[c]	(36.20%)	7.16%	(29.57%)	8.31%	(4.91%)	(81.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$81	$36	$52	$75	$68	$86
Ratios to average net assets:
Net investment income (loss)	2.95%	3.08%	3.18%	0.01%	(2.26%)	(2.36%)
Total expenses	2.56%	2.57%	2.60%	2.80%	2.51%	2.57%
Net expenses[d]	2.48%	2.49%	2.53%	2.77%	2.51%	2.57%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 55

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[f,g]	Year Ended March 31, 2024[f]	Year Ended March 31, 2023[f]	Year Ended March 31, 2022[f]	Year Ended March 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$153.67	$149.74	$216.02	$198.34	$208.21	$1,099.09
Income (loss) from investment operations:
Net investment income (loss)[b]	1.72	3.96	6.60	1.40	(2.60)	(6.60)
Net gain (loss) on investments (realized and unrealized)	(57.03)	2.43	(68.28)	16.28 [e]	(7.27)[e]	(884.28)
Total from investment operations	(55.31)	6.39	(61.68)	17.68	(9.87)	(890.88)
Less distributions from:
Net investment income	—	(5.93)	(4.60)	—	—	—
Total distributions	—	(5.93)	(4.60)	—	—	—
Voluntary capital contribution from adviser	—	3.47	—	—	—	—
Net asset value, end of period	$98.36	$153.67	$149.74	$216.02	$198.34	$208.21

Total Return	(35.99%)	7.97%	(29.01%)	8.87%	(4.71%)	(81.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,178	$5,267	$7,546	$5,405	$4,598	$3,923
Ratios to average net assets:
Net investment income (loss)	3.13%	3.37%	3.71%	0.69%	(1.62%)	(1.70%)
Total expenses	1.92%	1.92%	1.90%	2.10%	1.82%	1.89%
Net expenses[d]	1.82%	1.82%	1.82%	2.06%	1.82%	1.89%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain or loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]	Reverse share split – Per share amounts have been restated to reflect a 1:20 reverse share split effective February 24, 2025.
[g]

On August 5, 2024, the Adviser made a voluntary capital contribution to the Fund, relating to an operational issue. The impact of the capital contribution to the total return for the year ended March 31, 2025 was 3.50%, 3.41% and 2.27% for Class A, Class C and Class H, respectively.

56 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 81.1%

Technology - 26.8%
NVIDIA Corp.	124,269	$23,186,110
Microsoft Corp.	37,857	19,608,033
Apple, Inc.	75,582	19,245,445
Broadcom, Inc.	23,955	7,902,994
Oracle Corp.	8,440	2,373,666
Palantir Technologies, Inc. — Class A*	11,583	2,112,971
International Business Machines Corp.	4,744	1,338,567
Advanced Micro Devices, Inc.*	8,265	1,337,194
Salesforce, Inc.	4,869	1,153,953
ServiceNow, Inc.*	1,059	974,577
Intuit, Inc.	1,421	970,415
Micron Technology, Inc.	5,700	953,724
QUALCOMM, Inc.	5,493	913,816
Lam Research Corp.	6,446	863,120
Texas Instruments, Inc.	4,630	850,670
Applied Materials, Inc.	4,087	836,772
Accenture plc — Class A	3,172	782,215
Adobe, Inc.*	2,160	761,940
Intel Corp.*	22,292	747,897
KLA Corp.	672	724,819
Crowdstrike Holdings, Inc. — Class A*	1,269	622,292
Analog Devices, Inc.	2,527	620,884
Cadence Design Systems, Inc.*	1,388	487,549
Synopsys, Inc.*	942	464,773
Fiserv, Inc.*	2,769	357,007
Autodesk, Inc.*	1,090	346,260
NXP Semiconductor N.V.	1,284	292,405
Fortinet, Inc.*	3,317	278,893
Roper Technologies, Inc.	548	273,282
Workday, Inc. — Class A*	1,100	264,803
Seagate Technology Holdings plc	1,083	255,653
Datadog, Inc. — Class A*	1,646	234,390
Electronic Arts, Inc.	1,147	231,350
Take-Two Interactive Software, Inc.*	883	228,132
Monolithic Power Systems, Inc.	244	224,636
MSCI, Inc. — Class A	394	223,560
Dell Technologies, Inc. — Class C	1,544	218,893
Western Digital Corp.	1,767	212,146
Paychex, Inc.	1,651	209,281
Fair Isaac Corp.*	122	182,577
Microchip Technology, Inc.	2,749	176,541
Fidelity National Information Services, Inc.	2,660	175,400
Cognizant Technology Solutions Corp. — Class A	2,487	166,803
Hewlett Packard Enterprise Co.	6,683	164,135
Broadridge Financial Solutions, Inc.	597	142,187
HP, Inc.	4,784	130,268
PTC, Inc.*	610	123,842
Leidos Holdings, Inc.	653	123,391
Super Micro Computer, Inc.*	2,553	122,391
NetApp, Inc.	1,019	120,711
Tyler Technologies, Inc.*	220	115,095
Teradyne, Inc.	810	111,488
ON Semiconductor Corp.*	2,083	102,713
Gartner, Inc.*	386	101,468
Zebra Technologies Corp. — Class A*	259	76,964
Skyworks Solutions, Inc.	756	58,197
Dayforce, Inc.*	813	56,008
Akamai Technologies, Inc.*	730	55,305
Jack Henry & Associates, Inc.	371	55,253
Paycom Software, Inc.	255	53,076
EPAM Systems, Inc.*	284	42,824
Total Technology		96,141,724

Communications - 13.5%
Amazon.com, Inc.*	49,428	10,852,906
Meta Platforms, Inc. — Class A	11,047	8,112,696
Alphabet, Inc. — Class A	29,626	7,202,081
Alphabet, Inc. — Class C	23,783	5,792,350
Netflix, Inc.*	2,164	2,594,463
Cisco Systems, Inc.	20,168	1,379,895
Walt Disney Co.	9,157	1,048,476
Uber Technologies, Inc.*	10,621	1,040,539
AT&T, Inc.	36,417	1,028,416
AppLovin Corp. — Class A*	1,379	990,867
Verizon Communications, Inc.	21,474	943,782
Booking Holdings, Inc.	165	890,879
Arista Networks, Inc.*	5,249	764,832
Palo Alto Networks, Inc.*	3,402	692,715
T-Mobile US, Inc.	2,465	590,072
Comcast Corp. — Class A	18,756	589,313
Robinhood Markets, Inc. — Class A*	3,942	564,415
DoorDash, Inc. — Class A*	1,885	512,701
Motorola Solutions, Inc.	849	388,239
Corning, Inc.	3,970	325,659
Airbnb, Inc. — Class A*	2,185	265,303
Warner Bros Discovery, Inc.*	12,609	246,254
eBay, Inc.	2,328	211,732
Charter Communications, Inc. — Class A*	473	130,125
Expedia Group, Inc.	602	128,677
VeriSign, Inc.	428	119,656
Trade Desk, Inc. — Class A*	2,270	111,253
CDW Corp.	667	106,240
GoDaddy, Inc. — Class A*	705	96,465
F5, Inc.*	293	94,695
Gen Digital, Inc.	2,854	81,025
Omnicom Group, Inc.	987	80,470
Fox Corp. — Class A	1,069	67,411
News Corp. — Class A	1,917	58,871
FactSet Research Systems, Inc.	193	55,293
Interpublic Group of Companies, Inc.	1,865	52,052
Fox Corp. — Class B	756	43,311
Match Group, Inc.	1,225	43,267
Paramount Skydance Corp. — Class B	1,572	29,742
News Corp. — Class B	634	21,905
Total Communications		48,349,043

Financial - 11.6%
Berkshire Hathaway, Inc. — Class B*	9,339	4,695,089
JPMorgan Chase & Co.	14,005	4,417,597
Visa, Inc. — Class A	8,651	2,953,278

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Mastercard, Inc. — Class A	4,204	$2,391,277
Bank of America Corp.	34,706	1,790,483
Wells Fargo & Co.	16,315	1,367,523
Goldman Sachs Group, Inc.	1,542	1,227,972
Morgan Stanley	6,179	982,214
Citigroup, Inc.	9,376	951,664
American Express Co.	2,764	918,090
Blackrock, Inc.	733	854,583
Charles Schwab Corp.	8,690	829,634
Progressive Corp.	2,986	737,393
Capital One Financial Corp.	3,257	692,373
Blackstone, Inc. — Class A	3,754	641,371
Welltower, Inc. REIT	3,406	606,745
Prologis, Inc. REIT	4,727	541,336
Chubb Ltd.	1,888	532,888
Marsh & McLennan Companies, Inc.	2,504	504,631
CME Group, Inc. — Class A	1,835	495,799
Intercontinental Exchange, Inc.	2,915	491,119
American Tower Corp. — Class A REIT	2,385	458,683
KKR & Company, Inc. — Class A	3,494	454,045
Arthur J Gallagher & Co.	1,306	404,520
PNC Financial Services Group, Inc.	2,006	403,066
Aon plc — Class A	1,098	391,525
Bank of New York Mellon Corp.	3,592	391,384
Equinix, Inc. REIT	498	390,054
Coinbase Global, Inc. — Class A*	1,152	388,789
U.S. Bancorp	7,926	383,064
Travelers Companies, Inc.	1,147	320,265
Apollo Global Management, Inc.	2,344	312,385
Simon Property Group, Inc. REIT	1,663	312,095
Truist Financial Corp.	6,567	300,243
Allstate Corp.	1,342	288,060
Realty Income Corp. REIT	4,657	283,099
Digital Realty Trust, Inc. REIT	1,633	282,313
Aflac, Inc.	2,452	273,888
Ameriprise Financial, Inc.	480	235,800
CBRE Group, Inc. — Class A*	1,493	235,237
MetLife, Inc.	2,845	234,343
Public Storage REIT	804	232,235
American International Group, Inc.	2,822	221,640
Crown Castle, Inc. REIT	2,218	214,015
Nasdaq, Inc.	2,309	204,231
Hartford Insurance Group, Inc.	1,432	191,014
Prudential Financial, Inc.	1,793	186,006
CoStar Group, Inc.*	2,158	182,071
VICI Properties, Inc. REIT	5,431	177,105
Arch Capital Group Ltd.	1,893	171,752
Willis Towers Watson plc	497	171,689
State Street Corp.	1,445	167,634
Ventas, Inc. REIT	2,315	162,027
M&T Bank Corp.	796	157,306
Interactive Brokers Group, Inc. — Class A	2,268	156,061
Raymond James Financial, Inc.	904	156,030
Iron Mountain, Inc. REIT	1,504	153,318
Extra Space Storage, Inc. REIT	1,081	152,356
Fifth Third Bancorp	3,371	150,178
Brown & Brown, Inc.	1,492	139,935
AvalonBay Communities, Inc. REIT	724	139,855
Synchrony Financial	1,895	134,640
Northern Trust Corp.	974	131,100
Cboe Global Markets, Inc.	533	130,718
Huntington Bancshares, Inc.	7,466	128,938
Cincinnati Financial Corp.	796	125,847
Regions Financial Corp.	4,545	119,852
W R Berkley Corp.	1,526	116,922
Citizens Financial Group, Inc.	2,197	116,792
T. Rowe Price Group, Inc.	1,119	114,854
Equity Residential REIT	1,770	114,572
SBA Communications Corp. REIT	547	105,762
Weyerhaeuser Co. REIT	3,675	91,103
KeyCorp	4,747	88,721
Essex Property Trust, Inc. REIT	328	87,793
Loews Corp.	866	86,938
Principal Financial Group, Inc.	1,032	85,563
Invitation Homes, Inc. REIT	2,872	84,236
Mid-America Apartment Communities, Inc. REIT	596	83,279
Kimco Realty Corp. REIT	3,449	75,361
Everest Group Ltd.	214	74,949
Healthpeak Properties, Inc. REIT	3,539	67,772
Alexandria Real Estate Equities, Inc. REIT	793	66,089
Regency Centers Corp. REIT	832	60,653
Globe Life, Inc.	413	59,047
Camden Property Trust REIT	544	58,088
UDR, Inc. REIT	1,536	57,231
BXP, Inc. REIT	750	55,755
Assurant, Inc.	257	55,666
Host Hotels & Resorts, Inc. REIT	3,257	55,434
Invesco Ltd.	2,271	52,097
Erie Indemnity Co. — Class A	129	41,043
Federal Realty Investment Trust REIT	400	40,524
Franklin Resources, Inc.	1,560	36,083
Total Financial		41,655,797

Consumer, Non-cyclical - 11.0%
Eli Lilly & Co.	4,049	3,089,387
Johnson & Johnson	12,266	2,274,362
AbbVie, Inc.	8,997	2,083,165
Procter & Gamble Co.	11,930	1,833,045
UnitedHealth Group, Inc.	4,613	1,592,869
Coca-Cola Co.	19,727	1,308,294
Philip Morris International, Inc.	7,928	1,285,922
Abbott Laboratories	8,864	1,187,244
Merck & Company, Inc.	12,721	1,067,674
PepsiCo, Inc.	6,973	979,288
Thermo Fisher Scientific, Inc.	1,923	932,693
Intuitive Surgical, Inc.*	1,826	816,642
S&P Global, Inc.	1,592	774,842
Amgen, Inc.	2,742	773,793
Pfizer, Inc.	28,957	737,824
Boston Scientific Corp.*	7,547	736,814
Gilead Sciences, Inc.	6,319	701,409
Stryker Corp.	1,752	647,662

58 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Danaher Corp.	3,246	$643,552
Medtronic plc	6,525	621,441
Automatic Data Processing, Inc.	2,063	605,490
Altria Group, Inc.	8,556	565,209
Vertex Pharmaceuticals, Inc.*	1,306	511,482
McKesson Corp.	633	489,018
CVS Health Corp.	6,460	487,020
Bristol-Myers Squibb Co.	10,366	467,507
Mondelez International, Inc. — Class A	6,590	411,677
Cigna Group	1,359	391,732
Moody’s Corp.	786	374,513
Elevance Health, Inc.	1,147	370,619
Cintas Corp.	1,745	358,179
HCA Healthcare, Inc.	834	355,451
Zoetis, Inc.	2,257	330,244
Colgate-Palmolive Co.	4,116	329,033
PayPal Holdings, Inc.*	4,866	326,314
Quanta Services, Inc.	759	314,545
United Rentals, Inc.	328	313,128
Cencora, Inc. — Class A	987	308,467
Regeneron Pharmaceuticals, Inc.	519	291,818
Becton Dickinson & Co.	1,460	273,268
IDEXX Laboratories, Inc.*	407	260,028
Monster Beverage Corp.*	3,630	244,335
Corteva, Inc.	3,459	233,932
Edwards Lifesciences Corp.*	2,990	232,532
Kimberly-Clark Corp.	1,690	210,135
Kroger Co.	3,098	208,836
ResMed, Inc.	746	204,203
Block, Inc. — Class A*	2,799	202,284
Sysco Corp.	2,432	200,251
Cardinal Health, Inc.	1,216	190,863
Agilent Technologies, Inc.	1,447	185,722
Verisk Analytics, Inc. — Class A	712	179,075
Keurig Dr Pepper, Inc.	6,919	176,504
GE HealthCare Technologies, Inc.	2,325	174,608
IQVIA Holdings, Inc.*	866	164,488
Equifax, Inc.	630	161,614
Humana, Inc.	613	159,484
Kenvue, Inc.	9,774	158,632
Archer-Daniels-Midland Co.	2,447	146,184
Hershey Co.	754	141,036
General Mills, Inc.	2,723	137,294
Dexcom, Inc.*	1,997	134,378
STERIS plc	502	124,215
Labcorp Holdings, Inc.	423	121,426
Kraft Heinz Co.	4,340	113,014
Kellanova	1,369	112,285
Insulet Corp.*	359	110,834
Church & Dwight Company, Inc.	1,241	108,749
Quest Diagnostics, Inc.	570	108,631
Estee Lauder Companies, Inc. — Class A	1,193	105,127
Biogen, Inc.*	747	104,640
Corpay, Inc.*	360	103,702
Global Payments, Inc.	1,236	102,687
Zimmer Biomet Holdings, Inc.	1,009	99,387
Constellation Brands, Inc. — Class A	727	97,905
West Pharmaceutical Services, Inc.	366	96,013
Waters Corp.*	303	90,842
McCormick & Company, Inc.	1,289	86,247
Centene Corp.*	2,376	84,776
Rollins, Inc.	1,432	84,116
Tyson Foods, Inc. — Class A	1,455	79,006
Clorox Co.	623	76,816
Hologic, Inc.*	1,133	76,466
Incyte Corp.*	835	70,816
Cooper Companies, Inc.*	1,016	69,657
Avery Dennison Corp.	397	64,381
Baxter International, Inc.	2,616	59,566
J M Smucker Co.	543	58,970
Viatris, Inc.	5,938	58,786
Universal Health Services, Inc. — Class B	287	58,674
Bunge Global S.A.	713	57,931
Solventum Corp.*	751	54,823
Molina Healthcare, Inc.*	276	52,815
Revvity, Inc.	591	51,801
Moderna, Inc.*	1,764	45,564
Conagra Brands, Inc.	2,440	44,676
Bio-Techne Corp.	798	44,393
Align Technology, Inc.*	343	42,951
Lamb Weston Holdings, Inc.	710	41,237
Charles River Laboratories International, Inc.*	251	39,271
Molson Coors Beverage Co. — Class B	863	39,051
Hormel Foods Corp.	1,484	36,714
Henry Schein, Inc.*	525	34,844
The Campbell’s Co.	1,002	31,643
Brown-Forman Corp. — Class B	897	24,291
DaVita, Inc.*	182	24,182
Total Consumer, Non-cyclical		39,262,975

Consumer, Cyclical - 6.8%
Tesla, Inc.*	14,292	6,355,938
Walmart, Inc.	22,354	2,303,803
Costco Wholesale Corp.	2,259	2,090,998
Home Depot, Inc.	5,067	2,053,098
McDonald’s Corp.	3,634	1,104,336
TJX Companies, Inc.	5,682	821,276
Lowe’s Companies, Inc.	2,854	717,239
Starbucks Corp.	5,789	489,749
O’Reilly Automotive, Inc.*	4,321	465,847
NIKE, Inc. — Class B	6,051	421,936
Royal Caribbean Cruises Ltd.	1,287	416,448
AutoZone, Inc.*	85	364,670
Hilton Worldwide Holdings, Inc.	1,198	310,809
Marriott International, Inc. — Class A	1,148	298,985
Cummins, Inc.	702	296,504
General Motors Co.	4,849	295,643
Fastenal Co.	5,845	286,639
Chipotle Mexican Grill, Inc. — Class A*	6,829	267,628
PACCAR, Inc.	2,674	262,908
Ross Stores, Inc.	1,666	253,882
DR Horton, Inc.	1,412	239,292

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Ford Motor Co.	19,909	$238,112
Yum! Brands, Inc.	1,413	214,776
WW Grainger, Inc.	224	213,463
Target Corp.	2,314	207,566
Copart, Inc.*	4,531	203,759
Delta Air Lines, Inc.	3,303	187,445
Carnival Corp.*	5,529	159,843
United Airlines Holdings, Inc.*	1,649	159,129
Tractor Supply Co.	2,699	153,492
Lennar Corp. — Class A	1,159	146,080
PulteGroup, Inc.	1,005	132,791
Live Nation Entertainment, Inc.*	803	131,210
Ulta Beauty, Inc.*	229	125,206
Williams-Sonoma, Inc.	626	122,352
NVR, Inc.*	15	120,520
Tapestry, Inc.	1,060	120,013
Dollar General Corp.	1,121	115,855
Darden Restaurants, Inc.	596	113,455
Lululemon Athletica, Inc.*	555	98,751
Genuine Parts Co.	708	98,129
Aptiv plc*	1,109	95,618
Dollar Tree, Inc.*	988	93,238
Southwest Airlines Co.	2,675	85,359
Las Vegas Sands Corp.	1,573	84,612
Deckers Outdoor Corp.*	756	76,636
Best Buy Company, Inc.	1,001	75,696
TKO Group Holdings, Inc.	351	70,888
Domino’s Pizza, Inc.	159	68,642
Ralph Lauren Corp. — Class A	197	61,771
Norwegian Cruise Line Holdings Ltd.*	2,302	56,698
Wynn Resorts Ltd.	430	55,156
Pool Corp.	167	51,782
Hasbro, Inc.	678	51,426
LKQ Corp.	1,310	40,007
MGM Resorts International*	1,040	36,046
CarMax, Inc.*	764	34,281
Total Consumer, Cyclical		24,217,431

Industrial - 6.0%
General Electric Co.	5,401	1,624,729
RTX Corp.	6,817	1,140,688
Caterpillar, Inc.	2,386	1,138,480
GE Vernova, Inc.	1,386	852,251
Boeing Co.*	3,851	831,161
Amphenol Corp. — Class A	6,218	769,477
Eaton Corporation plc	1,983	742,138
Union Pacific Corp.	3,020	713,837
Honeywell International, Inc.	3,234	680,757
Deere & Co.	1,283	586,665
Lockheed Martin Corp.	1,046	522,174
Parker-Hannifin Corp.	651	493,556
Trane Technologies plc	1,133	478,081
General Dynamics Corp.	1,286	438,526
3M Co.	2,713	421,003
Northrop Grumman Corp.	685	417,384
Waste Management, Inc.	1,887	416,706
Howmet Aerospace, Inc.	2,053	402,860
TransDigm Group, Inc.	287	378,272
Emerson Electric Co.	2,866	375,962
Johnson Controls International plc	3,333	366,463
Illinois Tool Works, Inc.	1,351	352,287
Norfolk Southern Corp.	1,143	343,369
CSX Corp.	9,495	337,168
TE Connectivity plc	1,505	330,393
United Parcel Service, Inc. — Class B	3,749	313,154
L3Harris Technologies, Inc.	953	291,056
Axon Enterprise, Inc.*	400	287,056
FedEx Corp.	1,105	260,570
Carrier Global Corp.	4,074	243,218
Republic Services, Inc. — Class A	1,034	237,282
AMETEK, Inc.	1,176	221,088
Vulcan Materials Co.	673	207,028
Garmin Ltd.	833	205,101
Rockwell Automation, Inc.	573	200,281
Martin Marietta Materials, Inc.	307	193,496
Xylem, Inc.	1,240	182,900
Otis Worldwide Corp.	1,999	182,769
Westinghouse Air Brake Technologies Corp.	871	174,609
Keysight Technologies, Inc.*	877	153,405
Ingersoll Rand, Inc.	1,842	152,186
EMCOR Group, Inc.	228	148,095
Teledyne Technologies, Inc.*	239	140,063
Veralto Corp.	1,264	134,755
Old Dominion Freight Line, Inc.	942	132,615
Mettler-Toledo International, Inc.*	105	128,899
Jabil, Inc.	547	118,792
Hubbell, Inc.	271	116,614
Dover Corp.	698	116,447
Smurfit WestRock plc	2,659	113,194
Packaging Corporation of America	455	99,158
Trimble, Inc.*	1,212	98,960
Amcor plc	11,741	96,041
Pentair plc	835	92,485
Snap-on, Inc.	266	92,177
Jacobs Solutions, Inc.	609	91,265
Lennox International, Inc.	163	86,285
Expeditors International of Washington, Inc.	691	84,710
Fortive Corp.	1,723	84,410
CH Robinson Worldwide, Inc.	601	79,572
Allegion plc	437	77,502
Textron, Inc.	908	76,717
Masco Corp.	1,066	75,036
Ball Corp.	1,386	69,882
Builders FirstSource, Inc.*	563	68,264
IDEX Corp.	383	62,337
Nordson Corp.	273	61,957
Stanley Black & Decker, Inc.	788	58,572
Huntington Ingalls Industries, Inc.	200	57,582
J.B. Hunt Transport Services, Inc.	389	52,192
Generac Holdings, Inc.*	299	50,052
A O Smith Corp.	582	42,725

60 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Mohawk Industries, Inc.*	266	$34,293
Total Industrial		21,501,234

Energy - 2.4%
Exxon Mobil Corp.	21,713	2,448,141
Chevron Corp.	9,802	1,522,153
ConocoPhillips	6,361	601,687
Williams Companies, Inc.	6,219	393,974
EOG Resources, Inc.	2,781	311,806
Marathon Petroleum Corp.	1,548	298,361
Kinder Morgan, Inc.	9,959	281,939
Phillips 66	2,058	279,929
Valero Energy Corp.	1,582	269,351
Schlumberger N.V.	7,599	261,178
Baker Hughes Co.	5,021	244,623
ONEOK, Inc.	3,207	234,015
Targa Resources Corp.	1,096	183,624
Equities Corp.	3,178	172,978
Occidental Petroleum Corp.	3,660	172,935
Diamondback Energy, Inc.	958	137,090
Expand Energy Corp.	1,213	128,869
First Solar, Inc.*	546	120,409
Devon Energy Corp.	3,233	113,349
Halliburton Co.	4,342	106,813
Coterra Energy, Inc. — Class A	3,887	91,928
Texas Pacific Land Corp.	98	91,497
APA Corp.	1,822	44,238
Total Energy		8,510,887

Utilities - 1.9%
NextEra Energy, Inc.	10,488	791,739
Southern Co.	5,603	530,996
Constellation Energy Corp.	1,591	523,550
Duke Energy Corp.	3,960	490,050
Vistra Corp.	1,622	317,782
American Electric Power Company, Inc.	2,724	306,450
Sempra	3,323	299,004
Dominion Energy, Inc.	4,347	265,906
Xcel Energy, Inc.	3,012	242,918
Exelon Corp.	5,144	231,531
Public Service Enterprise Group, Inc.	2,542	212,155
Entergy Corp.	2,274	211,914
WEC Energy Group, Inc.	1,639	187,813
Consolidated Edison, Inc.	1,837	184,655
PG&E Corp.	11,194	168,806
NRG Energy, Inc.	985	159,521
DTE Energy Co.	1,057	149,492
Ameren Corp.	1,377	143,731
PPL Corp.	3,766	139,945
Atmos Energy Corp.	818	139,674
American Water Works Company, Inc.	994	138,355
Eversource Energy	1,890	134,455
CenterPoint Energy, Inc.	3,325	129,010
FirstEnergy Corp.	2,647	121,286
CMS Energy Corp.	1,525	111,721
Edison International	1,960	108,349
NiSource, Inc.	2,398	103,833
Evergy, Inc.	1,172	89,095
Alliant Energy Corp.	1,309	88,240
Pinnacle West Capital Corp.	608	54,513
AES Corp.	3,626	47,718
Total Utilities		6,824,207

Basic Materials - 1.1%
Linde plc	2,388	1,134,300
Newmont Corp.	5,594	471,630
Sherwin-Williams Co.	1,181	408,933
Ecolab, Inc.	1,300	356,018
Air Products and Chemicals, Inc.	1,133	308,992
Freeport-McMoRan, Inc.	7,312	286,777
DuPont de Nemours, Inc.	2,133	166,161
Nucor Corp.	1,169	158,318
International Paper Co.	2,689	124,769
PPG Industries, Inc.	1,149	120,771
Steel Dynamics, Inc.	705	98,298
Dow, Inc.	3,610	82,777
International Flavors & Fragrances, Inc.	1,305	80,310
CF Industries Holdings, Inc.	825	74,003
LyondellBasell Industries N.V. — Class A	1,311	64,291
Mosaic Co.	1,616	56,043
Albemarle Corp.	599	48,567
Eastman Chemical Co.	585	36,884
Total Basic Materials		4,077,842

Total Common Stocks
(Cost $198,229,191)		290,541,140

	Face Amount
U.S. TREASURY BILLS†† - 10.9%
U.S. Treasury Bills
4.05% due 10/28/25[1,2]	$15,000,000	14,954,499
4.02% due 10/28/25[1,2]	15,000,000	14,954,498
3.93% due 10/14/25[2,3]	6,237,000	6,227,902
3.88% due 12/18/25[1,2]	2,650,000	2,627,798
3.85% due 12/18/25[1,2]	50,000	49,581
Total U.S. Treasury Bills
(Cost $38,813,482)		38,814,278

Total Investments - 92.0%
(Cost $237,042,673)		$329,355,418
Other Assets & Liabilities, net - 8.0%		28,739,431
Total Net Assets - 100.0%		$358,094,849

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
S&P 500® 2x STRATEGY FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	325	Dec 2025	$109,476,250	$802,976

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	4.69% (Federal Funds Rate + 0.60%)	At Maturity	11/19/25	35,604	$238,139,165	$1,404,579
BNP Paribas	S&P 500 Index	Pay	4.94% (Federal Funds Rate + 0.85%)	At Maturity	11/20/25	7,289	48,750,522	368,009
Barclays Bank plc	S&P 500 Index	Pay	5.03% (SOFR + 0.90%)	At Maturity	11/20/25	4,532	30,308,806	228,793
							$317,198,493	$2,001,381

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$290,541,140	$—	$—	$290,541,140
U.S. Treasury Bills	—	38,814,278	—	38,814,278
Equity Futures Contracts**	802,976	—	—	802,976
Equity Index Swap Agreements**	—	2,001,381	—	2,001,381
Total Assets	$291,344,116	$40,815,659	$—	$332,159,775

**	This derivative is reported as unrealized appreciation/depreciation at period end.

62 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $237,042,673)	$329,355,418
Segregated cash with broker	2,778,297
Unrealized appreciation on OTC swap agreements	2,001,381
Receivables:
Fund shares sold	91,752,234
Variation margin on futures contracts	290,486
Dividends	106,652
Securities lending income	4
Total assets	426,284,472

Liabilities:
Overdraft due to custodian bank	349,436
Payable for:
Securities purchased	65,192,295
Fund shares redeemed	1,861,362
Swap settlement	264,440
Management fees	214,111
Transfer agent fees	97,828
Distribution and service fees	60,539
Portfolio accounting and administration fees	24,980
Trustees’ fees*	2,496
Miscellaneous	122,136
Total liabilities	68,189,623
Net assets	$358,094,849

Net assets consist of:
Paid in capital	$246,628,409
Total distributable earnings (loss)	111,466,440
Net assets	$358,094,849
Class A:
Net assets	$32,336,694
Capital shares outstanding	82,302
Net asset value per share	$392.90
Maximum offering price per share (Net asset value divided by 95.25%)	$412.49
Class C:
Net assets	$1,850,856
Capital shares outstanding	5,902
Net asset value per share	$313.60
Class H:
Net assets	$323,907,299
Capital shares outstanding	825,997
Net asset value per share	$392.14

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding tax of $317)	$1,221,925
Interest	911,355
Income from securities lending, net	2,364
Total investment income	2,135,644

Expenses:
Management fees	1,035,421
Distribution and service fees:
Class A	34,722
Class C	8,302
Class H	250,821
Transfer agent fees	257,149
Portfolio accounting and administration fees	235,847
Registration fees	209,378
Interest expense	121,408
Professional fees	31,561
Custodian fees	15,861
Trustees’ fees*	13,526
Line of credit fees	777
Miscellaneous	2,714
Total expenses	2,217,487
Less:
Expenses reimbursed by Adviser	(115,045)
Net expenses	2,102,442
Net investment income	33,202

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,395,242
Swap agreements	27,524,291
Futures contracts	10,420,152
Net realized gain	50,339,685
Net change in unrealized appreciation (depreciation) on:
Investments	22,084,306
Swap agreements	6,176,634
Futures contracts	1,080,306
Net change in unrealized appreciation (depreciation)	29,341,246
Net realized and unrealized gain	79,680,931
Net increase in net assets resulting from operations	$79,714,133

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 63

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$33,202	$460,928
Net realized gain on investments	50,339,685	15,963,732
Net change in unrealized appreciation (depreciation) on investments	29,341,246	1,239,645
Net increase in net assets resulting from operations	79,714,133	17,664,305

Distributions to shareholders:
Class A	—	(1,391,849)
Class C	—	(114,813)
Class H	—	(9,197,234)
Total distributions to shareholders	—	(10,703,896)

Capital share transactions:
Proceeds from sale of shares
Class A	3,689,421	8,084,411
Class C	685,277	1,676,373
Class H	2,721,825,147	3,865,491,204
Distributions reinvested
Class A	—	1,362,270
Class C	—	111,585
Class H	—	8,077,064
Cost of shares redeemed
Class A	(4,783,386)	(8,334,806)
Class C	(1,251,568)	(1,563,657)
Class H	(2,622,646,286)	(3,960,151,740)
Net increase (decrease) from capital share transactions	97,518,605	(85,247,296)
Net increase (decrease) in net assets	177,232,738	(78,286,887)

Net assets:
Beginning of period	180,862,111	259,148,998
End of period	$358,094,849	$180,862,111

Capital share activity:
Shares sold
Class A	11,343	25,587
Class C	2,861	6,658
Class H	7,970,644	12,365,403
Shares issued from reinvestment of distributions
Class A	—	3,952
Class C	—	403
Class H	—	23,475
Shares redeemed
Class A	(14,635)	(26,506)
Class C	(5,330)	(6,179)
Class H	(7,676,836)	(12,673,740)
Net increase (decrease) in shares	288,047	(280,947)

64 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$290.09	$286.56	$186.61	$244.03	$195.48	$86.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.70	.90	.31	(1.47)	(.75)
Net gain (loss) on investments (realized and unrealized)	102.75	20.45	99.39	(57.73)	55.90	110.89
Total from investment operations	102.81	21.15	100.29	(57.42)	54.43	110.14
Less distributions from:
Net investment income	—	(1.19)	(.34)	—	—	—
Net realized gains	—	(16.43)	—	—	(5.88)	(1.22)
Total distributions	—	(17.62)	(.34)	—	(5.88)	(1.22)
Net asset value, end of period	$392.90	$290.09	$286.56	$186.61	$244.03	$195.48

Total Return[c]	35.44%	6.40%	53.82%	(23.53%)	27.59%	127.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,337	$24,830	$23,659	$16,858	$25,694	$21,176
Ratios to average net assets:
Net investment income (loss)	0.03%	0.22%	0.41%	0.17%	(0.61%)	(0.51%)
Total expenses	1.93%	1.84%	1.94%	1.85%	1.75%	1.81%
Net expenses[d]	1.83%	1.74%	1.86%	1.82%	1.75%	1.81%
Portfolio turnover rate	824%	1,197%	1,312%	554%	610%	634%

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$232.43	$234.07	$153.62	$202.40	$164.10	$73.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(.93)	(1.35)	(.62)	(.99)	(2.70)	(1.51)
Net gain (loss) on investments (realized and unrealized)	82.10	17.33	81.41	(47.79)	46.88	93.53
Total from investment operations	81.17	15.98	80.79	(48.78)	44.18	92.02
Less distributions from:
Net investment income	—	(1.19)	(.34)	—	—	—
Net realized gains	—	(16.43)	—	—	(5.88)	(1.22)
Total distributions	—	(17.62)	(.34)	—	(5.88)	(1.22)
Net asset value, end of period	$313.60	$232.43	$234.07	$153.62	$202.40	$164.10

Total Return[c]	34.92%	5.62%	52.68%	(24.10%)	26.62%	125.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,851	$1,946	$1,753	$2,132	$4,317	$2,919
Ratios to average net assets:
Net investment income (loss)	(0.71%)	(0.53%)	(0.35%)	(0.65%)	(1.36%)	(1.23%)
Total expenses	2.67%	2.59%	2.69%	2.59%	2.50%	2.56%
Net expenses[d]	2.57%	2.49%	2.61%	2.57%	2.50%	2.56%
Portfolio turnover rate	824%	1,197%	1,312%	554%	610%	634%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 65

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Per Share Data
Net asset value, beginning of period	$289.53	$286.07	$186.32	$243.65	$195.18	$86.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.64	.89	.31	(1.46)	(.78)
Net gain (loss) on investments (realized and unrealized)	102.55	20.44	99.20	(57.64)	55.81	110.75
Total from investment operations	102.61	21.08	100.09	(57.33)	54.35	109.97
Less distributions from:
Net investment income	—	(1.19)	(.34)	—	—	—
Net realized gains	—	(16.43)	—	—	(5.88)	(1.22)
Total distributions	—	(17.62)	(.34)	—	(5.88)	(1.22)
Net asset value, end of period	$392.14	$289.53	$286.07	$186.32	$243.65	$195.18

Total Return	35.44%	6.39%	53.81%	(23.53%)	27.59%	127.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$323,907	$154,087	$233,737	$108,204	$219,097	$123,790
Ratios to average net assets:
Net investment income (loss)	0.03%	0.20%	0.40%	0.17%	(0.61%)	(0.53%)
Total expenses	1.92%	1.84%	1.94%	1.85%	1.75%	1.81%
Net expenses[d]	1.82%	1.74%	1.85%	1.82%	1.75%	1.81%
Portfolio turnover rate	824%	1,197%	1,312%	554%	610%	634%

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

66 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2025
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 13.1%
U.S. Treasury Bills
3.88% due 12/18/25[1,2]	$950,000	$942,041
3.85% due 12/18/25[1,2]	250,000	247,905
3.93% due 10/14/25[2,3]	181,000	180,736
Total U.S. Treasury Bills
(Cost $1,370,655)		1,370,682

FEDERAL AGENCY NOTES†† - 4.8%
Federal Home Loan Bank
4.13% (SOFR, Rate Floor: 0.00%) due 01/09/26◊	500,000	500,009
Total Federal Agency Notes
(Cost $500,000)		500,009

REPURCHASE AGREEMENTS††,4 - 74.7%
J.P. Morgan Securities LLC issued 09/30/25 at 4.20% due 10/01/25	4,520,258	4,520,258
BofA Securities, Inc. issued 09/30/25 at 4.19% due 10/01/25	3,252,621	3,252,621
Total Repurchase Agreements
(Cost $7,772,879)		7,772,879

Total Investments - 92.6%
(Cost $9,643,534)		$9,643,570
Other Assets & Liabilities, net - 7.4%		767,191
Total Net Assets - 100.0%		$10,410,761

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	9	Dec 2025	$3,031,650	$(25,935)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	Receive	4.54% (Federal Funds Rate + 0.45%)	At Maturity	11/20/25	471	$3,150,622	$(23,780)
Goldman Sachs International	S&P 500 Index	Receive	4.49% (Federal Funds Rate + 0.40%)	At Maturity	11/19/25	1,294	8,657,129	(40,240)
Barclays Bank plc	S&P 500 Index	Receive	4.73% (SOFR + 0.60%)	At Maturity	11/20/25	892	5,967,867	(45,052)
							$17,775,618	$(109,072)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2025.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2025
INVERSE S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$1,370,682	$—	$1,370,682
Federal Agency Notes	—	500,009	—	500,009
Repurchase Agreements	—	7,772,879	—	7,772,879
Total Assets	$—	$9,643,570	$—	$9,643,570

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$25,935	$—	$—	$25,935
Equity Index Swap Agreements**	—	109,072	—	109,072
Total Liabilities	$25,935	$109,072	$—	$135,007

**	This derivative is reported as unrealized appreciation/depreciation at period end.

68 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

Assets:
Investments, at value (cost $1,870,655)	$1,870,691
Repurchase agreements, at value (cost $7,772,879)	7,772,879
Segregated cash with broker	1,734,564
Receivables:
Fund shares sold	263,762
Swap settlement	9,327
Interest	5,890
Total assets	11,657,113

Liabilities:
Overdraft due to custodian bank	130,000
Unrealized depreciation on OTC swap agreements	109,072
Payable for:
Fund shares redeemed	969,121
Management fees	11,802
Variation margin on futures contracts	10,575
Transfer agent fees	6,149
Distribution and service fees	3,402
Portfolio accounting and administration fees	1,377
Trustees’ fees*	131
Miscellaneous	4,723
Total liabilities	1,246,352
Net assets	$10,410,761

Net assets consist of:
Paid in capital	$257,935,415
Total distributable earnings (loss)	(247,524,654)
Net assets	$10,410,761
Class A:
Net assets	$922,030
Capital shares outstanding	11,346
Net asset value per share	$81.26
Maximum offering price per share (Net asset value divided by 95.25%)	$85.31
Class C:
Net assets	$209,606
Capital shares outstanding	3,177
Net asset value per share	$65.98
Class H:
Net assets	$9,279,125
Capital shares outstanding	113,235
Net asset value per share	$81.95

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2025

Investment Income:
Interest	$427,728
Total investment income	427,728

Expenses:
Management fees	78,561
Distribution and service fees:
Class A	734
Class C	1,274
Class H	20,772
Transfer agent fees	20,372
Portfolio accounting and administration fees	17,896
Registration fees	16,680
Interest expense	7,467
Professional fees	2,203
Custodian fees	1,156
Trustees’ fees*	965
Miscellaneous	52
Total expenses	168,132
Less:
Expenses reimbursed by Adviser	(8,728)
Net expenses	159,404
Net investment income	268,324

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(134)
Swap agreements	(1,538,400)
Futures contracts	(141,517)
Net realized loss	(1,680,051)
Net change in unrealized appreciation (depreciation) on:
Investments	65
Swap agreements	(487,233)
Futures contracts	(88,432)
Net change in unrealized appreciation (depreciation)	(575,600)
Net realized and unrealized loss	(2,255,651)
Net decrease in net assets resulting from operations	$(1,987,327)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 69

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets from Operations:
Net investment income	$268,324	$542,371
Net realized loss on investments	(1,680,051)	(2,641,542)
Net change in unrealized appreciation (depreciation) on investments	(575,600)	511,730
Net decrease in net assets resulting from operations	(1,987,327)	(1,587,441)

Distributions to shareholders:
Class A	—	(40,967)
Class C	—	(26,388)
Class H	—	(596,905)
Total distributions to shareholders	—	(664,260)

Capital share transactions:
Proceeds from sale of shares
Class A	2,056,728	3,433,037
Class C	103,104	820,249
Class H	555,405,922	827,752,272
Distributions reinvested
Class A	—	40,918
Class C	—	26,388
Class H	—	578,519
Cost of shares redeemed
Class A	(1,808,663)	(3,124,364)
Class C	(143,099)	(809,831)
Class H	(553,832,493)	(829,427,361)
Net increase (decrease) from capital share transactions	1,781,499	(710,173)
Net decrease in net assets	(205,828)	(2,961,874)

Net assets:
Beginning of period	10,616,589	13,578,463
End of period	$10,410,761	$10,616,589

Capital share activity:
Shares sold
Class A	20,062	27,687 *
Class C	1,251	8,138 *
Class H	5,120,443	6,947,998 *
Shares issued from reinvestment of distributions
Class A	—	402 *
Class C	—	317 *
Class H	—	5,628 *
Shares redeemed
Class A	(16,135)	(24,978)*
Class C	(1,643)	(8,133)*
Class H	(5,085,486)	(6,966,061)*
Net increase (decrease) in shares	38,492	(9,002)*

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 24, 2025.

70 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$118.88	$138.42	$217.58	$204.13	$296.23	$839.94
Income (loss) from investment operations:
Net investment income (loss)[b]	1.57	4.02	7.05	(.20)	(3.55)	(2.90)
Net gain (loss) on investments (realized and unrealized)	(39.19)	(16.05)	(80.66)	13.65	(88.55)	(540.81)
Total from investment operations	(37.62)	(12.03)	(73.61)	13.45	(92.10)	(543.71)
Less distributions from:
Net investment income	—	(7.51)	(5.55)	—	—	—
Total distributions	—	(7.51)	(5.55)	—	—	—
Net asset value, end of period	$81.26	$118.88	$138.42	$217.58	$204.13	$296.23

Total Return[c]	(31.65%)	(7.76%)	(34.38%)	6.59%	(31.09%)	(64.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$922	$882	$596	$799	$2,399	$911
Ratios to average net assets:
Net investment income (loss)	3.20%	3.33%	3.83%	(0.09%)	(1.56%)	(1.67%)
Total expenses	1.96%	1.87%	1.85%	2.14%	1.77%	1.81%
Net expenses[d]	1.86%	1.77%	1.77%	2.12%	1.77%	1.81%
Portfolio turnover rate	—	—	—	—	—	—

Class C	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$96.88	$115.42	$183.90	$173.85	$254.16	$726.40
Income (loss) from investment operations:
Net investment income (loss)[b]	1.02	2.70	4.80	(.35)	(4.40)	(4.15)
Net gain (loss) on investments (realized and unrealized)	(31.92)	(13.73)	(67.73)	10.40	(75.91)	(468.09)
Total from investment operations	(30.90)	(11.03)	(62.93)	10.05	(80.31)	(472.24)
Less distributions from:
Net investment income	—	(7.51)	(5.55)	—	—	—
Total distributions	—	(7.51)	(5.55)	—	—	—
Net asset value, end of period	$65.98	$96.88	$115.42	$183.90	$173.85	$254.16

Total Return[c]	(31.90%)	(8.47%)	(34.87%)	5.78%	31.61%	(65.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$210	$346	$375	$595	$193	$276
Ratios to average net assets:
Net investment income (loss)	2.52%	2.68%	3.07%	(0.17%)	(2.24%)	(2.43%)
Total expenses	2.72%	2.60%	2.60%	2.99%	2.50%	2.55%
Net expenses[d]	2.62%	2.51%	2.52%	2.96%	2.50%	2.55%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 71

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class H	Six Months Ended September 30, 2025[a]	Year Ended March 31, 2025[e]	Year Ended March 31, 2024[e]	Year Ended March 31, 2023[e]	Year Ended March 31, 2022[e]	Year Ended March 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$119.94	$138.98	$218.61	$205.03	$297.24	$842.81
Income (loss) from investment operations:
Net investment income (loss)[b]	1.54	3.96	6.80	1.45	(3.55)	(2.75)
Net gain (loss) on investments (realized and unrealized)	(39.53)	(15.49)	(80.88)	12.13	(88.66)	(542.82)
Total from investment operations	(37.99)	(11.53)	(74.08)	13.58	(92.21)	(545.57)
Less distributions from:
Net investment income	—	(7.51)	(5.55)	—	—	—
Total distributions	—	(7.51)	(5.55)	—	—	—
Net asset value, end of period	$81.95	$119.94	$138.98	$218.61	$205.03	$297.24

Total Return	(31.67%)	(7.41%)	(34.41%)	6.61%	(31.02%)	(64.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,279	$9,389	$12,607	$55,957	$13,017	$12,747
Ratios to average net assets:
Net investment income (loss)	3.08%	3.33%	3.71%	0.59%	(1.55%)	(1.65%)
Total expenses	1.91%	1.85%	1.84%	2.20%	1.75%	1.81%
Net expenses[d]	1.81%	1.75%	1.76%	2.16%	1.75%	1.81%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 24, 2025.

72 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of three separate classes of shares: Class A shares, Class C shares and Class H shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but are subject to a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Class C shares are subject to a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. At September 30, 2025, the Trust consisted of eight Funds.

This report covers the following Funds:

Fund Name	Diversification Status
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the September 30, 2025, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(g) Distributions

Distributions of net investment income and distributions of net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(i) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.09% at September 30, 2025.

(j) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 2 – Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$13,497,857	$—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	683,080
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	513,147,736	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	8,028,008
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	20,067,545	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,670,358
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	69,701,744	—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	2,781,485

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$28,067,501	$—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	7,915,079
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	771,540,007	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	61,096,350
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	68,725,639	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	8,682,440
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	206,426,475	—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	19,253,465

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2025:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Equity swap agreements	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2025:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2025
Dow 2x Strategy Fund	$103,343	$178,942	$282,285
NASDAQ-100® 2x Strategy Fund	9,102,527	4,283,096	13,385,623
Russell 2000® 2x Strategy Fund	139,768	8,164	147,932
Inverse Russell 2000® 2x Strategy Fund	—	6,505	6,505
S&P 500® 2x Strategy Fund	802,976	2,001,381	2,804,357

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2025
Inverse Dow 2x Strategy Fund	$4,656	$37,170	$41,826
Inverse NASDAQ-100® 2x Strategy Fund	—	162,296	162,296
Russell 2000® 2x Strategy Fund	—	359,977	359,977
Inverse Russell 2000® 2x Strategy Fund	12,201	2,960	15,161
Inverse S&P 500® 2x Strategy Fund	25,935	109,072	135,007

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Funds’ Schedules of Investments. Variation margin is reported within the Funds’ Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended September 30, 2025:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
Dow 2x Strategy Fund	$823,463	$743,596	$1,567,059
Inverse Dow 2x Strategy Fund	(23,114)	(1,299,160)	(1,322,274)
NASDAQ-100® 2x Strategy Fund	105,267,288	130,997,183	236,264,471
Inverse NASDAQ-100® 2x Strategy Fund	1,733,734	440,111	2,173,845
Russell 2000® 2x Strategy Fund	3,394,505	9,508,557	12,903,062
Inverse Russell 2000® 2x Strategy Fund	(531,720)	(2,306,477)	(2,838,197)
S&P 500® 2x Strategy Fund	10,420,152	27,524,291	37,944,443
Inverse S&P 500® 2x Strategy Fund	(141,517)	(1,538,400)	(1,679,917)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
Dow 2x Strategy Fund	$128,538	$536,270	$664,808
Inverse Dow 2x Strategy Fund	(1,054)	(114,372)	(115,426)
NASDAQ-100® 2x Strategy Fund	18,244,934	24,785,783	43,030,717
Inverse NASDAQ-100® 2x Strategy Fund	(49,377)	(1,177,542)	(1,226,919)
Russell 2000® 2x Strategy Fund	328,152	1,440,670	1,768,822
Inverse Russell 2000® 2x Strategy Fund	(25,590)	(280,891)	(306,481)
S&P 500® 2x Strategy Fund	1,080,306	6,176,634	7,256,940
Inverse S&P 500® 2x Strategy Fund	(88,432)	(487,233)	(575,665)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

78 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Dow 2x Strategy Fund	Swap equity agreements	$178,942	$—	$178,942	$—	$—	$178,942
NASDAQ-100® 2x Strategy Fund	Swap equity agreements	4,283,096	—	4,283,096	—	—	4,283,096
Russell 2000® 2x Strategy Fund	Swap equity agreements	8,164	—	8,164	—	—	8,164
Inverse Russell 2000® 2x Strategy Fund	Swap equity agreements	6,505	—	6,505	—	—	6,505
S&P 500® 2x Strategy Fund	Swap equity agreements	2,001,381	—	2,001,381	—	—	2,001,381

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse Dow 2x Strategy Fund	Swap equity agreements	$37,170	$—	$37,170	$(26,068)	$(11,102)	$—
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity agreements	162,296	—	162,296	(111,643)	(50,653)	—
Russell 2000® 2x Strategy Fund	Swap equity agreements	359,977	—	359,977	—	(359,977)	—
Inverse Russell 2000® 2x Strategy Fund	Swap equity agreements	2,960	—	2,960	(777)	(2,183)	—
Inverse S&P 500® 2x Strategy Fund	Swap equity agreements	109,072	—	109,072	(45,052)	(64,020)	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2025.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	$90,455	$—
	BNP Paribas	Total return swap agreements	375,579	—
	Goldman Sachs International	Futures contracts	42,856	—
Dow 2x Strategy Fund Total			508,890	—
Inverse Dow 2x Strategy Fund	BNP Paribas	Total return swap agreements	105,099	—
	Goldman Sachs International	Futures contracts	13,151	—
Inverse Dow 2x Strategy Fund Total			118,250	—
NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	766,908	—
	BNP Paribas	Total return swap agreements	11,561,931	—
	Goldman Sachs International	Futures contracts	7,474,745	—
NASDAQ-100® 2x Strategy Fund Total			19,803,584	—
Inverse NASDAQ-100® 2x Strategy Fund	BNP Paribas	Total return swap agreements	247,285	—
	Goldman Sachs International	Total return swap agreements	690,000	—
Inverse NASDAQ-100® 2x Strategy Fund Total			937,285	—
Russell 2000® 2x Strategy Fund	BNP Paribas	Total return swap agreements	316,528	—
	Goldman Sachs International	Total return swap agreements	7,970,000	—
Russell 2000® 2x Strategy Fund Total			8,286,528	—
Inverse Russell 2000® 2x Strategy Fund	BNP Paribas	Total return swap agreements	181,986	—
	Goldman Sachs International	Futures contracts	43,955	—
	Goldman Sachs International	Total return swap agreements	380,000	—
Inverse Russell 2000® 2x Strategy Fund Total			605,941	—
S&P 500® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	354,476	—
	BNP Paribas	Total return swap agreements	2,423,821	—
S&P 500® 2x Strategy Fund Total			2,778,297
Inverse S&P 500® 2x Strategy Fund	BNP Paribas	Total return swap agreements	183,882	—
	Goldman Sachs International	Futures contracts	682	—
	Goldman Sachs International	Total return swap agreements	1,550,000	—
Inverse S&P 500® 2x Strategy Fund Total			1,734,564	—

80 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

When the aggregate assets of each series of the Trust and each series of Rydex Series Funds (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted separate Distribution and Shareholder Services Plans applicable to Class A shares and Class H shares of the Funds, pursuant to which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Providers out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services it performs.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class C shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ Class C shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2025, GFD retained sales charges of $23,706 relating to sales of Class A shares of the Trust.

Effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for the NASDAQ-100® 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets in excess of $500,000,000. This agreement will automatically renew for additional one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Additionally, effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets (in addition to any other contractual waiver and/or reimbursement arrangements). This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Further, effective August 1, 2023, GI has contractually agreed to waive and/or reimburse expenses for S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets (in addition to any other contractual waiver and/or reimbursement arrangements). This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) serves as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon (“BNY”) serves as the Funds’ custodian. Prior to September 29, 2025, U.S. Bank, N.A. (“U.S. Bank”) served as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Strips
4.20%			0.00%
Due 10/01/25	$20,072,005	$20,074,347	Due 11/15/25 - 02/15/47	$20,571,636	$20,472,946

			U.S. Treasury Bond
			2.25%
			Due 02/15/52	800	500
				20,572,436	20,473,446

BofA Securities, Inc.			U.S. Treasury Strips
4.19%			0.00%
Due 10/01/25	14,443,120	14,444,801	Due 08/15/39 - 05/15/55	47,578,321	14,731,982

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, BNY acts as the lending agent (prior to September 29, 2025, U.S. Bank acted as the lending agent), and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and proceeds are invested in the Dreyfus Treasury Obligations Cash Management Fund – Institutional Shares. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2025, none of the Funds participated in securities lending transactions.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At September 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$23,577,767	$13,041,552	$—	$13,041,552
Inverse Dow 2x Strategy Fund	4,055,409	23	(41,826)	(41,803)
NASDAQ-100® 2x Strategy Fund	877,080,678	422,805,730	(1,125,342)	421,680,388
Inverse NASDAQ-100® 2x Strategy Fund	11,426,141	281	(162,446)	(162,165)
Russell 2000® 2x Strategy Fund	34,001,274	4,575,213	(1,085,987)	3,489,226
Inverse Russell 2000® 2x Strategy Fund	3,363,361	6,515	(15,161)	(8,646)
S&P 500® 2x Strategy Fund	268,634,087	63,575,383	(49,695)	63,525,688
Inverse S&P 500® 2x Strategy Fund	9,643,534	36	(135,007)	(134,971)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Securities Transactions

For the period ended September 30, 2025, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Dow 2x Strategy Fund	$52,726,965	$66,946,752
Inverse Dow 2x Strategy Fund	—	—
NASDAQ-100® 2x Strategy Fund	3,187,713,544	2,853,774,629
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	1,235,932	1,512,003
Inverse Russell 2000® 2x Strategy Fund	—	—
S&P 500® 2x Strategy Fund	1,643,716,228	1,539,419,264
Inverse S&P 500® 2x Strategy Fund	—	—

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended September 30, 2025, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Dow 2x Strategy Fund	$5,072,863	$4,864,852	$(43,719)
NASDAQ-100® 2x Strategy Fund	931,385,833	602,232,462	16,614,953
S&P 500® 2x Strategy Fund	510,673,075	651,377,075	8,842,771

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, previously secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. that terminated on September 23, 2025. On September 26, 2025, a new, uncommitted $200,000,000 line of credit agreement was entered into with BNY, which expires on September 25, 2026. This line of credit is reserved for temporary or emergency purposes, and the Funds’ general business purposes. Borrowings, if any, under this arrangement bear interest which varies between the greater of BNY’s “overnight rate”, SOFR, the Federal Funds Rate, or 0%, plus 1%, which shall be paid monthly. The effective interest rate averaged 5.48% for the period ended September 30, 2025. The Funds did not have any borrowings outstanding under this agreement at September 30, 2025.

The average daily balances borrowed for the period ended September 30, 2025, were as follows:

Fund	Average Daily Balance
Dow 2x Strategy Fund	$499
NASDAQ-100® 2x Strategy Fund	2,556
Inverse NASDAQ-100® 2x Strategy Fund	9,792
S&P 500® 2x Strategy Fund	13,940

Note 11 – Segment Reporting

An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

Note 12 – Recent Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (the “2023 ASU”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The 2023 ASU is effective for fiscal years beginning after December 15, 2024. At this time, management is evaluating the implications of these changes on the financial statements, though adoption of the new standard is expected to impact financial statement disclosures only and not affect any Fund’s financial position or the results of its operations.

Note 13 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 14 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

A Brief Note on The Compounding of Returns

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

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OTHER INFORMATION (Unaudited)(concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

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ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Report of the Rydex Dynamic Funds Board of Trustees

The Board of Trustees (the “Board”) of Rydex Dynamic Funds (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the investment management agreement (the “Advisory Agreement”) with Security Investors, LLC (“Security Investors” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

●	Dow 2x Strategy Fund	●	Inverse Dow 2x Strategy Fund
●	Inverse NASDAQ-100 2x Strategy Fund	●	Inverse Russell 2000 2x Strategy Fund
●	Inverse S&P 500 2x Strategy Fund	●	NASDAQ-100 2x Strategy Fund
●	Russell 2000 2x Strategy Fund	●	S&P 500 2x Strategy Fund

Security Investors is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 15, 2025 (the “April Meeting”) and on May 22, 2025 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group comparisons. FUSE also made a presentation at the April Meeting. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim and FUSE, including, among other things, a summary of notable distinctions between the Funds and the applicable peer group identified in the FUSE reports.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Fund is designed to provide such tactical advisors with specific exposures while also providing for unlimited trading privileges, and that the Funds offer a unique set of product features. The Committee noted that each Fund seeks to track the performance (before fees and expenses) of a specific benchmark index on a daily basis. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Fund relative to the applicable benchmark index. The Committee took into account the limitations of the peer group comparisons provided by FUSE with respect to the Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

92 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Following its review of the Committee’s recommendation, the Board unanimously approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2026 at a meeting held on May 21-22, 2025 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Committee considered the Funds’ unique product features, including their tradability, the real time cash process employed for the Funds, twice-daily pricing for the Funds on select trading platforms, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2024, 2023 and 2022. The Committee also considered additional information regarding trading activity in the Funds during 2024 and 2023, including purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee considered management’s view that the Funds continue to be utilized by tactical advisors as intended.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, GIH Borrower, LLC (“GIHB”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GIHB and its indirect subsidiary Guggenheim Investments Holdings, LLC.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Investment Performance: The Committee received, for each Fund, investment returns for the five-year, three-year and one-year periods ended December 31, 2024. In addition, the Committee received a comparison of each Fund’s performance to the performance of one or two peer funds identified by FUSE from the two direct competitor product suites, in each case for the same periods. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group for performance and expense comparisons. The Committee received tracking error data for the Funds relative to the applicable benchmark index for the five-year, three-year and one-year periods ended December 31, 2024, as well as a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

The Committee considered the Adviser’s statement that the Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index and compared to the tracking error of a peer fund.

The Committee considered the Adviser’s summary of notable distinctions between the Funds and the peer funds in the two direct competitor product suites. The Committee observed that the performance of the Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2024 was generally in line with the performance of their respective peer funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that each Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee1 and total net expense ratio to the applicable peer group.] The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds, each of which is charged the same advisory fee as the corresponding Fund.

The Committee considered the Adviser’s summary of notable distinctions between the Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing the Funds’ advisory fees. The Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to the contractual advisory fee charged to the comparable peer fund. The Committee also considered the net effective management fee and total net expense ratio for each Fund’s Class H shares as compared to those of the peer fund.

The Committee considered the continuation through August 1, 2026 of management’s agreement, implemented as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Fund by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement

[1]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

94 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

arrangements in place. The Committee also noted the continuation through August 1, 2026 of management’s separate agreement, implemented as part of the 2022 annual contract review process, to reduce the total net expense ratio of each Fund by 0.05% of its average daily net assets and, with respect to NASDAQ-100 2x Strategy Fund, to further reduce the total net expense ratio of the Fund by 0.05% of its average daily net assets in excess of $500 million, through expense reimbursement and/or waiver agreements.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2024, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2023 and December 31, 2022. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain synergies, such as enhanced visibility of the Adviser and its products and services with the correlative opportunity to increase sales and distribution of these products and services, and other synergies arising from offering a broad spectrum of products and services, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s increase in overall expenses in 2024 was attributable to increases in operating and administration expenses, income tax and depreciation, and non-recurring items.

The Committee noted that, in addition to the expense reimbursement and/or waiver arrangement implemented in August 2022 for the NASDAQ-100 2x Strategy Fund on average daily net assets in excess of $500 million, the Adviser has agreed to a contractual advisory fee breakpoint schedule for the Funds that is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. Under the breakpoint schedule adopted in June 2018 to reflect product-suite level economies of scale, each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Funds and the tradable series of Rydex Series Funds, a separate trust, equal or exceed $10 billion.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Concluded)

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 4, 2025

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	December 4, 2025

*	Print the name and title of each signing officer under his or her signature.